UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04852

Victory Portfolios
(Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio		44144
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-539-3863

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2017

Item 1. Schedule of Investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory INCORE Investment Quality Bond Fund	September 30, 2017
(Unaudited)

Security Description	Principal Amount	Value
Asset Backed Securities (5.7%)
AmeriCredit Automobile Receivables Trust , Series 2017-2, Class B, 2.40%, 5/18/22, Callable 2/18/21 @ 100(a)	$255,000	$255,663
CarMax Auto Owner Trust , Series 2017-3, Class A4, 2.22%, 11/15/22, Callable 5/15/21 @ 100	213,000	212,399
Drive Auto Receivables Trust , Series 2017-1, Class B, 2.36%, 3/15/21, Callable 11/15/21 @ 100	185,000	185,223
DT Auto Owner Trust , Series 2017-2A, Class B, 2.44%, 2/15/21, Callable 8/15/20 @ 100(b)	230,000	230,314
DT Auto Owner Trust , Series 2017-3A, Class B, 2.40%, 5/17/21, Callable 6/15/22 @ 100(b)	130,000	130,035
Fairway Outdoor Funding LLC , Series 2012-1A, Class A2, 4.21%, 10/15/42, Callable 10/15/18 @ 100(a)(b)	430,121	435,182
Santander Drive Auto Receivables Trust , Series 2017-2, Class B, 2.21%, 10/15/21, Callable 5/15/20 @ 100	300,000	300,153
Santander Drive Auto Receivables Trust , Series 2017-3, Class B, 2.42%, 3/15/22, Callable 10/15/21 @ 100	235,000	234,279
World Financial Network Credit Card Master Trust , Series 2017-A, Class A, 2.12%, 3/15/24	300,000	300,011
World Omni Automobile Lease Securitization Trust , Series 2017-A, Class A3, 2.13%, 4/15/20, Callable 2/15/20 @ 100	540,000	541,427
Total Asset Backed Securities (Cost $2,817,890)		2,824,686

Collateralized Mortgage Obligations (2.3%)
Banc of America Commercial Mortgage Trust , Series 2008-1, Class A4, 6.51%, 2/10/51(a)(c)	218,388	219,375
Commercial Mortgage Trust , Series 2012-CR4, Class B, 3.70%, 10/15/45(b)	305,000	308,833
GS Mortgage Securities Trust , Series 2012-GC6, Class B, 5.84%, 1/10/45(b)(c)	250,000	274,662
JPMorgan Chase Commercial Mortgage Securities Trust , Series 2006-LDP7, Class AM, 6.14%, 4/17/45(a)(c)	8,113	8,113
WF-RBS Commercial Mortgage Trust , Series 2012-C6, Class B, 4.70%, 4/15/45	300,000	319,761
Total Collateralized Mortgage Obligations (Cost $1,184,237)		1,130,744

Residential Mortgage Backed Securities (3.0%)
Ameriquest Mortgage Securities, Inc. , Series 2003-5, Class A6, 5.04%, 4/25/33, Callable 10/25/17 @ 100(c)	88,696	88,696
Countrywide Home Loans, Inc. , Series 2002-19, Class 1A1, 6.25%, 11/25/32, Callable 10/25/17 @ 100	79,815	79,815
Credit Suisse First Boston Mortgage Securities Corp. , Series 2002-HE16, Class M1, 2.56%(US0001M+132bps), 10/25/32, Callable 10/25/17 @ 100(c)	116,951	117,643
GSR Mortgage Loan Trust , Series 2004-10F, Class 6A1, 5.00%, 9/25/34, Callable 10/25/17 @ 100	20,186	20,186

See notes to schedule of investments.

Security Description	Principal Amount	Value
JPMorgan Mortgage Trust , Series 2016-4, Class A5, 3.50%, 10/25/46, Callable 12/25/37 @ 100(a)(b)(c)	$165,864	$169,622
JPMorgan Mortgage Trust , Series 2005-A3, Class 11A2, 3.58%, 6/25/35, Callable 7/25/18 @ 100(a)(c)	368,810	372,428
JPMorgan Mortgage Trust , Series 2004-S2, Class 1A3, 4.75%, 11/25/19, Callable 5/25/19 @ 100(a)	52,044	52,659
Prime Mortgage Trust , Series 2004-2, Class A3, 5.25%, 11/25/19, Callable 10/25/17 @ 100(a)	15,931	15,931
Residential Funding Mortgage Securities I, Inc. , Series 2005-S3, Class A1, 4.75%, 3/25/20, Callable 10/25/17 @ 100(a)	56,923	56,923
Structured Asset Securities Corp. , Series 2004-21XS, Class 2A6A, 5.24%, 12/25/34, Callable 10/25/17 @ 100(a)(c)	984	984
Structured Asset Securities Corp. , Series 2004-20, Class 7A1, 5.25%, 11/25/34, Callable 10/25/17 @ 100(a)	263,402	263,402
Wells Fargo Mortgage Backed Securities Trust , Series 2005-2, Class 2A1, 4.75%, 4/25/20, Callable 10/25/17 @ 100(a)	24,526	24,526
Wells Fargo Mortgage Backed Securities Trust , Series 2004-Y, Class 3A1, 3.07%, 11/25/34, Callable 10/25/17 @ 100(a)(c)	171,467	171,467
Wells Fargo Mortgage Backed Securities Trust , Series 2004-6, Class A4, 5.50%, 6/25/34, Callable 10/25/17 @ 100	59,716	59,716
Total Residential Mortgage Backed Securities (Cost $1,489,293)		1,493,998

Corporate Bonds (46.8%)
Consumer Discretionary (5.6%):
Bed Bath & Beyond, Inc., 5.17%, 8/1/44, Callable 2/1/44 @ 100	175,000	154,915
Best Buy Co., Inc., 5.50%, 3/15/21, Callable 12/15/20 @ 100	200,000	217,358
BorgWarner, Inc., 4.63%, 9/15/20 (a)	500,000	531,750
Coach, Inc., 4.25%, 4/1/25, Callable 1/1/25 @ 100	155,000	160,003
D.R. Horton, Inc., 5.75%, 8/15/23, Callable 5/15/23 @ 100	165,000	187,808
Darden Restaurants, Inc., 3.85%, 5/1/27, Callable 2/1/27 @ 100	105,000	106,905
Dish DBS Corp., 5.00%, 3/15/23	130,000	133,058
Hasbro, Inc., 6.35%, 3/15/40	280,000	340,791
Lear Corp., 3.80%, 9/15/27, Callable 6/15/27 @ 100	175,000	174,260
NVR, Inc., 3.95%, 9/15/22, Callable 6/15/22 @ 100 (a)	420,000	438,661
SES Global Americas Holdings GP, 5.30%, 3/25/44 (b)	175,000	168,427
Sirius XM Radio, Inc., 4.63%, 5/15/23, Callable 5/15/18 @ 102.31 (b)	142,000	146,453
		2,760,389
Consumer Staples (5.5%):
Altria Group, Inc., 4.25%, 8/9/42	55,000	56,598
Church & Dwight Co., Inc., 2.88%, 10/1/22	135,000	136,183
Kerry Group Finance Services, 3.20%, 4/9/23, Callable 1/9/23 @ 100	440,000	438,539
Mead Johnson Nutrition Co.
4.90%, 11/1/19 (a)	610,000	647,185
4.60%, 6/1/44, Callable 12/1/43 @ 100 (a)	150,000	165,372
Reynolds American, Inc.
4.85%, 9/15/23	290,000	319,386
5.70%, 8/15/35, Callable 2/15/35 @ 100	137,000	160,528
The Kraft Heinz Co., 2.00%, 7/2/18	500,000	501,065
Tyson Foods, Inc., 3.55%, 6/2/27, Callable 3/2/27 @ 100	108,000	109,484
Vector Group Ltd., 6.13%, 2/1/25, Callable 2/1/20 @ 103.06 (b)	195,000	201,860
		2,736,200

See notes to schedule of investments.

Security Description	Principal Amount	Value
Energy (3.5%):
Boardwalk Pipelines LP, 4.45%, 7/15/27, Callable 4/15/27 @ 100	$200,000	$203,984
Canadian National Resources, 3.85%, 6/1/27, Callable 3/1/27 @ 100	170,000	171,618
Dolphin Energy Ltd., 5.89%, 6/15/19	225,075	233,025
Enable Midstream Partners LP, 4.40%, 3/15/27, Callable 12/15/26 @ 100	165,000	168,632
Marathon Petroleum Corp.
6.50%, 3/1/41, Callable 9/1/40 @ 100	95,000	113,881
5.85%, 12/15/45, Callable 6/15/45 @ 100	130,000	143,594
Valero Energy Corp.
3.40%, 9/15/26, Callable 6/15/26 @ 100	140,000	138,492
6.63%, 6/15/37	205,000	255,731
Western Gas Partners LP, 4.65%, 7/1/26, Callable 4/1/26 @ 100	270,000	283,130
		1,712,087
Financials (11.9%):
Aflac, Inc., 2.88%, 10/15/26, Callable 7/15/26 @ 100	185,000	182,194
Alleghany Corp., 4.90%, 9/15/44, Callable 3/15/44 @ 100	120,000	126,403
Bank of America Corp.
2.33%, 10/1/21, Callable 10/1/20 @ 100 (c)	130,000	129,838
2.50%, 10/21/22, Callable 10/21/21 @ 100, MTN	285,000	282,087
BB&T Corp., 2.75%, 4/1/22, MTN, Callable 3/1/22 @ 100	260,000	264,371
Capital One Financial Corp.
2.45%, 4/24/19, Callable 3/24/19 @ 100	95,000	95,586
4.20%, 10/29/25, Callable 9/29/25 @ 100	290,000	297,839
Cincinnati Financial Corp., 6.13%, 11/1/34	165,000	200,460
Citigroup, Inc.
4.50%, 1/14/22 (a)	165,000	177,469
4.13%, 7/25/28	95,000	97,709
Credit Suisse AG (New York) Branch, 5.30%, 8/13/19	350,000	370,860
JPMorgan Chase & Co.
3.38%, 5/1/23 (a)	300,000	306,357
5.60%, 7/15/41	115,000	143,374
5.40%, 1/6/42	150,000	183,194
KeyBank NA, 2.25%, 3/16/20	580,000	582,731
KeyCorp, 2.90%, 9/15/20, MTN	45,000	45,953
Morgan Stanley
3.75%, 2/25/23 (a)	300,000	313,059
3.13%, 7/27/26, MTN	205,000	201,105
Regions Bank, 7.50%, 5/15/18 (a)	500,000	516,785
SVB Financial Group
5.38%, 9/15/20	105,000	113,910
3.50%, 1/29/25	75,000	75,075
The Goldman Sachs Group, Inc., 2.35%, 11/15/21, Callable 11/15/20 @ 100	650,000	644,611
UBS Group Funding Switzerland AG, 2.95%, 9/24/20	250,000	253,920
Unum Group, 3.00%, 5/15/21, Callable 4/15/21 @ 100	125,000	126,370
Wells Fargo & Co., 4.90%, 11/17/45 (a)	150,000	167,001
		5,898,261
Health Care (5.0%):
Agilent Technologies, Inc., 3.05%, 9/22/26, Callable 6/22/26 @ 100	205,000	198,016
Amgen, Inc., 4.40%, 5/1/45, Callable 11/1/44 @ 100	135,000	143,381
Biogen, Inc., 2.90%, 9/15/20	345,000	353,245
Bio-Rad Laboratories, Inc., 4.88%, 12/15/20 (a)	200,000	214,428
DaVita, Inc., 5.13%, 7/15/24, Callable 7/15/19 @ 102.56 (a)	185,000	185,220
DENTSPLY Sirona, Inc., 4.13%, 8/15/21, Callable 5/15/21 @ 100	195,000	201,484

See notes to schedule of investments.

Security Description	Principal Amount	Value
Express Scripts Holding, 2.25%, 6/15/19	$210,000	$210,830
Express Scripts Holding Co., 4.80%, 7/15/46, Callable 1/15/46 @ 100	100,000	105,798
Gilead Sciences, Inc., 4.40%, 12/1/21, Callable 9/1/21 @ 100 (a)	465,000	503,148
HCA Holdings, Inc., 6.25%, 2/15/21	195,000	210,866
Humana, Inc., 3.95%, 3/15/27, Callable 12/15/26 @ 100	155,000	162,155
		2,488,571
Industrials (2.5%):
AerCap Ireland Capital Ltd., 3.75%, 5/15/19 (a)	400,000	409,420
Canadian National Railway Co., 3.20%, 8/2/46, Callable 2/2/46 @ 100	60,000	55,203
Hexcel Corp., 3.95%, 2/15/27, Callable 11/15/26 @ 100	80,000	81,981
Hubbell, Inc., 3.35%, 3/1/26, Callable 12/1/25 @ 100	145,000	146,737
IDEX Corp., 4.20%, 12/15/21, Callable 9/15/21 @ 100	235,000	245,378
Kansas City Southern, 4.95%, 8/15/45, Callable 2/15/45 @ 100	105,000	116,942
Valmont Industries, Inc., 5.00%, 10/1/44, Callable 4/1/44 @ 100 (a)	197,000	196,996
		1,252,657
Information Technology (3.6%):
Activision Blizzard, Inc.
2.30%, 9/15/21, Callable 8/15/21 @ 100	180,000	178,943
6.13%, 9/15/23, Callable 9/15/18 @ 103.06 (b)	335,000	358,989
4.50%, 6/15/47, Callable 12/15/46 @ 100	80,000	81,064
Apple, Inc., 4.65%, 2/23/46, Callable 8/23/45 @ 100	60,000	67,965
Cadence Design Systems, Inc., 4.38%, 10/15/24, Callable 7/15/24 @ 100	58,000	60,469
Cardtronics, Inc., 5.50%, 5/1/25, Callable 5/1/20 @ 104.13 (b)	179,000	183,130
Electronic Arts, Inc., 3.70%, 3/1/21, Callable 2/1/21 @ 100	395,000	411,420
Juniper Networks, Inc., 5.95%, 3/15/41	105,000	116,564
NVIDIA Corp., 2.20%, 9/16/21, Callable 8/16/21 @ 100	85,000	84,439
VMware, Inc.
2.30%, 8/21/20	65,000	65,176
2.95%, 8/21/22, Callable 7/21/22 @ 100	174,000	175,018
		1,783,177
Materials (2.2%):
Ecolab, Inc., 2.00%, 1/14/19	90,000	90,286
Lyondellbasell Industries NV, 5.00%, 4/15/19, Callable 1/15/19 @ 100 (a)	490,000	508,248
Newcrest Finance Pty Ltd., 5.75%, 11/15/41	125,000	139,633
Nucor Corp., 5.20%, 8/1/43, Callable 2/1/43 @ 100	100,000	116,554
Rio Tinto Finance USA Ltd., 5.20%, 11/2/40	50,000	59,408
Vale Overseas Ltd., 6.25%, 8/10/26	170,000	193,200
		1,107,329
Real Estate (2.4%):
Columbia Property Trust Operating Partnership, 3.65%, 8/15/26, Callable 5/15/26 @ 100	115,000	112,203
Crown Castle Towers LLC, 6.11%, 1/15/40, Callable 7/15/19 @ 100 (a)(b)	500,000	532,120
Lexington Realty Trust, 4.25%, 6/15/23, Callable 3/15/23 @ 100	200,000	199,116
SBA Tower Trust, 2.24%, 4/15/43, Callable 11/6/17 @ 100 (b)	350,000	350,157
		1,193,596
Telecommunication Services (1.7%):
AT&T, Inc.
2.30%, 3/11/19 (a)	500,000	502,525
6.30%, 1/15/38 (a)	285,000	335,562
		838,087

See notes to schedule of investments.

Security Description	Principal Amount	Value
Utilities (2.9%):
Consolidated Edison, Inc., 6.30%, 8/15/37	$170,000	$228,584
Empresa Nacional de Electricidad SA, 4.25%, 4/15/24, Callable 1/15/24 @ 100	315,000	331,566
Iberdrola International BV
6.75%, 9/15/33	35,000	42,370
6.75%, 7/15/36	70,000	91,405
Oklahoma G&e Co., 5.25%, 5/15/41, Callable 11/15/40 @ 100	105,000	121,191
Public Service Enterprise Group, Inc., 4.00%, 6/1/44, Callable 12/1/43 @ 100	115,000	116,962
SCANA Corp., 4.75%, 5/15/21, Callable 2/15/21 @ 100	240,000	251,911
South Carolina Electric & Gas Co., 4.60%, 6/15/43, Callable 12/15/42 @ 100	200,000	216,100
		1,400,089
Total Corporate Bonds (Cost $22,873,905)		23,170,443

Government National Mortgage Association (0.1%)
Multi-family (0.1%):
Collateralized Mortgage Obligations (0.1%):
Government National Mortgage Association
6.00%, 12/15/33	26,853	30,350
Total Government National Mortgage Association (Cost $27,576)		30,350

U.S. Government Mortgage Backed Agencies (25.8%)
Federal Home Loan Mortgage Corp.
5.00%, 6/15/23 (a)	54,210	56,882
5.50%, 6/1/38	69,954	77,495
7.00%, 9/1/38 (a)	21,593	25,101
4.50%, 1/1/41 - 5/1/47 (a)	453,525	487,766
4.50%, 7/1/44(a)	1,019,630	1,098,241
3.50%, 8/1/47	1,450,634	1,496,946
		3,242,431
Federal Home Loan Mortgage Corp.,Structured Agency Credit Risk Debt Notes
Series 2014-DN1, Class M23.43%(US0001M+220bps), 2/25/24 (a)	455,197	469,814

Federal National Mortgage Association
6.00%, 8/1/21 - 2/1/37 (a)	333,146	370,219
5.50%, 4/1/22 (a)	21,282	22,450
5.50%, 1/1/28 (a)	160,836	178,769
7.00%, 8/1/23 - 6/1/32	32,978	37,544
7.50%, 12/1/29 - 2/1/31	34,087	39,161
8.00%, 6/1/30 - 9/1/30	24,312	28,532
5.00%, 12/1/34 - 11/1/36	15,745	17,299
3.26% (US0012M+166bps), 12/1/36 (a)	47,940	50,025
4.50%, 12/1/38 - 6/1/40 (a)	645,387	695,638
4.00%, 11/1/43 (a)	993,268	1,059,654
4.00%, 3/1/46 (a)	1,606,850	1,693,477
3.50%, 8/1/46 (a)	892,263	920,511
3.50%, 2/1/46 - 9/1/47 (a)	1,615,000	1,667,235
3.00%, 8/1/46 (a)	2,212,651	2,222,086

See notes to schedule of investments.

Security Description	Principal Amount	Value
3.44% (US0012M+169bps), 8/1/46 (a)	$45,104	$46,748
		9,049,348
Total U.S. Government Mortgage Backed Agencies (Cost $12,892,298)		12,761,593

U.S. Treasury Obligations (11.6%)
U.S. Treasury Bills
0.90%, 11/9/17 (a)(d)	1,500,000	1,498,498
1.05%, 2/8/18 (d)	2,285,000	2,276,280
U.S. Treasury Bonds, 2.88%, 5/15/43 (a)	85,000	85,716
U.S. Treasury Notes
1.63%, 8/31/19 (a)	26,000	26,077
1.75%, 5/31/22	488,000	484,818
2.00%, 8/15/25	1,366,000	1,342,679
Total U.S. Treasury Obligations (Cost $5,721,060)		5,714,068
Total Investments (Cost $47,006,259) — 95.3%		47,125,882
Other assets in excess of liabilities — 4.7%		2,319,777
NET ASSETS - 100.00%		$49,445,659

(a)	All or a portion of this security has been segregated as collateral for derivative instruments and/or securities purchased on a when-issued basis.
(b)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2017, the fair value of these securities was $3,489,784 and amounted to 7.1% of net assets.

(c)	Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2017.
(d)	Rate represents the effective yield at September 30, 2017.

LLC—Limited Liability Company

LP—Limited Partnership

MTN—Medium Term Note

US0001M—1 Month US Dollar LIBOR

US0003M—3 Month US Dollar LIBOR

US0012M—12 Month US Dollar LIBOR

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
10-Year U.S. Treasury Note Future	11	12/19/17	$1,378,438	$(13,927)
2-Year U.S. Treasury Note Future	12	12/29/17	2,588,438	(5,103)
30-Year U.S. Treasury Bond Future	24	12/19/17	3,667,499	(21,818)
5-Year U.S. Treasury Note Future	19	12/29/17	2,232,500	(14,581)
				$(55,429)

See notes to schedule of investments.

The table below presents centrally cleared credit default swap contracts as of September 30, 2017:

Protection Sold(a)

Description	Counterparty	Maturity Date	Payment Frequency	Implied Credit Spread at September 30, 2017(b)	Notional Amount(c)	Value	Premiums Paid	Unrealized Appreciation
CDX North America High Yield Index; Series 28	Goldman Sachs	6/20/22	Quarterly	3.12%	$3,000,000	$231,912	$212,534	$3,342
CDX North America Investment Grade 5 Year Index; Series 28	Goldman Sachs	6/20/22	Quarterly	0.53	1,000,000	21,199	17,964	1,650
						$253,111	$230,498	$4,992

(a)

When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)

Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)

The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index or the CDX North America Investment Grade 5 Year Index.

See notes to schedule of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory INCORE Low Duration Bond Fund	September 30, 2017
(Unaudited)

Security Description	Principal Amount	Value
Asset Backed Securities (12.9%)
Ally Auto Receivables Trust , Series 14-2, Class B, 2.10%, 3/16/20, Callable 5/15/18 @ 100(a)	$2,240,000	$2,248,691
American Express Credit Account Master Trust , Series 2014-1, Class B, 1.73%(LIBOR01M+50bps), 12/15/21(a)(b)(c)	6,400,000	6,411,015
AmeriCredit Automobile Receivables Trust , Series 15-3, Class D, 3.34%, 8/8/21, Callable 10/8/19 @ 100(a)(c)	2,600,000	2,636,858
AmeriCredit Automobile Receivables Trust , Series 2017-2, Class B, 2.40%, 5/18/22, Callable 2/18/21 @ 100(a)(c)	2,715,000	2,722,061
AmeriCredit Automobile Receivables Trust , Series 16-3, Class C, 2.24%, 4/8/22, Callable 7/8/20 @ 100(a)(c)	4,435,000	4,363,715
Avis Budget Rental Car Funding (AESOP) LLC , Series 14-1A, Class A, 2.46%, 7/20/20(a)(c)(d)	2,000,000	2,004,100
Avis Budget Rental Car Funding (AESOP) LLC , Series 13-1A, Class A, 1.92%, 9/20/19(a)(c)(d)	10,500,000	10,494,314
Chrysler Capital Auto Receivables Trust , Series 16-BA, Class B, 2.22%, 5/16/22, Callable 10/15/20 @ 100(a)(d)	4,180,000	4,159,313
CNH Equipment Trust , Series 14-B, Class A4, 1.61%, 5/17/21, Callable 6/15/18 @ 100(a)(c)	4,393,778	4,393,168
Drive Auto Receivables Trust , Series 17-AA, Class C, 2.98%, 1/18/22, Callable 4/15/20 @ 100(a)(d)	2,115,000	2,136,385
Drive Auto Receivables Trust , Series 2017-1, Class B, 2.36%, 3/15/21, Callable 11/15/21 @ 100(a)	1,985,000	1,987,397
DT Auto Owner Trust , Series 2017-2A, Class B, 2.44%, 2/15/21, Callable 8/15/20 @ 100(a)(d)	2,420,000	2,423,301
First Investors Auto Owner Trust , Series 15-2A, Class A2, 1.59%, 12/16/19, Callable 8/15/19 @ 100(a)(d)	89,622	89,612
Mercedes-Benz Auto Lease Trust , Series 16-A, Class A3, 1.52%, 3/15/19, Callable 6/15/18 @ 100(a)	2,900,000	2,900,662
Santander Drive Auto Receivables Trust , Series 2017-2, Class B, 2.21%, 10/15/21, Callable 5/15/20 @ 100(a)	3,125,000	3,126,597
Santander Drive Auto Receivables Trust , Series 2017-3, Class B, 2.42%, 3/15/22, Callable 10/15/21 @ 100(a)	2,540,000	2,532,210
Santander Drive Auto Receivables Trust , Series 16-3, Class C, 2.46%, 3/15/22, Callable 11/15/19 @ 100(a)(c)	6,835,000	6,863,322
Synchrony Credit Card Master Note Trust , Series 16-1, Class A, 2.04%, 3/15/22(a)	3,850,000	3,863,294
World Financial Network Credit Card Master Trust , Series 2017-A, Class A, 2.12%, 3/15/24(a)	3,155,000	3,155,119
Total Asset Backed Securities (Cost $68,490,039)		68,511,134

Collateralized Mortgage Obligations (8.6%)
Banc of America Commercial Mortgage Trust , Series 2008-1, Class A4, 6.51%, 2/10/51(a)(b)(c)	2,002,926	2,011,979
BX Trust , Series 2017-APPL, Class A, 2.11%(LIBOR01M+88bps), 7/15/34(a)(b)(d)	6,500,000	6,504,042
BX Trust , Series 2017-SLCT, Class B, 2.43%(LIBOR01M+120bps), 7/15/34(a)(b)(d)	6,500,000	6,497,904

See notes to schedule of investments.

Security Description	Principal Amount	Value
COMM Mortgage Trust , Series 2014-CR20, Class A2, 2.80%, 11/10/47(a)(c)	$5,276,000	$5,347,427
COMM Mortgage Trust , Series 2014-CR19, Class A2, 2.97%, 8/10/47(a)(c)	5,873,765	5,973,541
COMM Mortgage Trust , Series 2014-CR15, Class A2, 2.93%, 2/10/47(a)(c)	3,800,000	3,848,287
Drive Auto Recievables Trust , Series 2016-CA, Class B, 2.37%, 11/16/20, Callable 2/15/20 @ 100(a)(d)	6,500,000	6,523,270
Great Wolf Trust , Series 2017-WOLF, Class A, 2.09%(LIBOR01M+85bps), 9/15/34(a)(b)(d)	3,500,000	3,498,635
GS Mortgage Securities Trust , Series 2012-GCJ9, Class A2, 1.76%, 11/10/45(a)(c)	24,755	24,745
GS Mortgage Securities Trust , Series 2013-GC16, Class A2, 3.03%, 11/10/46(a)	1,759,970	1,777,652
JPMBB Commercial Mortgage Securities Trust , Series 2013-C15, Class A2, 2.98%, 11/15/45(a)	1,746,384	1,762,610
JPMorgan Chase Commercial Mortgage Securities Trust , Series 2013-C16, Class A2, 3.07%, 12/15/46(a)(c)	1,339,573	1,353,071
JPMorgan Chase Commercial Mortgage Securities Trust , Series 2006-LDP7, Class AM, 6.14%, 4/17/45(a)(b)(c)	54,088	54,088
Morgan Stanley BAML Trust , Series 2013-C8, Class A2, 1.69%, 12/15/48(a)(c)	321,117	320,795
Total Collateralized Mortgage Obligations (Cost $46,026,333)		45,498,046

Residential Mortgage Backed Securities (8.8%)
Ameriquest Mortgage Securities, Inc. , Series 2003-5, Class A6, 5.04%, 4/25/33, Callable 10/25/17 @ 100(a)(b)	20,172	20,172
Bank of America Mortgage Securities, Inc. , Series 03-J, Class 2A2, 3.45%, 11/25/33, Callable 10/25/17 @ 100(a)(b)(c)	772,091	772,091
Bear Stearns Alt-A Trust , Series 03-3, Class 2A, 3.51%, 10/25/33, Callable 10/25/17 @ 100(a)(b)(c)	2,950,631	2,950,631
Chase Mortgage Finance Corp. , Series 07-A1, Class 2A1, 3.68%, 2/25/37, Callable 10/25/22 @ 100(a)(b)(c)	1,044,055	1,054,974
Credit Suisse First Boston Mortgage Securities Corp. , Series 04-AR7, Class 4A1, 3.42%, 11/25/34, Callable 10/25/17 @ 100(a)(b)(c)	2,631,608	2,631,608
Credit Suisse First Boston Mortgage Securities Corp. , Series 04-5, Class 5A1, 5.00%, 8/25/19, Callable 1/25/19 @ 100(a)	134,124	133,604
Credit Suisse First Boston Mortgage Securities Corp. , Series 03-23, Class 2A8, 4.50%, 10/25/18(a)(c)	45,992	46,793
Credit Suisse First Boston Mortgage Securities Corp. , Series 03-8, Class 2A1, 5.00%, 4/25/18, Callable 10/25/17 @ 100(a)(c)	1,857	1,857
Credit Suisse First Boston Mortgage Securities Corp. , Series 03-11, Class 1A31, 5.50%, 6/25/33, Callable 10/25/17 @ 100(a)(c)	310,216	310,216
GSR Mortgage Loan Trust , Series 04-15F, Class 5A1, 5.50%, 1/25/20, Callable 4/25/34 @ 100(a)(c)	211,908	217,425
JPMorgan Mortgage Trust , Series 16-3, Class 1A3, 3.50%, 10/25/46, Callable 8/25/27 @ 100(a)(b)(c)(d)	1,174,341	1,201,681
JPMorgan Mortgage Trust , Series 14-5, Class A11, 3.00%, 10/25/29, Callable 9/25/25 @ 100(a)(b)(c)(d)	5,533,223	5,568,635
JPMorgan Mortgage Trust , Series 2016-4, Class A5, 3.50%, 10/25/46, Callable 12/25/37 @ 100(a)(b)(c)(d)	2,073,299	2,120,272

See notes to schedule of investments.

Security Description	Principal Amount	Value
JPMorgan Mortgage Trust , Series 17-1, Class A5, 3.50%, 1/25/47, Callable 10/25/38 @ 100(a)(b)(c)(d)	$2,549,513	$2,608,880
JPMorgan Mortgage Trust , Series 17-3, Class 2A2, 2.50%, 8/25/47, Callable 7/25/29 @ 100(a)(b)(d)	2,951,499	2,940,201
JPMorgan Mortgage Trust , Series 2004-S2, Class 1A3, 4.75%, 11/25/19, Callable 5/25/19 @ 100(a)(c)	94,214	95,327
JPMorgan Mortgage Trust , Series 04-S1, Class 1A7, 5.00%, 9/25/34, Callable 10/25/17 @ 100(a)(c)	190,739	189,800
JPMorgan Mortgage Trust , Series 06-A2, Class 5A1, 3.32%, 11/25/33, Callable 8/25/25 @ 100(a)(b)(c)	1,200,640	1,203,142
JPMorgan Mortgage Trust , Series 05-A1, Class 6T1, 3.64%, 2/25/35, Callable 10/25/17 @ 100(a)(b)(c)	299,344	302,901
JPMorgan Mortgage Trust , Series 05-A1, Class 3A1, 3.62%, 2/25/35, Callable 10/25/17 @ 100(a)(b)(c)	1,206,837	1,219,027
Madison Park Funding Ltd. , Series 2017-26A, Class AR, 2.52% (US0003M+120bps), 7/29/30(a)(b)(d)	6,500,000	6,499,967
Morgan Stanley Mortgage Loan Trust , Series 05-6AR, Class 1A1, 1.52% (US0001M+28bps), 11/25/35, Callable 8/25/18 @ 100(a)(b)(c)	709,045	703,021
Morgan Stanley Mortgage Loan Trust , Series 04-1, Class 1A9, 4.50%, 11/25/18, Callable 3/25/22 @ 100(a)(c)	33,237	33,341
Prime Mortgage Trust , Series 2004-2, Class A3, 5.25%, 11/25/19, Callable 10/25/17 @ 100(a)(c)	55,913	55,913
Prime Mortgage Trust , Series 04-2, Class A2, 4.75%, 11/25/19, Callable 10/25/17 @ 100(a)(c)	105,558	105,558
Residential Asset Mortgage Products, Inc. , Series 02-RS4, Class AI5, 6.16%, 8/25/32, Callable 10/25/17 @ 100(a)(b)	25,408	25,624
Residential Funding Mortgage Securities I, Inc. , Series 2005-S3, Class A1, 4.75%, 3/25/20, Callable 10/25/17 @ 100(a)(c)	207,248	207,248
Structured Adjustable Rate Mortgage Loan Trust , Series 04-6, Class 4A1, 3.45%, 6/25/34, Callable 10/25/17 @ 100(a)(b)(c)	2,612,116	2,612,116
Structured Asset Mortgage Investments II Trust , Series 04-AR7, Class A1A, 1.93% (US0001M+70bps), 4/19/35, Callable 10/19/17 @ 100(a)(b)(c)	1,222,582	1,205,438
Structured Asset Securities Corp. , Series 03-29, Class 2A1, 5.25%, 9/25/23, Callable 10/25/17 @ 100(a)(c)	789,872	789,872
Structured Asset Securities Corp. , Series 2004-21XS, Class 2A6A, 5.24%, 12/25/34, Callable 10/25/17 @ 100(a)(b)(c)	5,103	5,103
Wells Fargo Mortgage Backed Securities Trust , Series 2005-2, Class 2A1, 4.75%, 4/25/20, Callable 10/25/17 @ 100(a)(c)	36,068	36,068
Wells Fargo Mortgage Backed Securities Trust , Series 03-N, Class 2A1, 2.99%, 12/25/33, Callable 10/25/17 @ 100(a)(b)(c)	693,416	693,416
Wells Fargo Mortgage Backed Securities Trust , Series 05-AR12, Class 2A6, 3.26%, 6/25/35, Callable 10/25/17 @ 100(a)(b)(c)	2,133,089	2,133,089
Wells Fargo Mortgage Backed Securities Trust , Series 05-AR12, Class 2A5, 3.26%, 6/25/35, Callable 10/25/17 @ 100(a)(b)(c)	1,914,239	1,914,239
Wells Fargo Mortgage Backed Securities Trust , Series 04-M, Class A7, 3.42%, 8/25/34, Callable 10/25/17 @ 100(a)(b)(c)	1,763,458	1,763,458
Wells Fargo Mortgage Backed Securities Trust , Series 04-O, Class A1, 3.53%, 8/25/34, Callable 10/25/17 @ 100(a)(b)(c)	970,103	970,103
Wells Fargo Mortgage Backed Securities Trust , Series 04-Z, Class 2A2, 3.01%, 12/25/34, Callable 10/25/17 @ 100(a)(b)(c)	946,878	946,878

See notes to schedule of investments.

Security Description	Principal Amount	Value
Wells Fargo Mortgage Backed Securities Trust , Series 03-J, Class 2A1, 3.38%, 10/25/33, Callable 10/25/17 @ 100(a)(b)(c)	$283,712	$283,712
Total Residential Mortgage Backed Securities (Cost $46,558,132)		46,573,401

Senior Secured Loans (3.7%)
Bass Pro Group LLC, Term Loan B , 6.30% (US LIBOR), 11/16/23, Callable 11/4/17 @ 101(a)(b)	3,500,000	3,292,905
BRP, Inc., Term Loan B , 4.24% (US LIBOR), 6/30/23, Callable 11/4/17 @ 100(a)(b)	6,726,343	6,749,146
Harbor Freight Tools USA, Inc., Term Loan , 4.48% (US LIBOR), 8/16/23, Callable 11/4/17 @ 100(a)(b)	3,438,750	3,451,645
Inventiv, Inc., Term Loan B , 3.49% (US LIBOR), 6/26/24, Callable 11/4/17 @ 101(a)(b)	3,000,000	3,009,180
Kasima LLC, Term Loan B , 3.80% (US LIBOR), 5/17/21, Callable 11/4/17 @ 100(a)(b)	2,488,235	2,501,721
Tribune Media Co., Term Loan B , 4.24% (US LIBOR), 12/27/20, Callable 11/4/17 @ 100(a)(b)	687,036	687,682
Total Senior Secured Loans (Cost $19,803,011)		19,692,279

Corporate Bonds (58.2%)
Consumer Discretionary (3.0%):
Best Buy Co., Inc., 5.50%, 3/15/21, Callable 12/15/20 @ 100 (a)	2,105,000	2,287,693
D.R. Horton, Inc., 3.63%, 2/15/18, Callable 11/15/17 @ 100 (a)(c)	4,500,000	4,509,000
O’Reilly Automotive, Inc., 4.88%, 1/14/21, Callable 10/14/20 @ 100 (a)	3,750,000	4,014,787
The Interpublic Group of Cos., Inc., 2.25%, 11/15/17 (a)(c)	5,500,000	5,502,695
		16,314,175
Consumer Staples (2.3%):
Bat Capital Corp., 2.30%, 8/14/20 (a)(d)	3,750,000	3,766,312
Molson Coors Brewing Co., 1.45%, 7/15/19 (a)	3,750,000	3,710,363
Pernod Ricard SA, 5.75%, 4/7/21 (a)	2,176,000	2,413,684
Reynolds American, Inc., 2.30%, 6/12/18 (a)(c)	2,035,000	2,043,059
		11,933,418
Energy (6.8%):
Buckeye Partners LP, 2.65%, 11/15/18, Callable 10/15/18 @ 100 (a)(c)	4,150,000	4,165,480
Columbia Pipeline Group, Inc., 2.45%, 6/1/18 (a)	1,500,000	1,504,140
Enable Midstream Partner, 2.40%, 5/15/19, Callable 4/15/19 @ 100 (a)	2,000,000	1,992,640
FMC Technologies, Inc., 2.00%, 10/1/17 (a)	1,042,000	1,042,000
Hess Corp., 8.13%, 2/15/19 (a)	4,200,000	4,508,490
Kinder Morgan, Inc., 2.00%, 12/1/17 (a)(c)	4,500,000	4,501,350
LUKOIL International Finance BV, 6.13%, 11/9/20 (a)	5,185,000	5,655,280
Marathon Petroleum Corp.
2.70%, 12/14/18 (a)	3,760,000	3,786,771
3.40%, 12/15/20, Callable 11/15/20 @ 100 (a)	2,600,000	2,683,746
Petroleos Mexicanos, 5.50%, 2/4/19 (a)(c)	4,000,000	4,166,960
Pioneer Natural Resource Co., 7.50%, 1/15/20 (a)	2,085,000	2,321,439
		36,328,296

See notes to schedule of investments.

Security Description	Principal Amount	Value
Financials (19.4%):
Assurant, Inc., 2.50%, 3/15/18 (a)(c)	$4,500,000	$4,516,380
Axis Specialty Finance LLC, 5.88%, 6/1/20 (a)	1,692,000	1,833,603
Bank of America Corp.
2.25%, 4/21/20, MTN (a)	2,000,000	2,004,540
2.33%, 10/1/21, Callable 10/1/20 @ 100 (a)(b)	1,391,000	1,389,261
Barclays Bank PLC, 6.05%, 12/4/17 (a)(c)	4,500,000	4,531,365
Capital One Financial Corp.
2.45%, 4/24/19, Callable 3/24/19 @ 100 (a)	1,790,000	1,801,044
2.50%, 5/12/20, Callable 4/12/20 @ 100 (a)	615,000	618,253
Capital One NA, 1.50%, 3/22/18, Callable 2/22/18 @ 100 (a)(c)	4,000,000	3,997,080
Citigroup, Inc.
1.75%, 5/1/18 (a)(c)	1,000,000	1,000,280
2.39%, 12/8/21, Callable 11/8/21 @ 100 (a)(b)(c)	3,500,000	3,547,915
Ford Motor Credit Co. LLC, 2.46%, 3/27/20 (a)(c)	4,675,000	4,687,436
General Motors Financial Co., Inc., 3.25%, 5/15/18 (a)(c)	8,000,000	8,068,720
HSBC Holdings PLC, 2.80%(US0003M+150bps), 1/5/22 (a)(b)(c)	3,500,000	3,615,185
JPMorgan Chase & Co., 2.54%(US0003M+123bps), 10/24/23, Callable 10/24/22 @ 100 (a)(b)(c)	3,500,000	3,574,795
MetLife, Inc., 6.82%, 8/15/18 (a)(c)	7,000,000	7,309,960
Morgan Stanley
2.45%, 2/1/19, MTN (a)(c)	4,000,000	4,027,120
2.71%, 10/24/23, Callable 10/24/22 @ 100 (a)(b)(c)	3,500,000	3,576,615
Regions Bank
7.50%, 5/15/18 (a)(c)	4,500,000	4,651,065
2.25%, 9/14/18, Callable 8/14/18 @ 100 (a)	3,330,000	3,342,721
S&P Global, Inc., 2.50%, 8/15/18 (a)	3,570,000	3,592,420
Synovus Financial Corp., 7.88%, 2/15/19 (a)	5,374,000	5,775,223
The Bear Stearns Co. LLC, 7.25%, 2/1/18 (a)(c)	4,455,000	4,536,838
The Goldman Sachs Group, Inc.
6.15%, 4/1/18 (a)(c)	2,000,000	2,043,440
2.90%, 7/19/18 (a)(c)	5,000,000	5,045,450
2.49%, 11/15/21, Callable 11/15/20 @ 100 (a)(b)(c)	3,500,000	3,546,760
UBS AG (Stamford) Branch, 1.80%, 3/26/18 (a)(c)	3,500,000	3,505,495
UBS Group Funding Switzerland AG, 2.95%, 9/24/20 (a)	3,825,000	3,884,976
XLIT Ltd., 2.30%, 12/15/18 (a)(c)	4,000,000	4,014,960
		104,038,900
Health Care (7.1%):
AbbVie, Inc., 2.00%, 11/6/18 (a)(c)	5,000,000	5,016,000
Amgen, Inc., 2.20%, 5/11/20 (a)	6,051,000	6,071,633
Biogen, Inc., 2.90%, 9/15/20 (a)	5,333,000	5,460,459
Bio-Rad Laboratories, Inc., 4.88%, 12/15/20 (a)(c)	2,894,100	3,102,880
Celgene Corp., 2.13%, 8/15/18 (a)	265,000	266,124
Edwards Lifesciences Corp., 2.88%, 10/15/18 (a)	3,825,000	3,856,059
Express Scripts Holding, 2.25%, 6/15/19 (a)	4,057,000	4,073,025
Laboratory Corp. of America Holdings, 2.50%, 11/1/18 (a)(c)	1,500,000	1,507,050
Mallinckrodt International Finance SA, 3.50%, 4/15/18 (a)(c)	3,500,000	3,498,775
Universal Health Services, Inc., 3.75%, 8/1/19 (a)(d)	4,177,000	4,278,000
		37,130,005
Industrials (3.2%):
Acuity Brands Lighting, Inc., 6.00%, 12/15/19 (a)	1,275,000	1,375,419
Aercap Holdings NV, 4.63%, 10/30/20 (a)	3,715,000	3,952,797
Air Lease Corp., 2.13%, 1/15/18 (a)(c)	3,500,000	3,503,955
Hutchison Whampoa International (14) Ltd., 1.63%, 10/31/17 (a)(c)	5,500,000	5,499,450

See notes to schedule of investments.

Security Description	Principal Amount	Value
IDEX Corp., 4.50%, 12/15/20, Callable 9/15/20 @ 100 (a)	$2,565,000	$2,695,174
		17,026,795
Information Technology (5.9%):
Activision Blizzard, Inc., 6.13%, 9/15/23, Callable 9/15/18 @ 103.06 (a)(d)	4,095,000	4,388,244
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 3.48%, 6/1/19 (a)(d)	4,000,000	4,078,000
Electronic Arts, Inc., 3.70%, 3/1/21, Callable 2/1/21 @ 100 (a)	4,185,000	4,358,970
Hewlett Packard Enterprise Co., 2.45%, 10/5/17 (a)	1,500,000	1,500,060
Juniper Networks, Inc., 3.13%, 2/26/19 (a)(c)	7,120,000	7,228,509
KLA-Tencor Corp., 2.38%, 11/1/17 (a)(c)	4,000,000	4,001,840
NetApp, Inc., 2.00%, 9/27/19 (a)	1,875,000	1,873,931
VMware, Inc., 2.30%, 8/21/20 (a)	3,240,000	3,248,780
		30,678,334
Materials (1.4%):
Anglo American Capital PLC, 4.13%, 4/15/21 (a)	2,585,000	2,685,712
Martin Marietta Materials, Inc., 6.60%, 4/15/18 (a)(c)	4,500,000	4,607,280
		7,292,992
Real Estate (3.7%):
American Tower Trust I, 1.55%, 3/15/43, Callable 11/6/17 @ 100 (a)(c)(d)	7,000,000	6,927,550
SBA Tower Trust, 2.24%, 4/15/43, Callable 11/6/17 @ 100 (a)(d)	9,150,000	9,154,117
Select Income REIT, 2.85%, 2/1/18, Callable 1/1/18 @ 100 (a)(c)	2,000,000	2,004,600
Welltower, Inc., 6.13%, 4/15/20 (a)	1,650,000	1,809,836
		19,896,103
Telecommunication Services (1.2%):
AT&T, Inc.
2.45%, 6/30/20, Callable 5/30/20 @ 100 (a)	3,500,000	3,525,515
2.20%, 2/14/23 (a)(b)(e)	2,000,000	1,998,800
Level 3 Financing, Inc., 5.38%, 1/15/24, Callable 1/15/19 @ 102.69 (a)	637,000	652,861
		6,177,176
Utilities (4.2%):
Abu Dhabi National Energy Co. PJSC, 2.50%, 1/12/18 (a)(c)	4,500,000	4,500,045
Iberdrola Finance Ireland Ltd., 5.00%, 9/11/19 (a)(d)	6,027,000	6,343,960
SCANA Corp., 6.25%, 4/1/20, MTN (a)(c)	7,305,000	7,875,301
Southern Power Co., 1.85%, 12/1/17 (a)	3,750,000	3,750,600
		22,469,906
Total Corporate Bonds (Cost $308,639,788)		309,286,100

U.S. Government Mortgage Backed Agencies (4.9%)
Federal Home Loan Mortgage Corp.
5.00%, 6/15/23 - 8/1/40 (a)(c)	22,659	23,775
5.00%, 8/1/40 (c)	4,380,633	4,769,382
5.50%, 10/25/23 (a)(c)	12,871	13,702
7.00%, 9/1/38 (a)(c)	10,365	12,049
		4,818,908
Federal National Mortgage Association
6.00%, 2/1/37 (a)(c)	3,185,147	3,559,323
5.00%, 2/1/41 - 10/1/41 (a)(c)	7,148,220	7,813,784
5.00%, 10/1/41 (c)	9,005,802	9,845,087

See notes to schedule of investments.

Security Description	Shares or Principal Amount	Value
3.44% (US0012M+169bps), 8/1/46 (a)(c)	$15,795	$16,371
		21,234,565
Total U.S. Government Mortgage Backed Agencies (Cost $26,570,238)		26,053,473

Collateral for Securities Loaned (0.2%)
Fidelity Investments Money Market Government Portfolio, Class I,0.95%(a)(f)	916,233	916,233
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.88%(a)(f)	113,767	113,767
Total Collateral for Securities Loaned (Cost $1,030,000)		1,030,000

Total Investments (Cost $517,117,541) — 97.3%		516,644,433
Other assets in excess of liabilities — 2.7%		14,390,207
NET ASSETS - 100.00%		$531,034,640

(a)	Security purchased on a when-issued basis.
(b)	Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2017.
(c)	All or a portion of this security has been segregated as collateral for derivative instruments and/or securities purchased on a when-issued basis.
(d)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2017, the fair value of these securities was $104,206,695 and amounted to 19.9% of net assets.

(e)	All or a portion of this security is on loan.
(f)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2017.

LIBOR01M—1 Month US Dollar LIBOR

LLC—Limited Liability Company

LP—Limited Partnership

MTN—Medium Term Note

PLC—Public Liability Company

REIT—Real Estate Investment Trust

US LIBOR—US Dollar London InterBank Offering Rate

US0001M—1 Month US Dollar LIBOR

US0003M—3 Month US Dollar LIBOR

US0012M—12 Month US Dollar LIBOR

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note Future	733	12/29/17	$158,110,391	$(311,734)

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
5-Year U.S. Treasury Note Future	106	12/29/17	12,455,000	69,728
				$(242,006)

See notes to schedule of investments.

The table below presents centrally cleared credit default swap contracts as of September 30, 2017:

Protection Sold(a)

Description	Counterparty	Maturity Date	Payment Frequency	Implied Credit Spread at September 30, 2017(b)	Notional Amount(c)	Value	Premiums Paid	Unrealized Appreciation
CDX North America High Yield Index Swap Agreement; Series 28	Goldman Sachs	6/20/22	Quarterly	3.12%	$20,000,000	$1,546,082	$1,416,896	$22,282
CDX North America Investment Grade 5 Year Index; Series 28	Goldman Sachs	6/20/22	Quarterly	0.53	37,000,000	784,347	664,664	61,047
						$2,330,429	$2,081,560	$83,329

(a)

When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)

Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)

The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index or the CDX North America Investment Grade 5 Year Index.

See notes to schedule of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory High Yield Fund	September 30, 2017
(Unaudited)

Security Description	Shares or Principal Amount	Value
Common Stocks (2.6%)
Consumer Discretionary (1.2%):
Av Homes, Inc.(a)(b)	23,000	$394,450
Hanesbrands, Inc.(b)	16,800	413,952
		808,402
Energy (1.4%):
Kinder Morgan, Inc.	16,000	306,880
Phillips 66	4,500	412,245
Sanchez Energy Corp.(a)(c)	54,000	260,280
		979,405
Total Common Stocks (Cost $1,986,985)		1,787,807

Senior Secured Loans (17.7%)
Alphabet Holding Co., Inc., 2nd Lien Term Loan , 8/15/25(b)(d)	$1,100,000	1,083,500
Bass Pro Group LLC, Term Loan B , 6.30% (US LIBOR), 11/16/23, Callable 11/4/17 @ 101(b)(d)	1,000,000	940,830
Caesars Entertainment Resort Properties LLC, Term Loan B , 4.74%(US LIBOR ), 10/11/20, Callable 11/4/17 @ 101(b)(d)	984,694	985,925
DigitalGlobe, Inc., 1st Lien Term Loan B , 3.98% (US LIBOR), 1/15/24, Callable 11/4/17 @ 100(b)(d)	995,000	994,174
DTI Holdco, Inc., 2016 Term Loan B , 6.56% (US LIBOR), 9/30/23, Callable 11/4/17 @ 100(b)(d)	1,191,000	1,140,383
Golden Nugget, Inc., 1st Lien Term Loan , 8.75%, 10/4/23(b)(d)	1,000,000	1,005,000
Packaging Coordinators Midco, Inc., 2nd Lien Term Loan , 10.05%(US LIBOR ), 7/1/24, Callable 11/4/17 @ 101(b)(d)	800,000	788,000
PAREXEL International Corp., 1st Lien Term Loan B , 8/11/24(b)(d)	1,000,000	1,006,880
Reynolds Group Holdings, Inc., 1st Lien Term Loan B , 4.24%(US LIBOR ), 2/5/23, Callable 11/4/17 @ 100(b)(d)	1,320,042	1,324,794
Toys R US - Delaware, Inc., 1st Lien Term DIP Loan , 1/29/19(b)(d)	1,000,000	1,006,250
TransDigm, Inc., 1st Lien Term Loan G , 4.26% (US LIBOR), 8/16/24, Callable 11/4/17 @ 101(b)(d)	800,000	800,904
Windstream Services LLC, 1st Lien Term Loan B6 , 7.75%, 10/1/21, Callable 11/6/17 @ 102.58(b)	500,000	365,885
Windstream Services LLC, 1st Lien Term Loan B6 , 5.24% (US LIBOR), 3/30/21, Callable 11/4/17 @ 100(b)(d)	1,000,000	890,000
Total Senior Secured Loans (Cost $12,401,882)		12,332,525

Corporate Bonds (76.6%)
Consumer Discretionary (18.9%):
AMC Entertainment Holdings, Inc., 5.88%, 2/15/22, Callable 11/6/17 @ 104.41 (b)(c)	1,000,000	1,009,540
AV Homes, Inc., 6.63%, 5/15/22, Callable 5/15/19 @ 103.31 (b)	325,000	333,089
Boyd Gaming Corp., 6.38%, 4/1/26, Callable 4/1/21 @ 103.19 (b)	330,000	359,439
Cablevision Systems Corp., 5.88%, 9/15/22 (b)	1,000,000	1,035,820
Century Communities, Inc., 5.88%, 7/15/25, Callable 7/15/20 @ 104.41 (b)(e)	1,000,000	1,004,890

See notes to schedule of investments.

Security Description	Principal Amount	Value
Chester Downs & Marina LLC, 9.25%, 2/1/20, Callable 11/6/17 @ 102.31 (b)(e)	$1,000,000	$1,017,850
CRC Escrow Issuer LLC/CRC Finco, Inc., 5.25%, 10/15/25, Callable 10/15/20 @ 102.63 (b)(e)	670,000	671,675
Dayco Products LLC, 6.32% (US LIBOR), 5/19/24, Callable 11/4/17 @ 101 (b)(d)	997,500	999,994
Guitar Center, Inc., 6.50%, 4/15/19, Callable 11/6/17 @ 101.63 (b)(e)	1,000,000	906,570
Packaging Coordinators Midco, Inc., 2nd Lien Term Loan, 6.13%, 8/15/23, Callable 8/15/18 @ 103.06 (b)(e)	800,000	833,752
PetSmart, Inc., 4.24% (US LIBOR), 3/10/22, Callable 11/4/17 @ 100 (b)(d)	997,449	841,179
Scientific Games International, Inc., 6.63%, 5/15/21, Callable 11/6/17 @ 104.97 (b)	1,200,000	1,234,319
Station Casinos LLC, 5.00%, 10/1/25, Callable 10/1/20 @ 102.5 (b)(e)	1,000,000	1,002,870
Tribune Media Co., 5.88%, 7/15/22, Callable 7/15/18 @ 102.94 (b)	1,000,000	1,042,780
Yum! Brands, Inc., 5.35%, 11/1/43, Callable 5/1/43 @ 100 (b)	1,000,000	946,210
		13,239,977
Consumer Staples (7.7%):
BJ’s Wholesale Club, Inc., 8.73%(US LIBOR ), 1/27/25, Callable 11/4/17 @ 102 (b)(d)	1,350,000	1,287,225
Cott Holdings, Inc., 5.50%, 4/1/25, Callable 4/1/20 @ 104.13 (b)	759,000	790,696
Dean Foods Co., 6.50%, 3/15/23, Callable 3/15/18 @ 104.88 (b)(e)(f)	1,000,000	1,014,170
Dole Food Co., Inc., 7.25%, 6/15/25, Callable 6/15/20 @ 103.63 (b)(e)	1,000,000	1,081,860
Kronos Acquisition Holdings, Inc., 9.00%, 8/15/23, Callable 8/15/18 @ 106.75 (b)(e)(f)	590,000	573,805
Tops Holding LLC/Tops Markets II Corp., 8.00%, 6/15/22, Callable 6/15/18 @ 106 (b)(e)	1,000,000	666,450
		5,414,206
Energy (17.8%):
Calumet Specialty Products Partners LP
6.50%, 4/15/21, Callable 11/6/17 @ 103.25 (b)(f)	1,500,000	1,467,510
7.63%, 1/15/22, Callable 1/15/18 @ 103.81 (b)(f)	1,550,000	1,523,711
Chesapeake Energy Corp., 8.81%(US LIBOR ), 8/23/21, Callable 8/23/18 @ 104.25 (b)(d)	1,000,000	1,076,560
CITGO Petroleum Corp., 6.25%, 8/15/22, Callable 11/6/17 @ 104.69 (b)(e)(f)	1,000,000	1,024,890
Continental Resources, 4.90%, 6/1/44, Callable 12/1/43 @ 100 (b)	1,000,000	907,580
Diamond Offshore Drilling, Inc., 4.88%, 11/1/43, Callable 5/1/43 @ 100 (b)	1,400,000	1,044,750
Ensco PLC, 5.75%, 10/1/44, Callable 4/1/44 @ 100 (b)	1,500,000	1,081,875
Noble Holding International Ltd., 6.20%, 8/1/40 (b)	1,400,000	969,500
Rowan Companies, Inc., 4.88%, 6/1/22, Callable 3/1/22 @ 100 (b)	1,300,000	1,217,853
Transocean, Inc., 6.80%, 3/15/38 (b)(c)	1,400,000	1,144,430
Whiting Petroleum Corp., 5.75%, 3/15/21, Callable 12/15/20 @ 100 (b)(c)	830,000	813,649
		12,272,308
Financials (1.3%):
ASP AMC Merger Sub, Inc., 8.00%, 5/15/25, Callable 5/15/20 @ 104 (b)(e)	950,000	913,349

Health Care (9.2%):
Avantor, Inc., 9.00%, 10/1/25, Callable 10/1/20 @ 106.75 (b)(e)	1,000,000	1,022,330
Kindred Healthcare, Inc., 8.00%, 1/15/20 (b)(f)	1,000,000	983,270
Ortho-Clinical Diagnostics, Inc., 6.63%, 5/15/22, Callable 11/6/17 @ 103.31 (b)(e)(f)	1,000,000	980,630

See notes to schedule of investments.

Security Description	Shares or Principal Amount	Value
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23, Callable 5/1/19 @ 106.19 (b)(e)	$330,000	$347,213
Tenet Healthcare Corp., 8.13%, 4/1/22 (b)	1,000,000	1,015,650
Valeant Pharmaceuticals International, Inc., 5.88%, 5/15/23, Callable 5/15/18 @ 102.94 (b)(f)	1,000,000	883,130
Vizient, Inc., 10.38%, 3/1/24, Callable 3/1/19 @ 107.78 (b)(e)	1,000,000	1,149,850
		6,382,073
Industrials (13.8%):
Ahern Rentals, Inc., 7.38%, 5/15/23, Callable 5/15/18 @ 105.53 (b)(e)(f)	1,000,000	916,780
Apex Tool Group LLC, 7.00%, 2/1/21, Callable 11/6/17 @ 103.5 (b)(e)(f)	1,000,000	926,440
Builders FirstSource, Inc., 10.75%, 8/15/23, Callable 8/15/18 @ 108.06 (b)(e)	1,000,000	1,142,170
Covanta Holding Corp., 5.88%, 7/1/25, Callable 7/1/20 @ 104.41 (b)	1,000,000	984,230
Hertz Corp. (The), 7.63%, 6/1/22, Callable 6/1/19 @ 103.81 (b)(e)	1,000,000	1,029,940
KAR Auction Services, Inc., 5.13%, 6/1/25, Callable 6/1/20 @ 103.84 (b)(e)	1,000,000	1,040,000
Manitowoc Foodservice, Inc., 9.50%, 2/15/24, Callable 2/15/19 @ 107.13 (b)	800,000	919,744
Navistar International Corp., 8.25%, 11/1/21, Callable 11/6/17 @ 100 (b)	1,000,000	1,003,570
Triumph Group, Inc., 4.88%, 4/1/21, Callable 11/6/17 @ 102.44 (b)	1,000,000	986,710
XPO Logistics, Inc., 6.13%, 9/1/23, Callable 9/1/19 @ 103.06 (b)(e)	670,000	700,130
		9,649,714
Information Technology (1.0%):
Hughes Satellite Systems Corp., 6.63%, 8/1/26 (b)	670,000	718,073

Telecommunication Services (5.8%):
Frontier Communications Corp., 4.99%, 6/1/24 (b)(d)	500,000	474,065
Intelsat Jackson Holding, 8.00%, 2/15/24, Callable 2/15/19 @ 104 (b)	1,000,000	1,074,070
Sprint Corp., 7.13%, 6/15/24 (b)	1,250,000	1,405,600
Telesat Canada/Telesat LLC, 8.88%, 11/15/24, Callable 11/15/19 @ 106.66 (b)	1,000,000	1,126,880
		4,080,615
Utilities (1.1%):
GenOn Escrow Corp., 9.50%, 10/15/18 (b)(g)	1,000,000	731,250
Total Corporate Bonds (Cost $52,672,409)		53,401,565

Collateral for Securities Loaned (4.5%)
Fidelity Investments Money Market Government Portfolio, Class I, 0.95%(b)(h)	2,778,496	2,778,496
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.88%(b)(h)	345,000	345,000
Total Collateral for Securities Loaned (Cost $3,123,496)		3,123,496

Total Investments (Cost $70,184,772) — 101.4%		70,645,393
Liabilities in excess of other assets — (1.4)%		(1,005,995)
NET ASSETS - 100.00%		$69,639,398

See notes to schedule of investments.

(a)	Non-income producing security.
(b)	Security purchased on a when-issued basis.
(c)	All or a portion of this security is on loan.
(d)	Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2017.
(e)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2017, the fair value of these securities was $19,967,614 and amounted to 28.7% of net assets.

(f)	All or a portion of this security has been segregated as collateral for derivative instruments and/or securities purchased on a when-issued basis.
(g)	Defaulted security.
(h)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2017.

LLC—Limited Liability Company

LP—Limited Partnership

PLC—Public Liability Company

US LIBOR—US Dollar London InterBank Offering Rate

See notes to schedule of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory Tax-Exempt Fund	September 30, 2017
(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (99.4%)
California (4.7%):
Golden State Tobacco Securitization Corp., Series A-1, 5.75%, 6/1/47, Continuously Callable @ 100(a)	$4,355,000	$4,366,976

Colorado (1.8%):
State of Colorado Department of Transportation, 5.00%, 6/15/41, Continuously Callable @ 100(a)	1,500,000	1,714,320

Connecticut (3.8%):
Connecticut Health & Educational Facilities Authority Revenue Bonds, Trinity Health Credit Group, Series 2016CT, 5.00%, 12/1/41, Continuously Callable @ 100(a)	3,185,000	3,597,107

District of Columbia (1.8%):
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Series 2011C, 5.00%, 10/1/28, Continuously Callable @ 100(a)	1,500,000	1,686,315

Florida (2.4%):
Miami-Dade County Public Facilities Revenue & Revenue Refunding Bonds, Jackson Health System, Series 2015A, 5.00%, 6/1/33, Continuously Callable @ 100(a)	2,000,000	2,282,280

Illinois (21.1%):
Chicago Board of Education Dedicated Capital Improvements, 6.00%, 4/1/46, Continuously Callable @ 100(a)(b)	3,775,000	4,436,607
Chicago General Obligation Refunding Bonds, Series A, 6.00%, 1/1/38, Continuously Callable @ 100(a)	2,500,000	2,895,625
Chicago Illinois, Series A, 5.75%, 1/1/33, Continuously Callable @ 100(a)	2,000,000	2,262,340
Chicago Transit Authority Sales Tax Receipts Revenue Bonds, Series 2014, 5.00%, 12/1/44, AGC, Continuously Callable @ 100(a)	2,450,000	2,605,673
Chicago Wastewater Transmission Revenue Refunding Bonds, Series 2008C, 5.00%, 1/1/34, Continuously Callable @ 100(a)	1,000,000	1,100,510
City of Chicago Illinois Wastewater Transmission Revenue Bonds, Series A, 5.00%, 1/1/47, Continuously Callable @ 100(a)	2,000,000	2,166,880
Illinois General Obligation Bonds, Series 2013, 5.50%, 7/1/27, Continuously Callable @ 100(a)	2,000,000	2,209,460
Illinois Toll Highway Authority Toll Highway Senior Refunding Revenue Bonds, Series 2010 A-1, 5.25%, 1/1/30, Continuously Callable @ 100(a)	2,000,000	2,169,040
		19,846,135
Kansas (1.7%):
Kansas Development Finance Authority Hospital Revenue Bonds, Adventist Health System/Sunbelt, 5.50%, 11/15/29, Continuously Callable @ 100(a)	1,500,000	1,629,960

Massachusetts (2.9%):
Massachusetts College Building Authority Project Revenue Bonds, Series 2009B, 5.00%, 5/1/30, Continuously Callable @ 100(a)	1,500,000	1,641,795
University of Massachusetts Building Authority Project Revenue Bonds, Series 2014-1, 5.00%, 11/1/39, Continuously Callable @ 100(a)	1,000,000	1,161,890
		2,803,685
Michigan (2.6%):
Michigan St Strategic Fund, Ltd., 0.94%, 4/15/18, JPM, Continuously Callable @ 100(a)(c)	2,500,000	2,500,000

See notes to schedule of investments.

Security Description	Principal Amount	Value
Missouri (0.1%):
Missouri Environmental Impact & Energy Resource Authority, Water Pollution Control & Drinking Water Revenue, 5.75%, 1/1/29, Continuously Callable @ 100(a)	$130,000	$137,615

New Jersey (12.3%):
Essex County New Jersey Import Authority
5.00%, 12/15/23, ETM, Pre-refunded 12/15/17 @ 100(a)	10,000	10,082
5.00%, 12/15/23, AMBAC, Continuously Callable @ 100(a)	1,670,000	1,683,627
New Jersey Economic Development Authority Biomedical Research Facilities Bonds, Series 2016A, 5.00%, 7/15/29, Continuously Callable @ 100(a)(b)	885,000	935,941
New Jersey Economic Development Authority School Facilities Construction Bonds, Series 2015 WW, 5.25%, 6/15/32, Continuously Callable @ 100(a)(b)	3,000,000	3,299,940
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Revenue Bonds, Series A, 4.00%, 7/1/34, Continuously Callable @ 100(a)	1,000,000	993,180
New Jersey Health Care Facilities Financing Authority Revenue & Refunding Bonds, University Hospital Issue, Series 2015A, 5.00%, 7/1/46, AGC, Continuously Callable @ 100(a)(b)	1,500,000	1,673,265
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, 5.00%, 6/15/28, Continuously Callable @ 100(a)	1,000,000	1,120,060
Tobacco Settlement Fing Corp., Series 1A, 5.00%, 6/1/41, Continuously Callable @ 100(a)	2,000,000	1,929,200
		11,645,295
New York (12.1%):
Amherst Development Corporation Tax-Exempt Student Housing Facility Revenue Bonds, Series 2017A, 5.00%, 10/1/45, AGC, Continuously Callable @ 100(a)(d)	1,000,000	1,160,980
Buffalo & Erie County Industrial Land Development Corp. Revenue Bonds, Series A, 5.00%, 6/1/35, Continuously Callable @ 103(a)	1,000,000	1,064,520
Metropolitan Transportation Authority Dedicated Tax Green Fund Bonds, Series 2016B-1, 5.00%, 11/15/56, Continuously Callable @ 100(a)	1,545,000	1,775,514
New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, 5.75%, 6/1/43, Continuously Callable @ 100(a)	200,000	200,566
New York Utility Debt Securitization Authority Restructuring Bonds, Series 2013 TE, 5.00%, 12/15/41, Continuously Callable @ 100(a)	1,500,000	1,743,330
Port Authority of New York & New Jersey Consolidated Bonds
5.00%, 10/1/30, Continuously Callable @ 100(a)	2,000,000	2,256,700
5.00%, 12/1/32, Continuously Callable @ 100(a)	1,000,000	1,138,770
TSASC, Inc., Series A, 5.00%, 6/1/41, Continuously Callable @ 100(a)	2,000,000	2,210,000
		11,550,380
Oklahoma (3.8%):
Muskogee Industrial Trust Pollution Control Revenue Bonds, 0.98%, 6/1/27, Continuously Callable @ 100(a)(c)	1,000,000	1,000,000
Oklahoma Development Finance Authority Revenue Bonds, 4.00%, 6/1/47, Continuously Callable @ 100(a)	1,355,000	1,383,821
Tulsa County Industrial Authority Senior Living Community Revenue Bonds, Montereau, Inc. Project, 5.25%, 11/15/45, Continuously Callable @102(a)	1,000,000	1,105,110
		3,488,931
Oregon (1.4%):
Oregon Department of Transportation Highway User Tax Revenue Bonds, Series 2013A, 5.00%, 11/15/38, Continuously Callable @ 100(a)	1,000,000	1,151,180

See notes to schedule of investments.

Security Description	Principal Amount	Value
Oregon State Lottery Revenue Bonds, Series A, 5.25%, 4/1/30, Continuously Callable @ 100(a)	$205,000	$232,150
		1,383,330
Pennsylvania (6.7%):
Franklin County Industrial Development Authority, Fixed Rate Revenue Bonds, The Chambersburg Hospital Project, Series 2010, 5.30%, 7/1/30, Continuously Callable @ 100(a)	1,000,000	1,086,440
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, University of Pittsburgh Medical Center, Series 2010E, 5.00%, 5/15/31, Continuously Callable @ 100(a)	1,000,000	1,088,440
Pennsylvania Turnpike Commission Revenue Bonds, Series 2014 A, 5.00%, 12/1/44, Continuously Callable @ 100(a)	2,000,000	2,230,020
Philadelphia School District, General Obligation Bonds, Series 2016F, 5.00%, 9/1/37, Continuously Callable @ 100(a)	1,815,000	1,972,687
		6,377,587
Tennessee (3.2%):
Johnson City Health & Educational Facilities Board, Hospital Refunding Revenue Bonds, Tennessee Mountain States Health Alliance, Series 2010A, 5.63%, 7/1/30, Continuously Callable @ 100(a)	1,500,000	1,635,135
The Health and Education Facilities Board of The Metropolitan Government of Nashville and Davidson Country ,Tennessee Revenue Bonds, Series 2017A, 4.00%, 7/1/47, Continuously Callable @ 100(a)	1,400,000	1,419,376
		3,054,511
Texas (10.7%):
Canadian River Municipal Water Authority, Subordinate Lien Contract Revenue Bonds, Series 2011, 5.00%, 2/15/26, Continuously Callable @ 100(a)(b)	2,000,000	2,229,740
Dallas Fort Worth Texas International Airport Revenue, Series A, 5.00%, 11/1/38, Continuously Callable @ 100(a)	1,000,000	1,088,240
Lower Colorado River Authority Refunding Revenue Bonds, Series 2013, 5.50%, 5/15/32, Continuously Callable @ 100(a)	1,000,000	1,172,320
New Hope Cultural Education Facilities Finance Corp., Serries A1, 5.00%, 7/1/47, Continuously Callable @102(a)	500,000	532,900
North Texas Tollway Authority Current Interest Bonds, Series 2011A, 5.50%, 9/1/36, Continuously Callable @ 100(a)	1,500,000	1,723,050
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, NTE Mobility Partners LLC - North Tarrant Express Managed Lanes Project, Series 2009, 6.88%, 12/31/39, Continuously Callable @ 100(a)(b)	3,130,000	3,501,155
		10,247,405
Vermont (1.1%):
Vermont Educational & Health Buildings Financing Agency Revenue Bonds, Champlain College Project, Series 2016A, 5.00%, 10/15/46, Continuously Callable @ 100(a)	1,000,000	1,050,160

Washington (5.2%):
Richland Electric Utility Revenue Bonds, 5.00%, 11/1/41, Continuously Callable @ 100(a)	2,370,000	2,672,531
Washington Motor Vehicle Fuel Tax General Obligation Bonds, SR520 Corridor Program - Toll Revenue, Series 2012C, 5.00%, 6/1/33, Continuously Callable @ 100(a)	2,000,000	2,238,080
		4,910,611
Total Municipal Bonds (Cost $89,506,980)		94,272,603
Total Investments (Cost $89,506,980) — 99.4%		94,272,603
Other assets in excess of liabilities — 0.6%		615,299
NET ASSETS - 100.00%		$94,887,902

See notes to schedule of investments.

(a)                       Security purchased on a when-issued basis.

(b)                       All or a portion of this security has been segregated as collateral for derivative instruments and/or securities purchased on a when-issued basis.

(c)                        Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2017.

(d)                       Security purchased on a when-issued basis.

AMBAC—American Municipal Bond Assurance Corporation

ETM—Escrowed to Maturity

LLC—Limited Liability Company

See notes to schedule of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory High Income Municipal Bond Fund	September 30, 2017
(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (98.2%)
Arizona (1.3%):
Tempe Industrial Development Authority Revenue Refunding Bonds, Friendship Village of Tempe, Series 2012 A, 6.25%, 12/1/42, Continuously Callable @ 100(a)	$1,000,000	$1,069,070

California (4.7%):
California Municipal Finance Authority Revenue Bonds, Emerson College Issue, Series 2011, 5.75%, 1/1/33, Pre-refunded 1/1/22@ 100(a)	1,300,000	1,539,906
California Public Works Board, Lease Revenue Bonds, Series 2019 I-1, 6.63%, 11/1/34, Continuously Callable @ 100(a)	30,000	30,628
Golden State Tobacco Securitization Corp., Series A-1, 5.75%, 6/1/47, Continuously Callable @ 100(a)	2,350,000	2,356,463
		3,926,997
Colorado (8.2%):
Mountain Shadows Metropolitan District Limited Tax General Obligation Refunding & Improvement Bonds, 5.00%, 12/1/46, Continuously Callable @ 100(a)	1,500,000	1,500,210
Regional Transportation District, Denver Transit Partners Eagle P3 Project
Series 2010, 6.00%, 1/15/26, Continuously Callable @ 100(a)	670,000	736,833
Series 2010, 6.00%, 1/15/34, Continuously Callable @ 100(a)	2,000,000	2,202,420
State of Colorado Department of Transportation, 5.00%, 6/15/41, Continuously Callable @ 100(a)	2,000,000	2,285,760
		6,725,223
Delaware (1.4%):
Delaware Economic Development Authority Revenue Refunding Bonds, Newark Charter School, Inc. Project
Series 2016A, 5.00%, 9/1/36, Continuously Callable @ 100(a)	500,000	540,745
Series 2016A, 5.00%, 9/1/46, Continuously Callable @ 100(a)	545,000	582,343
		1,123,088
District of Columbia (1.8%):
District of Columbia Tobacco Settlement Financing Corp., 6.50%, 5/15/33(a)(b)	1,305,000	1,466,089

Florida (11.7%):
Highland County Health Facilities Authority Hospital Revenue Bonds, Adventist Health System/Sunbelt, Series 2008B, 6.00%, 11/15/37, Continuously Callable @ 100(a)	1,600,000	1,755,008
Miami-Dade County Health Facilities Authority, 6.13%, 8/1/42, Continuously Callable @ 100(a)	500,000	562,960
Osceola County Expressway System Revenue Bonds, Poinciana Parkway Project, Series 2014A, 5.38%, 10/1/47, Continuously Callable @ 100(a)	1,500,000	1,557,105
Sumter County Village Community Development District No. 10 Special Assessment Revenue Bonds, Series 2014, 5.75%, 5/1/31, Continuously Callable @ 100(a)	1,445,000	1,601,320
Sumter County Village Community Development District No. 8 Special Assessment Refunding Revenue Bonds, Series 2010, 6.13%, 5/1/39, Continuously Callable @ 100(a)	1,940,000	2,057,234
Sumter County Village Community Development District No. 8 Special Assessment Revenue Bonds, Series 2010, 6.13%, 5/1/40, Continuously Callable @ 100(a)	2,010,000	2,130,660
		9,664,287
Illinois (14.4%):
Chicago Board of Education Dedicated Capital Improvements, 6.00%, 4/1/46, Continuously Callable @ 100(a)(b)	2,500,000	2,938,149
Chicago General Obligation Bonds, Series 2012A, 5.00%, 1/1/33, Continuously Callable @ 100(a)	575,000	595,717

See notes to schedule of investments.

Security Description	Principal Amount	Value
Chicago General Obligation Refunding Bonds
Series 2015C, 5.00%, 1/1/38, Continuously Callable @ 100(a)	$1,000,000	$1,059,830
Series A, 6.00%, 1/1/38, Continuously Callable @ 100(a)	2,500,000	2,895,625
City of Chicago Chicago O’Hare International Airport General Airport Third Lien Revenue Bonds, 5.75%, 1/1/39, Continuously Callable @ 100(a)	240,000	272,254
Illinois Finance Authority Revenue & Refunding Bonds, Roosevelt University Project, Series 2009, 6.50%, 4/1/44, Continuously Callable @ 100(a)	755,000	798,798
Illinois General Obligation Bonds
Series June 2013, 5.50%, 7/1/25, Continuously Callable @ 100(a)	1,000,000	1,108,820
Series June 2013, 5.50%, 7/1/33, Continuously Callable @ 100(a)	1,000,000	1,086,740
Series June 2013, 5.50%, 7/1/38, Continuously Callable @ 100(a)	1,250,000	1,340,675
		12,096,608
Lousiana (2.4%):
City of Shreveport Lousiana Water & Sewer Revenue, Series B, 5.00%, 12/1/41, AGM, Continuously Callable @ 100(a)	1,750,000	2,006,200

Massachusetts (2.3%):
Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue J
Series 2011, 5.63%, 7/1/28, Continuously Callable @ 100(a)	485,000	545,349
Series 2011, 5.63%, 7/1/29, Continuously Callable @ 100(a)	980,000	1,096,992
Series 2011, 5.63%, 7/1/33, Continuously Callable @ 100(a)	245,000	272,197
		1,914,538
Missouri (2.5%):
Kirkwood Industrial Development Authority, Retirement Community, Revenue Bonds, Series A, 5.25%, 5/15/50, Continuously Callable @ 100(a)	2,000,000	2,082,720

Montana (1.6%):
High School District no. 7 Gallatin Country, Montana General Obligation, Series 2017A, 4.00%, 6/1/36, Continuously Callable @ 100(a)	1,235,000	1,346,842

New Jersey (8.1%):
New Jersey Economic Development Authority Revenue Bonds, Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project, 5.88%, 6/1/42, Continuously Callable @ 100(a)	2,000,000	2,180,280
New Jersey Economic Development Authority School Facilities Construction Bonds, Series 2015 WW, 5.25%, 6/15/32, Continuously Callable @ 100(a)(b)	1,000,000	1,099,980
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Revenue Bonds, Series A, 5.00%, 7/1/33, Continuously Callable @ 100(a)	500,000	554,530
New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Series 2011-1, 5.75%, 12/1/28, Continuously Callable @ 100(a)	935,000	1,026,555
Tobacco Settlement Fing Corp., Series 1A, 5.00%, 6/1/41, Continuously Callable @ 100(a)	2,005,000	1,934,023
		6,795,368
New Mexico (2.7%):
Farmington Pollution Control Revenue Refunding Bonds, Public Service Company of New Mexico, San Juan Project, Series 2010 D, 5.90%, 6/1/40, Continuously Callable @ 100(a)(b)	2,000,000	2,202,220

New York (2.0%):
Port Authority of New York & New Jersey Special Project Bonds, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/1/36, Continuously Callable @ 100(a)	1,500,000	1,687,380

See notes to schedule of investments.

Security Description	Principal Amount	Value
North Dakota (1.7%):
City of Grand Forks North Dakota, 5.00%, 12/1/36, Continuously Callable @ 100(a)	$1,500,000	$1,429,200

Ohio (1.8%):
Richfield Joint Recreation District General Obligation Recreational Facilities Improvement Bonds, Series 2015, 5.25%, 12/1/42, Continuously Callable @ 100(a)	1,500,000	1,535,685

Oklahoma (3.7%):
Oklahoma Development Finance Authority Continuing Care Retirement Community Revenue Refunding Bonds, Inverness Village Community, Series 2012, 6.00%, 1/1/32, Continuously Callable @ 100(a)	1,885,000	1,974,594
Tulsa County Industrial Authority Senior Living Community Revenue Bonds, Montereau, Inc. Project, 5.25%, 11/15/45, Continuously Callable @102(a)	1,000,000	1,105,110
		3,079,704
Pennsylvania (5.2%):
Cumberland County Municipal Authority, Asbury Pennsylvania Obligated Group Refunding Revenue Bonds, Series 2010, 6.00%, 1/1/30, Continuously Callable @ 100(a)	1,300,000	1,341,444
Cumberland County Municipal Authority, Diakon Lutheran Social Ministries Project Revenue Bonds, Series 2009, 6.13%, 1/1/29, Continuously Callable @ 100(a)	150,000	158,618
Dauphin County General Authority Health Systems System Revenue, 6.00%, 6/1/36, Continuously Callable @ 100(a)	230,000	248,232
Northampton County General Purpose Authority Pennsylvania College Revenue Bonds, Moravian College Project, Series 2016, 5.00%, 10/1/40, Continuously Callable @ 100(a)	635,000	695,839
Pennsylvania Turnpike Commission Turnpike Subordinate Revenue Bonds, Series A, 5.63%, 12/1/31, Continuously Callable @ 100(a)	335,000	374,631
Philadelphia School District, General Obligation Bonds, Series 2015A, 5.00%, 9/1/35, Continuously Callable @ 100(a)	1,400,000	1,515,668
		4,334,432
South Carolina (2.1%):
Lancaster County, Walnut Creek Improvement District Assessment Refunding Revenue Bonds, Series 2016A-1, 5.00%, 12/1/37, Continuously Callable @ 100(a)	1,675,000	1,709,924

South Dakota (1.2%):
Oglala Sioux Tribe, 5.00%, 10/1/22(a)	1,000,000	999,920

Tennessee (2.0%):
Johnson City Health & Educational Facilities Board, Hospital Refunding Revenue Bonds, Tennessee Mountain States Health Alliance, Series 2010A, 5.63%, 7/1/30, Continuously Callable @ 100(a)	1,500,000	1,635,135

Texas (9.5%):
New Hope Cultural Education Facilities Finance Corp., Series B, 5.00%, 7/1/47, Continuously Callable @102(a)	1,000,000	1,040,250
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, LBJ Infrastructure Group IH-635 - Managed Lanes Project, Series 2010, 7.50%, 6/30/33, Continuously Callable @ 100(a)	2,000,000	2,287,240
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, NTE Mobility Partners LLC - North Tarrant Express Managed Lanes Project
Series 2009, 7.50%, 12/31/31, Continuously Callable @ 100(a)	1,500,000	1,698,975
Series 2009, 6.88%, 12/31/39, Continuously Callable @ 100(a)(b)	1,500,000	1,677,870

See notes to schedule of investments.

Security Description	Principal Amount	Value
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, NTE Mobility Partners Segments 3 LLC - Segments 3A & 3B Facility, Series 2013, 7.00%, 12/31/38, Continuously Callable @ 100(a)	$1,000,000	$1,163,990
		7,868,325
Utah (2.1%):
Utah Charter School Finance Authority Revenue Bonds, 5.00%, 4/15/37, Continuously Callable @ 100(a)	500,000	553,220
Utah Charter School Finance Authority Revenue Bonds, Spectrum Academy, 6.00%, 4/15/45, Continuously Callable @ 100(a)(c)	1,080,000	1,138,212
		1,691,432
Vermont (1.3%):
Vermont Educational & Health Buildings Financing Agency Revenue Bonds, Champlain College Project, Series 2016A, 5.00%, 10/15/46, Continuously Callable @ 100(a)	1,000,000	1,050,160

Virginia (1.3%):
Alexandria Industrial Development Authority Residential Care Facilities Mortgage Revenue, Goodwin House, Inc., Series 2015, 5.00%, 10/1/50, Continuously Callable @ 100(a)	1,000,000	1,081,080

West Virginia (1.2%):
The Country Commission of Monongalia Country, WV Special District Excise Tax Revenue, Refunding and Improvement Bonds, Series 2017A, 5.75%, 6/1/43, Continuously Callable @ 100(a)(c)	1,000,000	1,005,060
Total Municipal Bonds (Cost $77,075,112)		81,526,687
Total Investments (Cost $77,075,112) — 98.2%		81,526,687
Other assets in excess of liabilities — 1.8%		1,499,995
NET ASSETS - 100.00%		$83,026,682

(a)                       Security purchased on a when-issued basis.

(b)                       All or a portion of this security has been segregated as collateral for derivative instruments and/or securities purchased on a when-issued basis.

(c)                        Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2017, the fair value of these securities was $2,143,272 and amounted to 2.6% of net assets.

AGM—Assured Guaranty Municipal Corporation

LLC—Limited Liability Company

See notes to schedule of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory Floating Rate Fund	September 30, 2017
(Unaudited)

Security Description	Shares or Principal Amount	Value
Common Stocks (0.0%)(a)
Health Care (0.0%):(a)
New Millennium Holdco, Inc.(b)	207,152	$129,470
Total Common Stock (Cost $899,152)		129,470

Convertible Corporate Bonds (0.7%)
Energy (0.7%):
Comstock Resources, Inc., 7.75%, 4/1/19, Callable 11/6/17 @ 100 (c)(d)(e)	$6,266,083	5,050,839
Total Convertible Corporate Bond (Cost $4,076,371)		5,050,839

Senior Secured Loans (48.7%)
Admi Corp., Term Loan B , 5.06% (US LIBOR), 4/30/22, Callable 11/4/17 @ 100(d)(e)	10,780,000	10,874,325
Air Canada, Term Loan B , 3.57%, 9/21/23(d)(e)	8,800,000	8,835,728
Albertson’s LLC, 1st Lien Term Loan B-5 , 3.95% (US LIBOR), 12/21/22, Callable 11/4/17 @ 101(d)(e)	6,947,631	6,688,345
Alphabet Holding Co., Inc., 1st Lien Term Loan , 8/15/24(d)(e)	5,600,000	5,530,000
Alphabet Holding Co., Inc., 2nd Lien Term Loan , 8/15/25(d)(e)	4,200,000	4,137,000
American Renal Holdings, Inc. , 4.48%, 6/15/24(d)(e)	7,200,000	7,152,768
Apex Tool Group LLC, Term Loan B , 4.50% (US LIBOR), 2/1/20, Callable 11/4/17 @ 100(d)(e)	7,371,563	7,157,346
Avantor, Inc., 1st Lien Term Loan , 9/22/24(d)(e)	4,000,000	4,010,840
Bass Pro Group LLC, Term Loan B , 6.30% (US LIBOR), 11/16/23, Callable 11/4/17 @ 101(d)(e)	14,500,000	13,642,035
Blount International, Inc., USD Term Loan , 6.24% (US LIBOR), 4/12/23, Callable 11/4/17 @ 100(d)(e)	8,419,962	8,493,637
Brand Energy & Infrastructure Services, Inc., 1st Lien Term Loan , 5.52% (US LIBOR), 6/21/24, Callable 11/4/17 @ 101(d)(e)	9,000,000	9,042,750
BRP, Inc., Term Loan B , 4.24% (US LIBOR), 6/30/23, Callable 11/4/17 @ 100(d)(e)	9,941,092	9,974,792
CIBT Solutions, Inc., 1st Lien Term Loan , 5.33% (US LIBOR), 6/1/24, Callable 11/4/17 @ 101(d)(e)	6,000,000	6,015,000
Concentra, Inc., Term Loan B , 4.32% (US LIBOR), 6/1/22, Callable 11/4/17 @ 100(d)(e)	4,784,007	4,793,957
DTI Holdco, Inc., 2016 Term Loan B , 6.56% (US LIBOR), 9/30/23, Callable 11/4/17 @ 100(d)(e)	8,227,725	7,878,047
Engineered Machinery Holdings, Inc., 2nd Lien Term Loan , 7/25/25(d)(e)	4,021,277	4,036,356
Engineered Machinery Holdings, Inc., 2nd Lien Term Loan , 7/25/25(d)(e)	478,723	480,519
First Data Corp., 1st Lien Term Loan , 3.49% (US LIBOR), 7/10/22, Callable 11/4/17 @ 101(d)(e)	10,476,653	10,491,215
Fly Funding II Sarl, Term Loan B , 3.57% (US LIBOR), 8/9/19, Callable 11/4/17 @ 100(d)(e)	3,983,972	3,990,625
Genoa A Qol Healthcare Co. LLC, 1st Lien Term Loan , 4.48%(US LIBOR ), 10/28/23, Callable 11/4/17 @ 101(d)(e)	5,955,000	5,981,083

See notes to schedule of investments.

Security Description	Principal Amount	Value
Golden Nugget, Inc., 1st Lien Term Loan , 8.75%, 10/4/23(d)(e)	$3,000,000	$3,015,000
Gulf Finance LLC, 1st Lien Term Loan B , 6.59% (US LIBOR), 8/25/23, Callable 11/4/17 @ 100(d)(e)	10,762,114	10,109,714
Hertz Corp., Term Loan B1 , 3.98% (US LIBOR), 6/30/23, Callable 11/4/17 @ 100(d)(e)	7,959,837	7,903,003
Hub International Ltd., 1st Lien Term Loan B , 4.31% (US LIBOR), 10/2/20, Callable 11/4/17 @ 100(d)(e)	8,115,581	8,165,492
Infor(US)inc., 1st Lien Term Loan B6 , 4.08% (US LIBOR), 2/1/22, Callable 11/4/17 @ 100(d)(e)	8,699,498	8,675,052
KIK Custom Products, Inc., Term Loan B , 5.74%(US LIBOR ), 8/26/22, Callable 11/4/17 @ 101(d)(e)	7,814,178	7,884,193
Kindred Healthcare, Inc., Term Loan B , 4.81% (US LIBOR), 4/9/21, Callable 11/4/17 @ 100(d)(e)	7,450,974	7,454,104
Landry’s, Inc., 2016 Term Loan B , 3.99% (US LIBOR), 10/4/23, Callable 11/4/17 @ 100(d)(e)	7,388,942	7,423,818
LBM Borrower LLC, 1st Lien Term Loan , 5.74% (US LIBOR), 8/20/22, Callable 11/4/17 @ 101(d)(e)	7,990,336	8,043,152
Leslie’s Poolmart, Inc., Term Loan B , 4.87% (US LIBOR), 8/16/23, Callable 11/4/17 @ 100(d)(e)	6,947,500	6,944,999
Monitronics International, Inc., Term Loan B2 , 6.80% (US LIBOR), 9/30/22, Callable 11/4/17 @ 101(d)(e)	5,197,500	5,152,022
MPH Acquisition Holdings LLC, Term Loan B , 4.33% (US LIBOR), 6/7/23, Callable 11/4/17 @ 101(d)(e)	2,727,666	2,747,278
Navistar, Inc. , 5.24%(US LIBOR ), 8/7/20(d)(e)	6,033,215	6,060,847
nThrive, Inc., Term Loan B , 5.74%(US LIBOR ), 10/20/22, Callable 10/21/17 @ 100(d)(e)	9,900,000	9,924,750
Ortho-Clinical Diagnostics, Inc., Term Loan B , 5.08% (US LIBOR), 6/30/21, Callable 11/4/17 @ 100(d)(e)	6,910,941	6,927,528
Packaging Coordinators Midco, Inc., 2nd Lien Term Loan , 10.05%(US LIBOR ), 7/1/24, Callable 11/4/17 @ 101(d)(e)	6,800,000	6,698,000
PAREXEL International Corp., 1st Lien Term Loan B , 8/11/24(d)(e)	8,200,000	8,256,416
PharMerica Corp., 1st Lien Term Loan B , 9/26/24(d)(e)	3,000,000	3,015,930
PharMerica Corp., 2nd Lien Term Loan B , 9/26/25(d)(e)	2,000,000	1,995,000
Press Ganey Holdings, Inc., 2nd Lien Term Loan , 8.48%, 9/20/24(d)(e)	2,000,000	2,030,000
Prospect Medical Holdings, Inc., Term Loan B , 7.50% (US LIBOR), 6/30/22, Callable 11/4/17 @ 100(d)(e)	9,900,000	10,023,750
Reynolds Group Holdings, Inc., 1st Lien Term Loan B , 4.24%(US LIBOR ), 2/5/23, Callable 11/4/17 @ 100(d)(e)	9,171,849	9,204,868
Robertshaw Holding Corp., 1st Lien Term Loan , 5.75% (US LIBOR), 8/4/24, Callable 11/4/17 @ 101(d)(e)	6,500,000	6,551,480
Robertshaw Holdings Corp., 2nd Lien Term Loan , 10.25% (US LIBOR), 2/4/25, Callable 11/4/17 @ 102(d)(e)	3,600,000	3,584,988
Scientific Games International, Inc., 1st Lien Term Loan B4 , 4.51% (US LIBOR), 8/14/24, Callable 11/4/17 @ 101(d)(e)	2,500,000	2,502,350
StandardAero Aviation Holdings, Inc. 1st Lien Term Loan , 4.99% (US LIBOR), 7/7/22, Callable 11/4/17 @ 101(d)(e)	7,860,000	7,915,649
Station Casinos LLC, Term Loan B , 3.74% (US LIBOR), 6/8/23, Callable 11/4/17 @ 100(d)(e)	7,748,736	7,750,828
The Nature’s Bounty Co., 1st Lien Term Loan B , 4.80%(US LIBOR ), 5/5/23, Callable 11/4/17 @ 100(d)(e)	2,205,914	2,189,370

See notes to schedule of investments.

Security Description	Principal Amount	Value
Ti Group Automotive Systems LLC, Term Loan B , 3.98%(US LIBOR ), 6/30/22, Callable 11/4/17 @ 100(d)(e)	$4,937,186	$4,941,284
TKC Holdings, Inc., 2nd Lien Term Loan , 9.24%(US LIBOR ), 2/1/24, Callable 11/4/17 @ 102(d)(e)	9,100,000	9,191,000
Toys R US - Delaware, Inc., 1st Lien Term DIP Loan , 1/29/19(d)(e)	5,000,000	5,031,250
Tribune Media Co., 1st Lien Term C , 4.24% (US LIBOR), 1/27/24, Callable 11/4/17 @ 100(d)(e)	8,055,144	8,062,716
Tribune Media Co., Term Loan B , 4.24% (US LIBOR), 12/27/20, Callable 11/4/17 @ 100(d)(e)	646,287	646,894
Uniti Group, Inc. 1st Lien Term Loan B , 4.24% (US LIBOR), 10/24/22, Callable 10/21/17 @ 100(d)(e)	10,692,315	9,879,699
Univision Communications, 1st Lien Term Loan C5 , 3.98%(US LIBOR ), 3/15/24, Callable 11/4/17 @ 100(d)(e)	9,857,048	9,764,688
Total Senior Secured Loans (Cost $364,982,115)		364,873,480

Corporate Bonds (50.9%)
Consumer Discretionary (7.6%):
Boyd Gaming Corp., 3.69% (US LIBOR), 9/15/23, Callable 11/4/17 @ 100 (d)(e)	5,858,709	5,874,820
CBS Radio, Inc., 4.74% (US LIBOR), 10/17/23, Callable 10/17/17 @ 100 (d)(e)	5,403,962	5,441,142
Dayco Products LLC, 6.32% (US LIBOR), 5/19/24, Callable 11/4/17 @ 101 (d)(e)	7,980,000	7,999,950
Eldorado Resorts, Inc., 3.56%, 3/16/24 (d)(e)	6,564,009	6,555,804
Golden Nugget, Inc., 8.75%, 10/1/25, Callable 10/1/20 @ 104.38 (e)(f)	5,000,000	5,087,850
PetSmart, Inc.
4.24%, 3/10/22, Callable 11/4/17 @ 100 (d)(e)	8,217,762	6,930,285
5.88%, 6/1/25, Callable 6/1/20 @ 102.94 (e)(f)	1,000,000	872,200
Sally Holdings LLC, 3.75%, 6/23/24 (d)(e)	8,000,000	7,980,000
Ti Group Automotive Systems LLC, 8.75%, 7/15/23, Callable 7/15/18 @ 104.38 (c)(e)(f)	5,000,000	5,302,250
Universal Hospital Services, Inc., 7.63%, 8/15/20, Callable 11/6/17 @ 101.91 (c)(e)	5,000,000	5,074,850
		57,119,151
Consumer Staples (5.3%):
BJ’s Wholesale Club, Inc.
4.98%, 2/3/24, Callable 11/4/17 @ 100 (d)(e)	8,977,500	8,592,724
8.73%, 1/27/25, Callable 11/4/17 @ 102 (d)(e)	8,000,000	7,628,000
Dole Food Co., Inc.
4.01%, 3/24/24 (d)(e)	6,400,000	6,414,976
7.25%, 6/15/25, Callable 6/15/20 @ 103.63 (e)(f)	8,000,000	8,654,880
Genoa Healthcare Co. LLC, 9.24% (US LIBOR), 10/28/24, Callable 10/28/17 @ 101 (d)(e)	3,000,000	3,052,500
Kronos Acquisition Holdings, Inc., 9.00%, 8/15/23, Callable 8/15/18 @ 106.75 (c)(e)(f)	5,400,000	5,251,770
		39,594,850
Energy (5.5%):
Arch Coal, Inc., 5.24% (US LIBOR), 3/7/24, Callable 11/4/17 @ 100 (d)(e)	3,990,000	4,001,212
Calumet Specialty Products Partners LP, 6.50%, 4/15/21, Callable 11/6/17 @ 103.25 (c)(e)	6,000,000	5,870,040

See notes to schedule of investments.

Security Description	Principal Amount	Value
Chesapeake Energy Corp., 8.81% (US LIBOR), 8/23/21, Callable 8/23/18 @ 104.25 (d)(e)	$10,500,000	$11,303,879
Continental Resources, 4.90%, 6/1/44, Callable 12/1/43 @ 100 (e)	4,000,000	3,630,320
Noble Holding International, Ltd., 7.75%, 1/15/24, Callable 10/15/23 @ 100 (e)	5,500,000	4,892,195
Peabody Energy, 4.74% (US LIBOR), 3/31/22, Callable 11/4/17 @ 101 (d)(e)	7,498,816	7,531,661
Whiting Petroleum Corp., 5.75%, 3/15/21, Callable 12/15/20 @ 100 (e)	3,000,000	2,940,900
		40,170,207
Financials (6.0%):
Acrisure LLC, 6.27%, 11/22/23 (d)(e)	3,940,125	3,982,797
AmWINS Group, Inc., 3.99% (US LIBOR), 1/25/24, Callable 11/4/17 @ 100 (d)(e)	7,960,000	7,971,940
ASP AMC Merger Sub, Inc.
4.83%, 4/13/24 (d)(e)	9,900,639	9,760,347
8.00%, 5/15/25, Callable 5/15/20 @ 104 (e)(f)	7,500,000	7,210,650
Tecostar Holdings, Inc., 5.07%, 4/18/24 (d)(e)	7,000,000	7,039,410
USI, Inc., 4.31% (US LIBOR), 4/6/24, Callable 11/4/17 @ 101 (d)(e)	9,000,000	8,966,250
		44,931,394
Health Care (8.9%):
Avantor, Inc., 9.00%, 10/1/25, Callable 10/1/20 @ 106.75 (e)(f)	5,000,000	5,111,650
Change Healthcare LLC, 3.98%(US LIBOR ), 3/1/24, Callable 11/4/17 @ 100 (d)(e)	7,980,000	7,997,955
Cole-Parmer, 5.30% (US LIBOR), 3/21/24 (d)(e)	6,982,500	7,034,869
Greenway Health LLC, 5.58% (US LIBOR), 2/16/24, Callable 11/4/17 @ 100 (d)(e)	6,000,000	6,015,000
Kindred Healthcare, Inc., 8.75%, 1/15/23, Callable 1/15/18 @ 106.56 (e)	3,000,000	2,794,410
Ortho-Clinical Diagnostics, Inc., 6.63%, 5/15/22, Callable 11/6/17 @ 103.31 (c)(e)(f)	6,000,000	5,883,780
Press Ganey Holdings, Inc., 4.48% (US LIBOR), 10/21/23, Callable 11/4/17 @ 100 (d)(e)	5,970,000	5,996,149
Select Medical Corp., 4.82%, 2/13/24 (d)(e)	8,478,750	8,556,500
Sterigenics-Nordion Holdings LLC, 4.24% (US LIBOR), 5/15/22 (d)(e)	12,967,500	12,967,500
Valeant Pharmaceuticals International, Inc., 5.88%, 5/15/23, Callable 5/15/18 @ 102.94 (c)(e)	5,000,000	4,415,650
		66,773,463
Industrials (5.0%):
Advanced Disposal Services, Inc., 3.95% (US LIBOR), 11/10/23, Callable 11/4/17 @ 100 (d)(e)	8,465,392	8,514,745
Builders FirstSource, Inc., 4.34% (US LIBOR), 2/29/24, Callable 11/4/17 @ 100 (d)(e)	7,755,000	7,773,147
Columbus McKinnon, 4.33%, 1/20/24 (d)(e)	4,734,691	4,746,528
Gates Global LLC, 4.58% (US LIBOR), 3/31/24, Callable 11/4/17 @ 100 (d)(e)	7,620,833	7,649,411
RBS Global, Inc., 4.06% (US LIBOR), 8/21/23, Callable 11/4/17 @ 100 (d)(e)	9,610,710	9,643,097
		38,326,928
Information Technology (4.0%):
Almonde, Inc., 4.82%, 6/16/24 (d)(e)	3,500,000	3,514,385
Casa Systems, Inc., 5.30%, 12/15/23 (d)(e)	8,955,000	9,010,969
Radiate Holdco LLC, 4.24% (US LIBOR), 2/1/24, Callable 11/4/17 @ 101 (d)(e)	7,980,000	7,866,125

See notes to schedule of investments.

Security Description	Principal Amount	Value
Xperi Corp., 4.48% (US LIBOR), 12/2/23, Callable 11/4/17 @ 101 (d)(e)	$9,353,000	$9,411,456
		29,802,935
Telecommunication Services (8.6%):
Frontier Communications Corp., 4.99%, 6/1/24 (d)(e)	3,850,000	3,650,301
Intelsat Jackson Holding, 8.00%, 2/15/24, Callable 2/15/19 @ 104 (e)	5,000,000	5,370,350
Intelsat Jackson Holdings SA, 4.07% (US LIBOR), 6/30/19, Callable 11/4/17 @ 100 (d)(e)	10,000,000	9,963,500
Sprint Corp.
7.88%, 9/15/23 (c)(e)	10,000,000	11,598,000
7.63%, 2/15/25, Callable 11/15/24 @ 100 (c)(e)	5,000,000	5,742,200
Telesat Canada, 4.30% (US LIBOR), 11/17/23, Callable 11/4/17 @ 101 (d)(e)	10,917,638	10,992,750
Virgin Media Bristol LLC, 3.98% (US LIBOR), 1/31/25, Callable 11/4/17 @ 100 (d)(e)	9,500,000	9,532,110
Windstream Corp., 6.38%, 8/1/23, Callable 2/1/18 @ 103.19 (e)	10,000,000	7,058,200
		63,907,411
Total Corporate Bonds (Cost $378,272,417)		380,626,339

Total Investments (Cost $748,230,055) — 100.3%		750,680,128
Liabilities in excess of other assets — (0.3)%		(1,885,799)
NET ASSETS - 100.00%		$748,794,329

(a)	Amount represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of this security has been segregated as collateral for derivative instruments and/or securities purchased on a when-issued basis.
(d)	Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2017.
(e)	Security purchased on a when-issued basis.
(f)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2017, the fair value of these securities was $43,375,030 and amounted to 5.8% of net assets.

LLC—Limited Liability Company

LP—Limited Partnership

US LIBOR—US Dollar London InterBank Offering Rate

See notes to schedule of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory Strategic Income Fund	September 30, 2017
(Unaudited)

Security Description	Principal Amount	Value
Asset Backed Securities (4.1%)
Capital Automotive REIT , Series: 2016-1A, Class A, 4.55%, 2/15/46(a)(b)	$978,323	$1,015,469
Fairway Outdoor Funding LLC , Series 2012-1A, Class A2, 4.21%, 10/15/42, Callable 10/15/18 @ 100(a)(b)(c)	430,121	435,182
Focus Brands Funding LLC , Series: 2017-1A, Class A2I, 3.86%, 4/30/47, Callable 10/30/24 @ 100(a)(b)	997,500	1,008,996
Total Asset Backed Securities (Cost $2,457,038)		2,459,647

Collateralized Mortgage Obligations (0.0%)(d)
JPMorgan Chase Commercial Mortgage Securities Trust , Series 2006-LDP7, Class AM, 6.14%, 4/17/45(b)(c)(e)	4,226	4,226
Total Collateralized Mortgage Obligations (Cost $4,609)		4,226

Residential Mortgage Backed Securities (2.8%)
Bank of America Funding Corp. , Series 04-2, Class 1CB1, 5.75%, 9/20/34, Callable 2/20/30 @ 100(b)(c)	122,791	128,722
Bear Stearns Alt-A Trust , Series 03-3, Class 2A, 3.51%, 10/25/33, Callable 10/25/17 @ 100(b)(c)(e)	235,774	235,773
Countrywide Home Loans, Inc. , Series 04-5, Class 2A9, 5.25%, 5/25/34, Callable 10/25/17 @ 100(b)(c)	151,977	151,977
Credit Suisse First Boston Mortgage Securities Corp. , Series 03-8, Class 2A1, 5.00%, 4/25/18, Callable 10/25/17 @ 100(b)(c)	307	307
Duetsche Alt-A Securities, Inc. Mortgage Loan Trust , Series 07-AR3, Class 2A2B, 1.48% (US0001M+24bps), 6/25/37, Callable 6/25/21 @ 100(b)(c)(e)	241,451	227,735
GSR Mortgage Loan Trust , Series 04-15F, Class 5A1, 5.50%, 1/25/20, Callable 4/25/34 @ 100(b)(c)	21,951	22,523
JPMorgan Mortgage Trust , Series 05-A1, Class 6T1, 3.64%, 2/25/35, Callable 10/25/17 @ 100(b)(c)(e)	52,829	53,457
JPMorgan Mortgage Trust , Series 2004-S2, Class 1A3, 4.75%, 11/25/19, Callable 5/25/19 @ 100(b)(c)	18,418	18,635
Morgan Stanley Mortgage Loan Trust , Series 04-1, Class 1A9, 4.50%, 11/25/18, Callable 3/25/22 @ 100(b)(c)	2,767	2,775
Prime Mortgage Trust , Series 04-2, Class A2, 4.75%, 11/25/19, Callable 10/25/17 @ 100(b)(c)	17,917	17,917
Residential Funding Mortgage Securities I, Inc. , Series 2005-S3, Class A1, 4.75%, 3/25/20, Callable 10/25/17 @ 100(b)(c)	11,701	11,701
Structured Asset Securities Corp. , Series 2004-21XS, Class 2A6A, 5.24%, 12/25/34, Callable 10/25/17 @ 100(b)(c)(e)	468	468
Structured Asset Securities Corp. , Series 2004-20, Class 7A1, 5.25%, 11/25/34, Callable 10/25/17 @ 100(b)(c)	69,384	69,384
Wells Fargo Mortgage Backed Securities Trust , Series 2004-Y, Class 3A1, 3.07%, 11/25/34, Callable 10/25/17 @ 100(b)(c)(e)	197,384	197,384
Wells Fargo Mortgage Backed Securities Trust , Series 2005-2, Class 2A1, 4.75%, 4/25/20, Callable 10/25/17 @ 100(b)(c)	18,388	18,388

See notes to schedule of investments.

Security Description	Principal Amount	Value
Wells Fargo Mortgage Backed Securities Trust , Series 05-6, Class A4, 5.50%, 8/25/35, Callable 10/25/17 @ 100(b)(c)	$61,631	$61,631
Wells Fargo Mortgage Backed Securities Trust , Series 04-R, Class 2A1, 3.60%, 9/25/34, Callable 10/25/17 @ 100(b)(c)(e)	107,293	107,293
Wells Fargo Mortgage Backed Securities Trust , Series 04-O, Class A1, 3.53%, 8/25/34, Callable 10/25/17 @ 100(b)(c)(e)	103,254	103,254
Wells Fargo Mortgage Backed Securities Trust , Series 04-EE, Class 2A1, 3.33%, 12/25/34, Callable 10/25/17 @ 100(b)(c)(e)	144,170	144,170
Wells Fargo Mortgage Backed Securities Trust , Series 04-W, Class A9, 3.11%, 11/25/34, Callable 10/25/17 @ 100(b)(c)(e)	124,181	124,181
Total Residential Mortgage Backed Securities (Cost $1,679,973)		1,697,675

Senior Secured Loans (12.8%)
American Renal Holdings, Inc. , 4.48%, 6/15/24(b)(e)	1,800,000	1,788,192
Bass Pro Group LLC, Term Loan B , 6.30%(US LIBOR ), 11/16/23, Callable 11/4/17 @ 101(b)(e)	2,000,000	1,881,660
Brand Energy & Infrastructure Services, Inc., 1st Lien Term Loan , 5.52%(US LIBOR ), 6/21/24, Callable 11/4/17 @ 101(b)(e)	2,000,000	2,009,500
PAREXEL International Corp., 1st Lien Term Loan B , 8/11/24(b)(e)	2,000,000	2,013,760
Total Senior Secured Loans (Cost $7,733,641)		7,693,112

Corporate Bonds (73.3%)
Consumer Discretionary (8.9%):
AMC Entertainment Holdings, Inc., 5.88%, 2/15/22, Callable 11/6/17 @ 104.41 (b)	1,000,000	1,009,540
Charter Communications Operating LLC/Charter Communications Operating Capital, 5.38%, 5/1/47, Callable 11/1/46 @ 100 (a)(b)	1,500,000	1,556,805
PetSmart, Inc., 4.24%(US LIBOR ), 3/10/22, Callable 11/4/17 @ 100 (b)(e)	1,994,898	1,682,357
Scientific Games International, Inc., 10.00%, 12/1/22, Callable 12/1/18 @ 105 (b)	1,000,000	1,107,800
		5,356,502
Consumer Staples (5.9%):
BJ’s Wholesale Club, Inc., 8.73%(US LIBOR ), 1/27/25, Callable 11/4/17 @ 102 (b)(e)	2,000,000	1,907,000
Cott Holdings, Inc., 5.50%, 4/1/25, Callable 4/1/20 @ 104.13 (b)	1,000,000	1,041,760
Kronos Acquisition Holdings, Inc., 9.00%, 8/15/23, Callable 8/15/18 @ 106.75 (a)(b)(c)	600,000	583,530
		3,532,290
Energy (20.8%):
Cenovus Energy, Inc., 4.25%, 4/15/27, Callable 1/15/27 @ 100 (b)(f)	2,000,000	1,983,020
Chesapeake Energy Corp., 8.81%(US LIBOR ), 8/23/21, Callable 8/23/18 @ 104.25 (b)(e)	2,000,000	2,153,119
Continental Resources, 4.90%, 6/1/44, Callable 12/1/43 @ 100 (b)	1,000,000	907,580
Ensco PLC, 5.75%, 10/1/44, Callable 4/1/44 @ 100 (b)	510,000	367,838
MPLX LP, 4.50%, 7/15/23, Callable 4/15/23 @ 100 (b)	1,000,000	1,062,710
Petroleos Mexicanos
5.50%, 2/4/19 (b)(c)	1,000,000	1,041,740

See notes to schedule of investments.

Security Description	Principal Amount	Value
3.50%, 1/30/23 (b)	$1,200,000	$1,182,348
Rowan Companies, Inc., 4.88%, 6/1/22, Callable 3/1/22 @ 100 (b)	1,000,000	936,810
Sabine Pass Liquefaction LLC, 5.00%, 3/15/27, Callable 9/15/26 @ 100 (b)	2,000,000	2,126,840
Transocean, Inc., 6.80%, 3/15/38 (b)(f)	1,000,000	817,450
		12,579,455
Financials (5.4%):
ASP AMC Merger Sub, Inc., 8.00%, 5/15/25, Callable 5/15/20 @ 104 (a)(b)	1,000,000	961,420
Goldman Sachs Group, Inc., 4.25%, 10/21/25 (b)	2,200,000	2,294,534
		3,255,954
Health Care (7.2%):
Becton Dickinson and Co.
3.36%, 6/6/24, Callable 4/6/24 @ 100 (b)(c)	1,400,000	1,412,810
4.69%, 12/15/44, Callable 6/15/44 @ 100 (b)(c)	1,000,000	1,052,010
Kindred Healthcare, Inc., 8.00%, 1/15/20 (b)(c)	1,000,000	983,270
Valeant Pharmaceuticals International, Inc., 5.88%, 5/15/23, Callable 5/15/18 @ 102.94 (b)(c)	1,000,000	883,130
		4,331,220
Industrials (5.1%):
Hertz Corp. (The), 7.63%, 6/1/22, Callable 6/1/19 @ 103.81 (a)(b)	1,000,000	1,029,940
Navistar International Corp., 8.25%, 11/1/21, Callable 11/6/17 @ 100 (b)	1,000,000	1,003,570
TransDigm, Inc., 6.00%, 7/15/22, Callable 11/6/17 @ 104.5 (b)	1,000,000	1,039,430
		3,072,940
Information Technology (7.3%):
Dell International LLC/EMC Corp., 6.02%, 6/15/26, Callable 3/15/26 @ 100 (a)(b)	2,000,000	2,218,740
Flex Ltd., 5.00%, 2/15/23 (b)	2,000,000	2,176,080
		4,394,820
Materials (3.7%):
Lyondellbasell Industries NV, 5.00%, 4/15/19, Callable 1/15/19 @ 100 (b)(c)	90,000	93,352
Vale Overseas Ltd., 4.38%, 1/11/22 (b)	2,000,000	2,081,480
		2,174,832
Telecommunication Services (9.0%):
AT&T, Inc., 6.30%, 1/15/38 (b)(c)	1,900,000	2,237,079
Frontier Communications Corp., 4.99%, 6/1/24 (b)(e)	1,000,000	948,130
Intelsat Jackson Holding, 8.00%, 2/15/24, Callable 2/15/19 @ 104 (b)	1,000,000	1,074,070
Telesat Canada/Telesat LLC, 8.88%, 11/15/24, Callable 11/15/19 @ 106.66 (b)	1,000,000	1,126,880
		5,386,159
Total Corporate Bonds (Cost $44,043,991)		44,084,172

U.S. Government Mortgage Backed Agencies (0.2%)
Federal National Mortgage Association 3.50%, 7/1/43 (b)(c)	116,388	120,548
Total U.S. Government Mortgage Backed Agencies (Cost $119,256)		120,548

See notes to schedule of investments.

Security Description	Shares or Principal Amount	Value
U.S. Treasury Obligations (1.4%)
U.S. Treasury Bonds, 3.00%, 5/15/47	$790,000	$813,043
Total U.S. Treasury Obligations (Cost $805,415)		813,043

Exchange-Traded Funds (1.9%)
iShares iBoxx $ High Yield Corporate Bond ETF(b)	10,000	1,164,200
Total Exchange-Traded Funds (Cost $1,149,900)		1,164,200

Collateral for Securities Loaned (4.8%)
Fidelity Investments Money Market Government Portfolio, Class I, 0.95%(b)(g)	2,562,740	2,562,740
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.88%(b)(g)	318,210	318,210
Total Collateral for Securities Loaned (Cost $2,880,950)		2,880,950

Total Investments (Cost $60,874,773) — 101.3%		60,917,573
Liabilities in excess of other assets — (1.3)%		(759,816)
NET ASSETS - 100.00%		$60,157,757

(a)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2017, the fair value of these securities was $8,810,082 and amounted to 14.6% of net assets.

(b)	Security purchased on a when-issued basis.
(c)	All or a portion of this security has been segregated as collateral for derivative instruments and/or securities purchased on a when-issued basis.
(d)	Amount represents less than 0.05% of net assets.
(e)	Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2017.
(f)	All or a portion of this security is on loan.
(g)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2017.

ETF—Exchange-Traded Fund

LLC—Limited Liability Company

LP—Limited Partnership

PLC—Public Liability Company

REIT—Real Estate Investment Trust

US LIBOR—US Dollar London InterBank Offering Rate

US0001M—1 Month US Dollar LIBOR

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
5-Year U.S. Treasury Note Future	55	12/29/17	$6,462,500	$(49,764)
Ultra Long Term U.S. Treasury Bond Future	12	12/19/17	1,981,500	(36,989)
				$(86,753)

See notes to schedule of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Small Cap Growth Fund	September 30, 2017
(Unaudited)

Security Description	Shares	Value
Common Stocks (98.2%)
Communications Equipment (1.3%):
Lumentum Holdings, Inc.(a)	381,674	$20,743,982

Consumer Discretionary (13.8%):
Bob Evans Farms, Inc.	201,250	15,598,888
Burlington Stores, Inc.(a)	136,438	13,024,371
Dave & Buster’s Entertainment, Inc.(a)	237,920	12,486,042
Extended Stay America, Inc.	799,590	15,991,800
Five Below, Inc.(a)	313,501	17,204,935
Grand Canyon Education, Inc.(a)	289,564	26,298,202
LCI Industries	134,407	15,571,051
Lithia Motors, Inc.	190,049	22,864,796
Ollie’s Bargain Outlet Holdings, Inc.(a)	281,876	13,079,046
Planet Fitness, Inc., Class A	893,350	24,102,582
Red Rock Resorts, Inc., Class A	586,230	13,577,087
Steven Madden Ltd.(a)	348,585	15,093,731
The Wendy’s Co.	1,097,790	17,048,679
		221,941,210
Consumer Staples (2.1%):
Hostess Brands, Inc.(a)	793,030	10,832,790
Nomad Foods, Ltd.(a)	1,567,650	22,840,660
		33,673,450
Electronic Equipment, Instruments & Components (2.3%):
Littelfuse, Inc.	92,016	18,024,094
Orbotech Ltd.(a)	470,120	19,843,765
		37,867,859
Energy (0.7%):
Diamondback Energy, Inc.(a)	106,749	10,457,132

Financials (7.4%):
Essent Group Ltd.(a)	394,410	15,973,605
Evercore Partners, Inc., Class A	184,230	14,784,458
Home BancShares, Inc.	525,420	13,251,092
LendingTree, Inc.(a)	66,087	16,154,967
Primerica, Inc.	178,019	14,517,449
Texas Capital Bancshares, Inc.(a)	97,150	8,335,470
Walker & Dunlop, Inc.(a)	272,185	14,243,441
Webster Financial Corp.	150,070	7,886,179
Western Alliance BanCorp(a)	271,605	14,416,793
		119,563,454
Health Care (23.8%):
Amedisys, Inc.(a)	306,635	17,159,295
Amicus Therapeutics, Inc.(a)	1,198,675	18,076,019
AtriCure, Inc.(a)	582,890	13,039,249
Bluebird Bio, Inc.(a)	142,219	19,533,780
Blueprint Medicines Corp.(a)	209,168	14,572,735
Celyad SA, ADR(a)	187,051	10,474,856
Cotiviti Holdings, Inc.(a)	344,680	12,401,586
Eagle Pharmaceuticals, Inc.(a)(b)	164,220	9,794,081
Exact Sciences Corp.(a)	364,540	17,177,125
Five Prime Therapeutics, Inc.(a)	269,362	11,019,599
GW Pharmaceuticals PLC, ADR(a)(b)	125,577	12,744,810
Ignyta, Inc.(a)	1,292,373	15,960,807

See notes to schedule of investments.

Security Description	Shares	Value
Immune Design Corp.(a)(b)	1,159,990	$12,005,897
Insmed, Inc.(a)	301,620	9,413,560
Integra LifeSciences Holdings Corp.(a)	261,354	13,193,150
Iovance Biotherapeutics, Inc.(a)	1,390,165	10,773,779
Irhythm Technologies, Inc.(a)	126,520	6,563,858
Kala Pharmaceuticals, Inc.(a)	326,835	7,464,911
Ligand Pharmaceuticals, Inc., Class B(a)	128,215	17,456,472
Loxo Oncology, Inc.(a)	211,993	19,528,795
Masimo Corp.(a)	198,000	17,138,880
Penumbra, Inc.(a)	153,011	13,816,893
Sage Therapeutics, Inc.(a)	161,880	10,085,124
Sienna Biopharmaceuticals, Inc.(a)	276,000	6,141,000
Spark Therapeutics, Inc.(a)	167,164	14,904,342
Teladoc, Inc.(a)(b)	633,800	21,010,470
Vital Therapies, Inc.(a)(b)	1,573,303	7,945,180
WellCare Health Plans, Inc.(a)	112,780	19,368,837
		378,765,090
Industrials (13.6%):
Air Transport Services Group, Inc.(a)	507,150	12,344,031
Altra Industrial Motion Corp.	392,130	18,861,453
Azul SA, ADR(a)	1,020,180	28,003,941
Beacon Roofing Supply, Inc.(a)	445,500	22,831,875
BWX Technologies, Inc.	285,162	15,974,775
H&E Equipment Services, Inc.	700,950	20,467,740
HEICO Corp., Class A	265,551	20,234,987
Hexcel Corp.	276,194	15,859,059
Proto Labs, Inc.(a)	238,030	19,113,809
Saia, Inc.(a)	186,171	11,663,613
WageWorks, Inc.(a)	193,120	11,722,384
Welbilt, Inc.(a)	865,766	19,955,906
		217,033,573
Internet Software & Services (6.7%):
Cornerstone OnDemand, Inc.(a)	236,608	9,608,651
Coupa Software, Inc.(a)	433,920	13,516,608
Envestnet, Inc.(a)	353,060	18,006,060
LogMeIn, Inc.	246,905	27,171,895
Mindbody, Inc.(a)	753,346	19,473,994
Wix.com Ltd.(a)	269,610	19,371,479
		107,148,687
IT Services (7.5%):
Black Knight Financial Services, Inc., Class A(a)(b)	789,747	33,998,608
Euronet Worldwide, Inc.(a)	270,516	25,642,212
InterXion Holding NV(a)	517,003	26,330,963
Square, Inc., Class A(a)	166,040	4,783,612
WEX, Inc.(a)	90,850	10,195,187
WNS Holdings Ltd., ADR(a)	520,577	19,001,061
		119,951,643
Materials (3.1%):
Ashland Global Holdings, Inc.	245,010	16,021,204
Ferro Corp.(a)	977,888	21,806,902
GCP Applied Technologies, Inc.(a)	384,480	11,803,536
		49,631,642
Semiconductors & Semiconductor Equipment (8.4%):
Advanced Energy Industries, Inc.(a)	227,620	18,382,591

See notes to schedule of investments.

Security Description	Shares	Value
Cavium, Inc.(a)	184,278	$12,151,291
Cypress Semiconductor Corp.	871,950	13,096,689
MKS Instruments, Inc.	197,030	18,609,484
Monolithic Power Systems, Inc.	207,661	22,126,279
Tower Semiconductor Ltd.(a)(b)	1,333,428	41,002,911
Versum Materials, Inc.	215,179	8,353,249
		133,722,494
Software (7.5%):
Fair Isaac Corp.	135,920	19,096,760
Proofpoint, Inc.(a)	339,237	29,588,251
RingCentral, Inc., Class A(a)	1,153,598	48,162,717
Take-Two Interactive Software(a)	96,092	9,823,485
The Ultimate Software Group, Inc.(a)(b)	73,058	13,851,797
		120,523,010
Total Common Stocks (Cost $1,077,648,207)		1,571,023,226

Collateral for Securities Loaned (3.2%)
Fidelity Investments Money Market Government Portfolio, Class I, 0.95%(c)	45,179,841	45,179,841
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.88%(c)	5,609,882	5,609,882
Total Collateral for Securities Loaned (Cost $50,789,723)		50,789,723

Total Investments (Cost $1,128,437,930) — 101.4%		1,621,812,949
Liabilities in excess of other assets — (1.4)%		(22,517,003)
NET ASSETS - 100.00%		$1,599,295,946

(a)                       Non-income producing security.

(b)                       All or a portion of this security is on loan.

(c)                        Rate periodically changes. Rate disclosed is the daily yield on September 30, 2017.

ADR—American Depositary Receipt

PLC—Public Liability Company

See notes to schedule of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Select Growth Fund	September 30, 2017
(Unaudited)

Security Description	Shares	Value
Common Stocks (96.8%)
Communications Equipment (1.7%):
Arista Networks, Inc.(a)	12,000	$2,275,320
Viavi Solutions, Inc.(a)	578,120	5,469,015
		7,744,335
Consumer Discretionary (15.7%):
Brunswick Corp.	130,670	7,313,600
Dave & Buster’s Entertainment, Inc.(a)	77,496	4,066,990
Dunkin’ Brands Group, Inc.	89,260	4,737,921
Five Below, Inc.(a)	140,610	7,716,677
Hasbro, Inc.	72,021	7,034,291
Hilton Grand Vacations, Inc.(a)	191,650	7,403,440
Lululemon athletica, Inc.(a)	98,218	6,114,071
Six Flags Entertainment Corp.	177,880	10,840,006
Vail Resorts, Inc.	46,850	10,687,422
Visteon Corp.(a)	50,647	6,268,579
		72,182,997
Consumer Staples (2.9%):
Pinnacle Foods, Inc.	231,190	13,217,132

Electronic Equipment, Instruments & Components (5.0%):
Coherent, Inc.(a)	25,670	6,036,814
Littelfuse, Inc.	56,251	11,018,446
Trimble Navigation Ltd.(a)	160,340	6,293,345
		23,348,605
Energy (1.5%):
Diamondback Energy, Inc.(a)	72,256	7,078,198

Financials (6.1%):
East West Bancorp, Inc.	132,540	7,923,241
LendingTree, Inc.(a)	31,097	7,601,662
MarketAxess Holdings, Inc.	30,933	5,707,448
Western Alliance BanCorp(a)	140,910	7,479,503
		28,711,854
Health Care (18.2%):
Align Technology, Inc.(a)	42,837	7,979,248
Alkermes PLC(a)	198,120	10,072,421
Eagle Pharmaceuticals, Inc.(a)(b)	194,170	11,580,299
HealthEquity, Inc.(a)	137,500	6,954,750
Hologic, Inc.(a)	96,670	3,546,822
Integra LifeSciences Holdings Corp.(a)	92,590	4,673,943
Ligand Pharmaceuticals, Inc., Class B(a)	126,380	17,206,637
The Cooper Co., Inc.	21,940	5,202,193
Veeva Systems, Inc.(a)	108,810	6,137,972
West Pharmaceutical Services, Inc.	116,296	11,194,654
		84,548,939
Industrials (13.9%):
Alaska Air Group, Inc.	59,060	4,504,506
Colfax Corp.(a)	165,630	6,896,833
Fortune Brands Home & Security, Inc.	130,620	8,781,583
HEICO Corp., Class A	113,245	8,629,268
Herc Holdings, Inc.(a)	132,660	6,517,586
Hexcel Corp.	128,492	7,378,011
Teledyne Technologies, Inc.(a)	34,770	5,534,689

See notes to schedule of investments.

Security Description	Shares	Value
The Middleby Corp.(a)	30,028	$3,848,689
TransUnion(a)	78,040	3,688,170
XPO Logistics, Inc.(a)	130,970	8,877,147
		64,656,482
Internet Software & Services (4.6%):
GoDaddy, Inc., Class A(a)	190,347	8,281,998
LogMeIn, Inc.	118,990	13,094,849
		21,376,847
IT Services (9.8%):
Black Knight Financial Services, Inc., Class A(a)(b)	344,519	14,831,543
Euronet Worldwide, Inc.(a)	163,062	15,456,647
InterXion Holding NV(a)	183,440	9,342,599
WEX, Inc.(a)	46,650	5,235,063
		44,865,852
Materials (5.0%):
Ashland Global Holdings, Inc.	115,850	7,575,432
Axalta Coating Systems Ltd.(a)	140,500	4,063,260
GCP Applied Technologies, Inc.(a)	203,610	6,250,827
The Chemours Co.	107,140	5,422,355
		23,311,874
Semiconductors & Semiconductor Equipment (7.9%):
Advanced Energy Industries, Inc.(a)	106,750	8,621,130
Cavium, Inc.(a)	99,310	6,548,501
Cypress Semiconductor Corp.	574,000	8,621,480
Monolithic Power Systems, Inc.	118,095	12,583,022
		36,374,133
Software (4.5%):
Paycom Software, Inc.(a)	117,585	8,814,172
Take-Two Interactive Software(a)	55,890	5,713,635
The Ultimate Software Group, Inc.(a)	33,144	6,284,102
		20,811,909
Total Common Stocks (Cost $324,336,423)		448,229,157

Collateral for Securities Loaned (2.2%)
Fidelity Investments Money Market Government Portfolio, Class I, 0.95%(c)	9,259,623	9,259,623
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.88%(c)	1,149,747	1,149,747
Total Collateral for Securities Loaned (Cost $10,409,370)		10,409,370

Total Investments (Cost $334,745,793) — 99.0%		458,638,527
Other assets in excess of liabilities — 1.0%		4,747,542
NET ASSETS - 100.00%		$463,386,069

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2017.

PLC—Public Liability Company

See notes to schedule of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Mid Cap Growth Fund	September 30, 2017
(Unaudited)

Security Description	Shares	Value
Common Stocks (97.6%)
Consumer Discretionary (17.1%):
Brunswick Corp.	129,650	$7,256,510
Burlington Stores, Inc.(a)	50,870	4,856,050
Delphi Automotive PLC	88,640	8,722,176
Hasbro, Inc.	68,910	6,730,440
Hilton Worldwide Holdings, Inc.	109,790	7,624,916
Six Flags Entertainment Corp.	113,950	6,944,113
The Wendy’s Co.	345,130	5,359,869
Tiffany & Co.	56,660	5,200,255
Ulta Salon, Cosmetics & Fragrance, Inc.(a)	33,430	7,557,186
Vail Resorts, Inc.	40,550	9,250,265
Yum China Holdings, Inc.(a)	116,230	4,645,713
		74,147,493
Consumer Staples (5.7%):
Pinnacle Foods, Inc.	176,481	10,089,419
Post Holdings, Inc.(a)	166,690	14,713,726
		24,803,145
Energy (1.8%):
Concho Resources, Inc.(a)	27,515	3,624,276
Diamondback Energy, Inc.(a)	40,470	3,964,441
		7,588,717
Financials (8.0%):
Ameriprise Financial, Inc.	46,220	6,864,132
East West Bancorp, Inc.	88,330	5,280,368
Intercontinental Exchange, Inc.	58,545	4,022,042
MSCI, Inc.	38,580	4,510,002
SVB Financial Group(a)	21,310	3,986,888
The Progressive Corp.	107,590	5,209,508
Western Alliance BanCorp(a)	84,980	4,510,738
		34,383,678
Health Care (14.6%):
Agilent Technologies, Inc.	80,140	5,144,988
Align Technology, Inc.(a)	42,290	7,877,358
Bluebird Bio, Inc.(a)	65,380	8,979,943
Edwards Lifesciences Corp.(a)	62,080	6,785,965
Hologic, Inc.(a)	95,020	3,486,284
Illumina, Inc.(a)	62,060	12,362,352
Intuitive Surgical, Inc.(a)	5,980	6,254,362
The Cooper Co., Inc.	28,170	6,679,389
WellCare Health Plans, Inc.(a)	30,150	5,177,961
		62,748,602
Industrials (16.9%):
A.O. Smith Corp.	81,590	4,848,894
Alaska Air Group, Inc.	55,160	4,207,053
BWX Technologies, Inc.	78,320	4,387,486
Colfax Corp.(a)	130,160	5,419,862
Fastenal Co.	100,250	4,569,395
Fortune Brands Home & Security, Inc.	76,810	5,163,936
Hexcel Corp.	118,160	6,784,747
Parker-Hannifin Corp.	46,870	8,203,188
Rockwell Collins, Inc.	27,780	3,631,124
Roper Technologies, Inc.	28,790	7,007,486

See notes to schedule of investments.

Security Description	Shares	Value
TransUnion(a)	72,610	$3,431,549
United Rentals, Inc.(a)	49,980	6,934,225
XPO Logistics, Inc.(a)	121,140	8,210,869
		72,799,814
Internet Software & Services (4.1%):
GoDaddy, Inc., Class A(a)	150,040	6,528,240
LogMeIn, Inc.	57,270	6,302,564
Wix.com Ltd.(a)	64,590	4,640,792
		17,471,596
IT Services (8.9%):
Black Knight Financial Services, Inc., Class A(a)	269,824	11,615,923
Euronet Worldwide, Inc.(a)	143,771	13,628,052
First Data Corp., Class A(a)	344,040	6,206,482
Global Payments, Inc.	38,270	3,636,798
Square, Inc., Class A(a)	127,200	3,664,632
		38,751,887
Materials (1.9%):
FMC Corp.	39,530	3,530,424
The Chemours Co.	89,890	4,549,333
		8,079,757
Real Estate (2.3%):
Equinix, Inc.	22,386	9,990,872

Semiconductors & Semiconductor Equipment (8.1%):
Lam Research Corp.	44,130	8,165,815
Marvell Technology Group Ltd.	376,660	6,742,214
Maxim Integrated Products, Inc.	94,030	4,486,171
Microchip Technology, Inc.	105,660	9,486,155
Nvidia Corp.	22,960	4,104,559
Versum Materials, Inc.	46,880	1,819,882
		34,804,796
Software (6.4%):
Activision Blizzard, Inc.	91,960	5,932,340
Electronic Arts, Inc.(a)	55,850	6,593,651
Red Hat, Inc.(a)	34,070	3,777,000
ServiceNow, Inc.(a)	65,190	7,661,781
The Ultimate Software Group, Inc.(a)	20,200	3,829,920
		27,794,692
Technology Hardware, Storage & Peripherals (1.8%):
Western Digital Corp.	90,029	7,778,506
Total Common Stocks (Cost $356,471,198)		421,143,555

Total Investments (Cost $356,471,198) — 97.6%		421,143,555
Other assets in excess of liabilities — 2.4%		10,228,552
NET ASSETS - 100.00%		$431,372,107

(a)	Non-income producing security.

PLC—Public Liability Company

See notes to schedule of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Growth Fund	September 30, 2017
(Unaudited)

Security Description	Shares	Value
Common Stocks (98.0%)
Consumer Discretionary (21.0%):
Amazon.com, Inc.(a)	7,640	$7,344,714
Delphi Automotive PLC	45,820	4,508,688
Hasbro, Inc.	37,260	3,639,184
Hilton Worldwide Holdings, Inc.	66,250	4,601,063
Las Vegas Sands Corp.	74,170	4,758,746
Netflix, Inc.(a)	19,520	3,539,952
The Home Depot, Inc.	53,085	8,682,582
The Priceline Group, Inc.(a)	2,700	4,943,214
Tiffany & Co.	41,520	3,810,706
Ulta Salon, Cosmetics & Fragrance, Inc.(a)	18,250	4,125,595
Yum China Holdings, Inc.(a)	73,650	2,943,791
		52,898,235
Consumer Staples (6.9%):
Pinnacle Foods, Inc.	134,170	7,670,499
Post Holdings, Inc.(a)	110,970	9,795,322
		17,465,821
Energy (0.8%):
EOG Resources, Inc.	21,205	2,051,372

Financials (6.5%):
MSCI, Inc.	54,410	6,360,529
The Charles Schwab Corp.	109,970	4,810,088
The Progressive Corp.	107,300	5,195,466
		16,366,083
Health Care (15.2%):
Agilent Technologies, Inc.	41,120	2,639,904
Bluebird Bio, Inc.(a)	38,870	5,338,795
Celgene Corp.(a)	87,200	12,715,504
Edwards Lifesciences Corp.(a)	24,710	2,701,050
Illumina, Inc.(a)	18,840	3,752,928
Intuitive Surgical, Inc.(a)	4,400	4,601,872
UnitedHealth Group, Inc.	35,230	6,899,796
		38,649,849
Industrials (10.9%):
Caterpillar, Inc.	43,450	5,418,650
Fastenal Co.	67,970	3,098,073
Lockheed Martin Corp.	14,520	4,505,411
Parker-Hannifin Corp.	33,020	5,779,160
Roper Technologies, Inc.	15,710	3,823,814
United Rentals, Inc.(a)	36,340	5,041,811
		27,666,919
Internet Software & Services (8.3%):
Alphabet, Inc., Class C(a)	11,011	10,560,760
Facebook, Inc., Class A(a)	62,330	10,650,327
		21,211,087
IT Services (4.2%):
Visa, Inc., Class A	102,222	10,757,843

Materials (2.0%):
DowDuPont, Inc.(a)	71,540	4,952,714

See notes to schedule of investments.

Security Description	Shares	Value
Real Estate (1.9%):
Equinix, Inc.	10,744	$4,795,047

Semiconductors & Semiconductor Equipment (9.1%):
Applied Materials, Inc.	53,800	2,802,442
Broadcom Ltd.	21,010	5,095,765
Lam Research Corp.	24,660	4,563,086
Marvell Technology Group Ltd.	143,540	2,569,366
Microchip Technology, Inc.	49,100	4,408,198
Nvidia Corp.	19,900	3,557,523
		22,996,380
Software (3.8%):
Activision Blizzard, Inc.	90,090	5,811,706
Salesforce.com, Inc.(a)	41,510	3,877,864
		9,689,570
Technology Hardware, Storage & Peripherals (7.4%):
Apple, Inc.	96,147	14,818,176
Western Digital Corp.	44,260	3,824,064
		18,642,240
Total Common Stocks (Cost $164,077,965)		248,143,160

Total Investments (Cost $164,077,965) — 98.0%		248,143,160
Other assets in excess of liabilities — 2.0%		5,046,024
NET ASSETS - 100.00%		$253,189,184

(a)	Non-income producing security.

PLC—Public Liability Company

See notes to schedule of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Science and Technology Fund	September 30, 2017
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.2%)
Biotechnology (30.6%):
Aimmune Therapeutics, Inc.(a)	37,470	$928,881
Alkermes PLC(a)	22,110	1,124,072
Alnylam Pharmaceuticals, Inc.(a)	16,710	1,963,258
Alpine Immune Sciences, Inc.(a)	27,387	317,689
Amicus Therapeutics, Inc.(a)	256,640	3,870,130
Arbutus Biopharma Corp.(a)	88,030	545,786
Atyr Pharma, Inc.(a)	58,730	296,587
Audentes Therapeutics, Inc.(a)	51,180	1,433,552
Avexis, Inc.(a)	10,250	991,483
BioMarin Pharmaceutical, Inc.(a)	13,490	1,255,514
Bluebird Bio, Inc.(a)	31,810	4,369,103
Blueprint Medicines Corp.(a)	36,880	2,569,429
Calithera Biosciences, Inc.(a)	71,710	1,129,433
Celgene Corp.(a)	17,680	2,578,097
Celyad SA, ADR(a)	20,340	1,139,040
Chimerix, Inc.(a)	149,700	785,925
Clementia Pharmaceuticals, Inc.(a)	21,165	357,477
Deciphera Pharmaceuticals, Inc.(a)	39,500	750,105
Eagle Pharmaceuticals, Inc.(a)(b)	13,050	778,302
Editas Medicine, Inc.(a)(b)	30,360	728,944
Fate Therapeutics, Inc.(a)	60,540	239,738
Five Prime Therapeutics, Inc.(a)	31,990	1,308,711
G1 Therapeutics, Inc.(a)(b)	34,260	852,731
Ignyta, Inc.(a)	329,910	4,074,388
Immune Design Corp.(a)(b)	191,960	1,986,786
Insmed, Inc.(a)	48,330	1,508,379
InVitae Corp.(a)(c)	105,675	990,175
Iovance Biotherapeutics, Inc.(a)	131,700	1,020,675
Ligand Pharmaceuticals, Inc., Class B(a)	12,310	1,676,007
Loxo Oncology, Inc.(a)	39,440	3,633,212
Madrigal Pharmaceuticals, Inc.(a)(b)	38,916	1,750,442
Mersana Therapeutics, Inc.(a)	34,340	593,739
Merus NV(a)	28,210	560,533
Ovid Therapeutics, Inc.(a)	83,830	718,423
Prothena Corp. PLC(a)(b)	6,910	447,561
REGENXBIO, Inc.(a)	32,870	1,083,067
Regulus Therapeutics, Inc.(a)	180,890	226,113
Sage Therapeutics, Inc.(a)	24,830	1,546,909
Spark Therapeutics, Inc.(a)	22,900	2,041,764
Tocagen, Inc.(a)	56,930	709,348
Trillium Therapeutics, Inc.(a)(b)	101,180	521,077
Vital Therapies, Inc.(a)(b)	150,940	762,247
Xencor, Inc.(a)	17,960	411,643
		56,576,475
Communications Equipment (5.7%):
Arista Networks, Inc.(a)	8,980	1,702,698
EMCORE Corp.(a)	207,600	1,702,320
Lumentum Holdings, Inc.(a)	59,270	3,221,325
Oclaro, Inc.(a)(b)	256,510	2,213,681
Viavi Solutions, Inc.(a)	188,420	1,782,453
		10,622,477
Consumer Discretionary (3.9%):
Amazon.com, Inc.(a)	5,290	5,085,542
Blue Apron Holdings, Inc., Class A(a)(b)	82,880	451,696

See notes to schedule of investments.

Security Description	Shares	Value
Netflix, Inc.(a)	9,060	$1,643,031
		7,180,269
Electronic Equipment, Instruments & Components (3.3%):
Coherent, Inc.(a)	9,470	2,227,060
II-VI, Inc.(a)	57,730	2,375,589
Orbotech Ltd.(a)	33,620	1,419,100
		6,021,749
Health Care Equipment & Supplies (0.1%):
Zosano Pharma Corp.(a)(b)	200,000	164,600

Health Care Technology (1.0%):
Veeva Systems, Inc.(a)	34,260	1,932,607

Internet Software & Services (18.4%):
Alphabet, Inc., Class C(a)	3,338	3,201,509
Angie’s List, Inc.(a)	109,980	1,370,351
Cornerstone OnDemand, Inc.(a)	50,930	2,068,267
Criteo SA, ADR(a)(b)	33,800	1,402,700
Facebook, Inc., Class A(a)	55,220	9,435,441
GoDaddy, Inc., Class A(a)	50,600	2,201,606
LogMeIn, Inc.	30,014	3,303,041
Mindbody, Inc.(a)	111,470	2,881,500
MuleSoft, Inc., Class A(a)(b)	70,040	1,410,606
Okta, Inc.(a)(b)	52,780	1,488,924
The Trade Desk, Inc., Class A(a)	30,440	1,872,364
Wix.com Ltd.(a)	29,580	2,125,323
Yelp, Inc.(a)	32,580	1,410,714
		34,172,346
Life Sciences Tools & Services (1.0%):
Illumina, Inc.(a)	9,480	1,888,416

Pharmaceuticals (4.4%):
Aclaris Therapeutics, Inc.(a)	42,945	1,108,409
Assembly Biosciences, Inc.(a)	16,670	582,116
GW Pharmaceuticals PLC, ADR(a)(b)	13,930	1,413,756
Jazz Pharmaceuticals PLC(a)	5,730	838,013
Kala Pharmaceuticals, Inc.(a)	27,320	623,989
KemPharm, Inc.(a)(b)	94,650	350,205
MyoKardia, Inc.(a)(b)	25,140	1,077,249
Paratek Pharmaceuticals, Inc.(a)(b)	21,430	537,893
Reata Pharmaceuticals, Inc.(a)	14,350	446,285
Revance Therapeutics, Inc.(a)(b)	20,090	553,480
Sienna Biopharmaceuticals, Inc.(a)	27,290	607,203
		8,138,598
Real Estate (1.0%):
Cyrusone, Inc.	31,850	1,876,921

Semiconductors & Semiconductor Equipment (16.1%):
Aehr Test Systems(a)	444,200	1,816,778
Brooks Automation, Inc.	68,880	2,091,197
Cavium, Inc.(a)	41,316	2,724,377
Cyberoptics Corp.(a)(b)	161,420	2,623,075
Cypress Semiconductor Corp.(b)	211,580	3,177,931
Impinj, Inc.(a)(b)	34,910	1,452,605
Integrated Device Technology, Inc.(a)	55,490	1,474,924
Ma-Com Technology Solutions Holdings, Inc.(a)	27,200	1,213,392

See notes to schedule of investments.

Security Description	Shares	Value
Marvell Technology Group Ltd.	194,680	$3,484,772
MaxLinear, Inc., Class A(a)	85,670	2,034,663
Monolithic Power Systems, Inc.	14,910	1,588,661
Silicon Laboratories, Inc.(a)	24,480	1,955,952
Tower Semiconductor Ltd.(a)	130,351	4,008,293
		29,646,620
Software (11.7%):
Activision Blizzard, Inc.	50,870	3,281,624
Paycom Software, Inc.(a)	28,640	2,146,854
Proofpoint, Inc.(a)	35,549	3,100,584
RingCentral, Inc., Class A(a)	145,890	6,090,907
Splunk, Inc.(a)	25,070	1,665,400
Take-Two Interactive Software(a)	22,860	2,336,978
The Ultimate Software Group, Inc.(a)	7,810	1,480,776
Zendesk, Inc.(a)	56,670	1,649,664
		21,752,787
Technology Hardware, Storage & Peripherals (2.0%):
Western Digital Corp.	42,680	3,687,552
Total Common Stocks (Cost $120,320,198)		183,661,417

Collateral for Securities Loaned (7.1%)
Fidelity Investments Money Market Government Portfolio, Class I, 0.95%(d)	11,765,772	11,765,772
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.88%(d)	1,460,930	1,460,930
Total Collateral for Securities Loaned (Cost $13,226,702)		13,226,702

Total Investments (Cost $133,546,900) — 106.3%		196,888,119
Liabilities in excess of other assets — (6.3)%		(11,587,148)
NET ASSETS - 100.00%		$185,300,971

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of September 30, 2017, illiquid securities were 0.5% of the Fund’s net assets.
(d)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2017.

ADR—American Depositary Receipt

PLC—Public Liability Company

See notes to schedule of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Small Cap Equity Fund	September 30, 2017
(Unaudited)

Security Description	Shares	Value
Common Stocks (98.6%)
Communications Equipment (1.4%):
Lumentum Holdings, Inc.(a)	17,291	$939,766

Consumer Discretionary (14.4%):
Bob Evans Farms, Inc.	8,690	673,562
Burlington Stores, Inc.(a)	6,162	588,225
Dave & Buster’s Entertainment, Inc.(a)	9,910	520,077
Extended Stay America, Inc.	34,520	690,400
Five Below, Inc.(a)	14,166	777,430
Grand Canyon Education, Inc.(a)	13,031	1,183,475
LCI Industries	6,000	695,100
Lithia Motors, Inc.	8,529	1,026,124
Ollie’s Bargain Outlet Holdings, Inc.(a)	12,757	591,925
Planet Fitness, Inc., Class A	39,950	1,077,850
Red Rock Resorts, Inc., Class A	26,212	607,070
Steven Madden Ltd.(a)	16,143	698,992
The Wendy’s Co.	49,660	771,220
		9,901,450
Consumer Staples (2.2%):
Hostess Brands, Inc.(a)	34,210	467,309
Nomad Foods, Ltd.(a)	67,260	979,978
		1,447,287
Electronic Equipment, Instruments & Components (2.5%):
Littelfuse, Inc.	4,347	851,490
Orbotech Ltd.(a)	21,060	888,943
		1,740,433
Energy (0.7%):
Diamondback Energy, Inc.(a)	4,601	450,714

Financials (7.9%):
Essent Group Ltd.(a)	16,880	683,640
Evercore Partners, Inc., Class A	8,330	668,483
Home BancShares, Inc.	23,760	599,227
LendingTree, Inc.(a)	2,829	691,549
Primerica, Inc.	9,090	741,290
Texas Capital Bancshares, Inc.(a)	4,330	371,514
Walker & Dunlop, Inc.(a)	12,330	645,229
Webster Financial Corp.	6,690	351,560
Western Alliance BanCorp(a)	12,111	642,852
		5,395,344
Health Care (22.5%):
Amedisys, Inc.(a)	13,814	773,031
Amicus Therapeutics, Inc.(a)	50,984	768,839
AtriCure, Inc.(a)	25,052	560,413
Bluebird Bio, Inc.(a)	6,137	842,916
Blueprint Medicines Corp.(a)	8,968	624,801
Celyad SA, ADR(a)	6,666	373,296
Cotiviti Holdings, Inc.(a)	13,540	487,169
Eagle Pharmaceuticals, Inc.(a)(b)	7,420	442,529
Exact Sciences Corp.(a)	16,500	777,480
Five Prime Therapeutics, Inc.(a)	12,165	497,670
GW Pharmaceuticals PLC, ADR(a)(b)	5,710	579,508
Ignyta, Inc.(a)	57,771	713,472

See notes to schedule of investments.

Security Description	Shares	Value
Immune Design Corp.(a)	33,772	$349,540
Insmed, Inc.(a)	11,110	346,743
Integra LifeSciences Holdings Corp.(a)	11,820	596,673
Iovance Biotherapeutics, Inc.(a)	59,442	460,676
Irhythm Technologies, Inc.(a)	3,920	203,370
Kala Pharmaceuticals, Inc.(a)	10,150	231,826
Ligand Pharmaceuticals, Inc., Class B(a)	5,787	787,899
Loxo Oncology, Inc.(a)	9,146	842,529
Masimo Corp.(a)	5,900	510,704
Penumbra, Inc.(a)	6,590	595,077
Sage Therapeutics, Inc.(a)	7,291	454,229
Sienna Biopharmaceuticals, Inc.(a)	8,190	182,228
Spark Therapeutics, Inc.(a)	7,485	667,363
Teladoc, Inc.(a)(b)	24,820	822,783
Vital Therapies, Inc.(a)	44,537	224,912
WellCare Health Plans, Inc.(a)	5,041	865,742
		15,583,418
Industrials (13.3%):
Air Transport Services Group, Inc.(a)	21,890	532,803
Altra Industrial Motion Corp.	16,520	794,612
Azul SA, ADR(a)	39,550	1,085,648
Beacon Roofing Supply, Inc.(a)	19,440	996,300
BWX Technologies, Inc.	12,310	689,606
H&E Equipment Services, Inc.	30,600	893,520
HEICO Corp., Class A	11,382	867,309
Hexcel Corp.	11,884	682,379
Proto Labs, Inc.(a)	7,080	568,524
Saia, Inc.(a)	7,980	499,947
WageWorks, Inc.(a)	8,740	530,518
Welbilt, Inc.(a)	38,740	892,957
		9,034,123
Internet Software & Services (6.9%):
Cornerstone OnDemand, Inc.(a)	10,682	433,796
Coupa Software, Inc.(a)	20,050	624,558
Envestnet, Inc.(a)	13,570	692,070
LogMeIn, Inc.	11,320	1,245,766
Mindbody, Inc.(a)	33,180	857,703
Wix.com Ltd.(a)	12,260	880,881
		4,734,774
IT Services (7.3%):
Black Knight Financial Services, Inc., Class A(a)(b)	26,735	1,150,942
Euronet Worldwide, Inc.(a)	12,117	1,148,570
InterXion Holding NV(a)	24,174	1,231,182
Square, Inc., Class A(a)	7,120	205,127
WEX, Inc.(a)	4,130	463,469
WNS Holdings Ltd., ADR(a)	21,678	791,247
		4,990,537
Materials (3.1%):
Ashland Global Holdings, Inc.	10,990	718,636
Ferro Corp.(a)	40,480	902,704
GCP Applied Technologies, Inc.(a)	17,270	530,189
		2,151,529
Semiconductors & Semiconductor Equipment (8.4%):
Advanced Energy Industries, Inc.(a)	9,760	788,218

See notes to schedule of investments.

Security Description	Shares	Value
Cavium, Inc.(a)	8,262	$544,796
Cypress Semiconductor Corp.	39,800	597,796
MKS Instruments, Inc.	8,950	845,328
Monolithic Power Systems, Inc.	8,928	951,277
Tower Semiconductor Ltd.(a)	58,393	1,795,584
Versum Materials, Inc.	7,130	276,787
		5,799,786
Software (8.0%):
Fair Isaac Corp.	6,150	864,075
Proofpoint, Inc.(a)	15,397	1,342,926
RingCentral, Inc., Class A(a)	53,989	2,254,040
Take-Two Interactive Software(a)	4,166	425,890
The Ultimate Software Group, Inc.(a)	3,287	623,215
		5,510,146
Total Common Stocks (Cost $49,977,365)		67,679,307

Collateral for Securities Loaned (3.7%)
Fidelity Investments Money Market Government Portfolio, Class I, 0.95%(c)	2,256,773	2,256,773
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.88%(c)	280,219	280,219
Total Collateral for Securities Loaned (Cost $2,536,992)		2,536,992

Total Investments (Cost $52,514,357) — 102.3%		70,216,299
Liabilities in excess of other assets — (2.3)%		(1,581,070)
NET ASSETS - 100.00%		$68,635,229

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2017.

ADR—American Depositary Receipt

PLC—Public Liability Company

See notes to schedule of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory RS International Fund	September 30, 2017
(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (95.8%)
Australia (5.2%):
Financials (2.1%):
Westpac Banking Corp.	21,630	$543,934

Health Care (1.7%):
CSL Ltd.	4,038	424,987

Materials (0.5%):
BHP Billiton Ltd.	6,019	122,033

Real Estate (0.9%):
Scentre Group	73,241	226,033
		1,316,987
Belgium (1.5%):
Consumer Staples (0.4%):
Anheuser-Busch InBev SA/NV	847	101,239

Information Technology (1.1%):
Melexis NV	2,760	267,262
		368,501
China (1.2%):
Information Technology (1.2%):
Tencent Holdings Ltd.	6,700	292,940

Denmark (1.8%):
Consumer Staples (1.8%):
Royal Unibrew A/S	8,231	451,060

France (9.1%):
Consumer Discretionary (3.5%):
Cie Generale des Etablissements Michelin	2,713	395,796
LVMH Moet Hennessy Louis Vuitton SA	1,716	474,324
		870,120
Energy (1.4%):
Total SA	6,565	352,473

Financials (1.6%):
AXA SA	9,082	274,544
Societe Generale SA	2,037	119,361
		393,905
Information Technology (1.4%):
Cap Gemini SA	3,033	355,511

Materials (1.2%):
Arkema SA	2,552	313,107
		2,285,116
Germany (8.2%):
Consumer Discretionary (1.2%):
Daimler AG, Registered Shares	3,847	307,060

Financials (2.0%):
Allianz SE	2,220	498,539

Health Care (1.6%):
Bayer AG	2,953	403,354

Industrials (1.4%):
Siemens AG	991	139,827
Washtec AG	2,260	198,796
		338,623

See notes to schedule of investments.

Security Description	Shares	Fair Value(a)
Information Technology (1.2%):
SAP SE	2,825	$309,720

Real Estate (0.8%):
Vonovia SE	4,920	209,513
		2,066,809
Hong Kong (3.7%):
Financials (2.0%):
AIA Group Ltd.	25,600	189,532
BOC Hong Kong Holdings Ltd.	61,000	297,142
		486,674
Real Estate (1.4%):
CK Asset Holdings Ltd.	43,000	357,487

Utilities (0.3%):
HK Electric Investments & HK Electric Investments Ltd. (b)	86,500	78,940
		923,101
Ireland (0.4%):
Industrials (0.4%):
Experian PLC	5,689	114,256

Italy (4.1%):
Energy (0.4%):
ENI SpA	6,450	106,814

Financials (0.6%):
Banca Generali SpA	4,344	150,862

Health Care (1.7%):
Recordati SpA	9,107	420,221

Utilities (1.4%):
Enel SpA	56,372	339,573
		1,017,470
Japan (21.0%):
Consumer Discretionary (2.8%):
Nitori Holdings Co. Ltd.	800	114,425
Toyota Motor Corp.	9,800	584,436
		698,861
Consumer Staples (1.4%):
Matsumotokiyoshi Holdings Co. Ltd.	5,100	341,652

Financials (2.5%):
Mitsubishi UFJ Financial Group, Inc.	48,000	312,130
Mizuho Financial Group, Inc.	49,600	86,962
Tokio Marine Holdings, Inc.	5,700	223,113
		622,205
Health Care (2.7%):
Hoya Corp.	7,800	421,871
Shionogi & Co. Ltd.	4,500	246,034
		667,905
Industrials (4.1%):
Fuji Electric Co. Ltd.	20,000	110,988
Hitachi Construction Machinery Co. Ltd.	4,000	118,559
ITOCHU Corp.	21,700	355,597
Kyowa Exeo Corp.	11,300	224,573
Sanwa Holdings Corp.	20,200	232,013
		1,041,730

See notes to schedule of investments.

Security Description	Shares	Fair Value(a)
Information Technology (3.5%):
Fujitsu Ltd.	49,000	$364,734
Murata Manufacturing Co. Ltd.	800	117,790
Oracle Corp. Japan	4,900	385,201
		867,725
Materials (1.2%):
DIC Corp.	8,500	308,256

Real Estate (0.7%):
Sumitomo Realty & Development	6,000	181,556

Telecommunication Services (1.8%):
Nippon Telegraph & Telephone Corp.	4,200	192,473
SoftBank Group Corp.	3,100	251,432
		443,905
Utilities (0.3%):
Chubu Electric Power Co., Inc.	6,800	84,520
		5,258,315
Netherlands (4.4%):
Financials (2.1%):
ING Groep NV	28,274	521,110

Industrials (0.8%):
Wolters Kluwer NV	4,576	211,462

Telecommunication Services (1.5%):
Koninklijke KPN NV	109,413	375,449
		1,108,021
Singapore (1.4%):
Financials (0.6%):
DBS Group Holdings Ltd.	9,300	143,202

Real Estate (0.8%):
Ascendas Real Estate Investment Trust	101,900	200,319
		343,521
Spain (2.3%):
Financials (1.3%):
Banco Santander SA	47,785	334,219

Telecommunication Services (1.0%):
Telefonica SA	23,402	254,289
		588,508
Sweden (3.1%):
Financials (1.5%):
Swedbank AB, A Shares	13,872	384,273

Industrials (1.6%):
Atlas Copco AB	10,418	404,860
		789,133
Switzerland (7.8%):
Consumer Staples (1.5%):
Nestle SA, Registered Shares	4,439	372,711

Financials (1.2%):
UBS Group AG, Registered Shares	16,900	289,183

Health Care (5.1%):
Novartis AG	7,586	650,857

See notes to schedule of investments.

Security Description	Shares	Fair Value(a)
Roche Holding AG	2,476	$633,079
		1,283,936
		1,945,830
United Kingdom (20.6%):
Consumer Discretionary (0.6%):
Next PLC	2,198	154,919

Consumer Staples (5.5%):
British American Tobacco PLC	6,177	386,646
Diageo PLC	13,338	438,561
Unilever PLC	9,496	549,541
		1,374,748
Energy (3.0%):
BP PLC	42,770	273,944
Royal Dutch Shell PLC, Class A	15,754	476,044
		749,988
Financials (4.1%):
HSBC Holdings PLC	48,986	484,195
Lloyds Banking Group PLC	306,225	278,243
Prudential PLC	10,981	262,742
		1,025,180
Health Care (1.6%):
Smith & Nephew PLC	21,731	392,734

Industrials (1.5%):
RELX PLC	17,655	387,404

Materials (3.6%):
Croda International PLC	6,097	309,974
Rio Tinto PLC	12,735	592,715
		902,689
Utilities (0.7%):
National Grid PLC	14,130	174,982
		5,162,644
Total Common Stocks (Cost $20,075,423)		24,032,212

Preferred Stocks (1.1%)
Japan (1.1%):
Consumer Staples (1.1%):
Ito En Ltd.	15,600	278,231
Total Preferred Stocks (Cost $254,255)		278,231

Exchange-Traded Funds (1.5%)
United States (1.5%):
iShares MSCI EAFE ETF	5,541	379,448
Total Exchange-Traded Funds (Cost $367,821)		379,448

Total Investments (Cost $20,697,499) — 98.4%		24,689,891
Other assets in excess of liabilities — 1.6%		396,006
NET ASSETS - 100.00%		$25,085,897

See notes to schedule of investments.

(a)	All securities, except those traded on exchanges in the United States were fair valued at September 30, 2017. See Note 1 for further information.
(b)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2017, the fair value of these securities was $78,940 and amounted to 0.3% of net assets.

ETF—Exchange-Traded Fund

PLC—Public Liability Company

See notes to schedule of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Global Fund	September 30, 2017
(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (98.2%)
Australia (1.7%):
Financials (0.4%):
Westpac Banking Corp.	7,484	$188,202

Health Care (1.1%):
CSL Ltd.	4,222	444,352

Materials (0.2%):
BHP Billiton Ltd.	3,356	68,042
		700,596
Belgium (1.0%):
Information Technology (1.0%):
Melexis NV	4,126	399,538

Canada (3.1%):
Energy (0.5%):
Canadian Natural Resources Ltd.	6,403	214,477

Financials (1.2%):
The Bank of Nova Scotia	7,817	502,503

Materials (0.5%):
Kinross Gold Corp. (b)	53,396	226,407

Telecommunication Services (0.9%):
TELUS Corp.	9,874	355,198
		1,298,585
China (2.7%):
Financials (1.0%):
Industrial & Commercial Bank of China Ltd.	554,000	414,136

Information Technology (1.7%):
Tencent Holdings Ltd.	16,000	699,558
		1,113,694
Denmark (1.4%):
Consumer Staples (0.6%):
Royal Unibrew A/S	4,388	240,463

Financials (0.8%):
Danske Bank A/S	8,687	348,161
		588,624
France (4.1%):
Consumer Discretionary (1.6%):
Cie Generale des Etablissements Michelin	2,704	394,483
LVMH Moet Hennessy Louis Vuitton SA	1,030	284,705
		679,188
Energy (0.9%):
Total SA	6,615	355,157

Financials (0.8%):
BNP Paribas SA	4,132	333,323

Materials (0.8%):
Arkema SA	2,686	329,548
		1,697,216
Germany (1.9%):
Consumer Discretionary (0.6%):
Daimler AG, Registered Shares	3,290	262,601

See notes to schedule of investments.

Security Description	Shares	Fair Value(a)
Financials (0.6%):
Hannover Rueck SE	1,921	$231,667

Industrials (0.7%):
Washtec AG	3,507	308,486
		802,754
Hong Kong (2.5%):
Energy (1.2%):
CNOOC Ltd.	371,957	481,536

Financials (1.0%):
BOC Hong Kong Holdings Ltd.	88,500	431,100

Telecommunication Services (0.3%):
China Mobile Ltd.	11,500	116,752
		1,029,388
India (0.5%):
Financials (0.5%):
Yes Bank Ltd.	40,630	218,127

Indonesia (1.0%):
Telecommunication Services (1.0%):
PT Telekomunikasi Indonesia Persero TBK	1,220,200	424,550

Ireland (0.6%):
Industrials (0.6%):
Eaton Corp. PLC	3,294	252,946

Italy (2.7%):
Financials (0.8%):
Banca Generali SpA	9,712	337,287

Health Care (1.4%):
Recordati SpA	11,856	547,067

Utilities (0.5%):
Enel SpA	35,455	213,573
		1,097,927
Japan (7.0%):
Consumer Discretionary (0.7%):
Toyota Motor Corp.	4,700	280,291

Financials (0.9%):
Mitsubishi UFJ Financial Group, Inc.	17,100	111,196
Resona Holdings, Inc.	51,296	263,769
		374,965
Health Care (1.8%):
As One Corp.	5,279	281,151
Hoya Corp.	8,200	443,506
		724,657
Industrials (1.2%):
Hitachi Construction Machinery Co. Ltd.	6,100	180,802
Kyowa Exeo Corp.	16,900	335,866
		516,668
Information Technology (0.9%):
Oracle Corp. Japan	4,900	385,201

Materials (0.6%):
DIC Corp.	7,200	261,111

Telecommunication Services (0.9%):
Nippon Telegraph & Telephone Corp.	2,700	123,732

See notes to schedule of investments.

Security Description	Shares	Fair Value(a)
SoftBank Group Corp.	2,900	$235,211
		358,943
		2,901,836
Korea, Republic Of (2.1%):
Consumer Staples (0.6%):
KT&G Corp.	2,773	255,950

Information Technology (1.5%):
Samsung Electronics Co. Ltd.	272	612,195
		868,145
Malaysia (0.4%):
Financials (0.4%):
Malayan Banking BHD	70,700	159,737

Mexico (1.0%):
Consumer Staples (0.4%):
Gruma SAB de CV, Class B	11,331	166,447

Industrials (0.6%):
Promotora y Operadora de Infraestructura SAB de CV	25,365	267,868
		434,315
Netherlands (0.5%):
Industrials (0.5%):
Wolters Kluwer NV	4,184	193,347

Singapore (1.3%):
Financials (0.7%):
Singapore Exchange Ltd.	50,800	277,245

Real Estate (0.6%):
Ascendas Real Estate Investment Trust	131,900	259,294
		536,539
South Africa (0.8%):
Telecommunication Services (0.8%):
Vodacom Group Ltd.	26,737	318,250

Sweden (2.5%):
Financials (1.0%):
Swedbank AB, A Shares	14,980	414,967

Industrials (1.5%):
Atlas Copco AB	8,702	338,173
Nolato AB	5,967	288,324
		626,497
		1,041,464
Switzerland (1.7%):
Health Care (1.7%):
Roche Holding AG	2,710	692,909

Taiwan (0.6%):
Financials (0.4%):
Cathay Financial Holding Co. Ltd.	90,000	143,443

Telecommunication Services (0.2%):
Taiwan Mobile Co. Ltd.	26,000	92,680
		236,123

See notes to schedule of investments.

Security Description	Shares	Fair Value(a)
United Kingdom (7.1%):
Consumer Discretionary (0.4%):
Next PLC	2,616	$184,381

Consumer Staples (2.4%):
British American Tobacco PLC	4,713	295,008
Diageo PLC	5,986	196,823
Unilever PLC	8,720	504,633
		996,464
Financials (1.3%):
HSBC Holdings PLC	33,740	333,499
Lloyds Banking Group PLC	246,039	223,556
		557,055
Industrials (0.5%):
RELX PLC	9,150	200,779

Materials (1.9%):
Croda International PLC	6,225	316,482
Rio Tinto PLC	9,728	452,762
		769,244
Utilities (0.6%):
Severn Trent PLC	7,815	227,605
		2,935,528
United States (50.0%):
Consumer Discretionary (5.3%):
Amazon.com, Inc. (b)	381	366,274
CBS Corp., Class B	5,107	296,206
McDonald’s Corp.	4,816	754,571
Ross Stores, Inc.	4,847	312,971
The TJX Co., Inc.	6,289	463,688
		2,193,710
Consumer Staples (4.8%):
Colgate-Palmolive Co.	10,444	760,846
Dr Pepper Snapple Group, Inc.	3,954	349,810
PepsiCo, Inc.	8,009	892,443
		2,003,099
Energy (3.0%):
ConocoPhillips	4,363	218,368
Exxon Mobil Corp.	6,586	539,920
Phillips 66	5,144	471,242
		1,229,530
Financials (7.5%):
Bank of America Corp.	8,956	226,945
CME Group, Inc.	3,060	415,181
JPMorgan Chase & Co.	8,631	824,347
MSCI, Inc.	4,746	554,807
The PNC Financial Services Group, Inc.	5,009	675,063
The Progressive Corp.	8,821	427,113
		3,123,456
Health Care (7.7%):
Aetna, Inc.	3,511	558,284
Amgen, Inc.	3,528	657,796
Celgene Corp. (b)	4,103	598,299
Eli Lilly & Co.	5,061	432,918

See notes to schedule of investments.

Security Description	Shares	Fair Value(a)
Johnson & Johnson	7,077	$920,081
		3,167,378
Industrials (2.4%):
3M Co.	3,251	682,385
Honeywell International, Inc.	2,141	303,465
		985,850
Information Technology (14.0%):
Alphabet, Inc., Class C (b)	587	562,997
Apple, Inc.	8,006	1,233,885
Cisco Systems, Inc.	14,959	503,071
Facebook, Inc., Class A (b)	4,633	791,641
Mastercard, Inc., Class A	6,085	859,202
Microsoft Corp.	14,673	1,092,992
Texas Instruments, Inc.	8,217	736,572
		5,780,360
Materials (1.4%):
Quaker Chemical Corp.	2,020	298,859
Westlake Chemical Corp.	3,563	296,050
		594,909
Real Estate (1.5%):
Liberty Property Trust	15,242	625,836

Telecommunication Services (1.0%):
Verizon Communications, Inc.	8,328	412,153

Utilities (1.4%):
MGE Energy, Inc.	8,747	565,056
		20,681,337
Total Common Stocks (Cost $32,975,836)		40,623,475

Preferred Stocks (0.9%)
Brazil (0.9%):
Financials (0.9%):
Itau Unibanco Holding S.A.	26,310	361,412
Total Preferred Stocks (Cost $256,248)		361,412

Total Investments (Cost $33,232,084) — 99.1%		40,984,887
Other assets in excess of liabilities — 0.9%		363,333
NET ASSETS - 100.00%		$41,348,220

(a)	All securities, except those traded on exchanges in the United States (including ADRs), Brazil, Canada, and Mexico were fair valued at September 30, 2017. See Note 1 for further information.
(b)	Non-income producing security.

PLC—Public Liability Company

See notes to schedule of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory Sophus Emerging Markets Fund	September 30, 2017
(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (97.9%)
Argentina (0.6%):
Financials (0.6%):
Grupo Supervielle SA, ADR	51,867	$1,280,596

Austria (0.5%):
Financials (0.5%):
Erste Group Bank AG	24,542	1,060,245

Brazil (7.3%):
Consumer Discretionary (1.1%):
Cvc Brasil Operadora E Agencia de Viagens SA	87,700	1,132,149
Magazine Luiza SA	56,000	1,305,965
		2,438,114
Financials (2.3%):
Banco Bradesco SA, ADR	307,863	3,408,043
Banco BTG Pactual SA	269,600	1,599,705
PPLA Partcipations Ltd. (b)	1	—
		5,007,748
Health Care (0.5%):
Qualicorp SA	95,600	1,132,697

Industrials (1.2%):
Azul SA, ADR (b)	43,138	1,184,138
EcoRodovias Infraestrutura e Logistica SA	395,900	1,428,976
		2,613,114
Materials (0.9%):
Vale SA, ADR	192,583	1,939,311

Telecommunication Services (0.7%):
Telefonica Brasil SA, ADR	92,306	1,462,127

Utilities (0.6%):
Companhia Paranaense de Energia-Copel, ADR (c)	138,545	1,227,509
		15,820,620
Chile (0.4%):
Energy (0.4%):
Geopark Ltd. (b)	93,613	820,050

China (28.1%):
Consumer Discretionary (0.7%):
China Yongda Automobiles Services Holdings Ltd.	1,148,500	1,555,619

Consumer Staples (0.4%):
Ausnutria Dairy Corp. Ltd.	135,000	84,829
Sun Art Retail Group Ltd.	802,000	747,125
		831,954
Energy (1.7%):
China Petroleum & Chemical Corp., Class H	2,838,000	2,139,031
China Shenhua Energy Co. Ltd.	618,500	1,462,406
		3,601,437
Financials (7.0%):
Bank of China Ltd.	9,383,000	4,660,932
China Construction Bank Corp.	6,157,857	5,144,791
Ping An Insurance Group Co. of China Ltd.	695,000	5,368,673
		15,174,396
Industrials (2.2%):
China Communications Construction Co. Ltd.	1,291,000	1,619,263

See notes to schedule of investments.

Security Description	Shares	Fair Value(a)
Lonking Holdings Ltd.	4,027,000	$1,708,783
Weichai Power Co. Ltd.	1,375,000	1,516,554
		4,844,600
Information Technology (14.4%):
Alibaba Group Holding Ltd., ADR (b)	64,775	11,187,290
Baidu, Inc., ADR (b)	8,957	2,218,560
Silergy Corp.	56,000	1,286,040
Tencent Holdings Ltd.	265,615	11,613,318
Weibo Corp., ADR (b)	18,547	1,835,040
Yirendai Ltd., ADR (c)	25,531	1,070,770
YY, Inc., ADR (b)	23,986	2,081,505
		31,292,523
Materials (0.8%):
Anhui Conch Cement Co. Ltd.	458,000	1,838,357

Telecommunication Services (0.9%):
China Telecom Corp. Ltd.	3,644,000	1,874,868
		61,013,754
Cyprus (0.5%):
Industrials (0.5%):
Global Trans, Registered Shares, GDR	128,547	1,203,911

Greece (0.6%):
Energy (0.6%):
Motor Oil (Hellas) Corinth Refineries SA	55,233	1,321,920

Hong Kong (4.6%):
Consumer Discretionary (3.0%):
China Maple Leaf Educational Systems Ltd. (c)	1,442,000	1,616,365
Haier Electronics Group Co. Ltd.	792,000	1,938,570
Man Wah Holdings Ltd.	1,483,200	1,330,988
Melco International Development Ltd.	611,000	1,770,066
		6,655,989
Health Care (0.9%):
CSPC Pharmaceutical Group Ltd.	1,132,000	1,902,510

Real Estate (0.7%):
Shimao Property Holdings Ltd.	706,500	1,540,801
		10,099,300
Hungary (1.3%):
Energy (0.6%):
MOL Hungarian Oil & Gas PLC	118,864	1,352,553

Financials (0.7%):
OTP Bank Public Co. Ltd.	42,314	1,589,445
		2,941,998
India (6.8%):
Consumer Discretionary (1.0%):
Apollo Tyres Ltd.	233,753	881,400
Exide Industries Ltd.	414,072	1,308,025
		2,189,425
Energy (0.6%):
Indian Oil Corp. Ltd.	221,553	1,360,128

Financials (2.7%):
Bank of Baroda	562,169	1,187,008
Dewan Housing Finance Corp. Ltd.	222,815	1,878,722

See notes to schedule of investments.

Security Description	Shares	Fair Value(a)
Yes Bank Ltd.	523,540	$2,810,684
		5,876,414
Industrials (0.9%):
Larsen & Toubro Ltd.	108,220	1,895,207

Information Technology (0.7%):
HCL Technologies Ltd.	114,660	1,536,754

Utilities (0.9%):
Power Grid Corp. of India Ltd.	576,261	1,863,173
		14,721,101
Indonesia (2.2%):
Energy (0.9%):
PT United Tractors TBK	776,100	1,846,253

Industrials (0.4%):
PT Jasa Marga Persero TBK	2,065,800	859,066

Telecommunication Services (0.9%):
PT Telekomunikasi Indonesia Persero TBK	5,887,200	2,048,360
		4,753,679
Korea, Republic Of (14.4%):
Consumer Discretionary (1.5%):
Lotte Himart Co. Ltd.	23,049	1,324,056
Mando Corp.	8,730	1,945,578
		3,269,634
Energy (0.8%):
SK Innovation Co. Ltd.	9,597	1,673,066

Financials (2.9%):
KB Financial Group, Inc.	62,659	3,083,441
KIWOOM Securities Co. Ltd.	14,072	892,177
Shinhan Financial Group Co. Ltd.	50,878	2,249,212
		6,224,830
Industrials (1.0%):
Hyundai Construction Equipment Co. Ltd. (b)(c)	4,076	1,332,421
Hyundai Engineering & Construction Co. Ltd.	27,812	934,748
		2,267,169
Information Technology (6.3%):
LG Innotek Co. Ltd.	10,699	1,445,431
NCSoft Corp.	610	248,053
Samsung Electronics Co. Ltd.	5,370	12,086,340
		13,779,824
Materials (1.9%):
LG Chem Ltd.	8,107	2,785,786
POSCO, ADR	20,430	1,417,842
		4,203,628
		31,418,151
Luxembourg (0.6%):
Materials (0.6%):
Ternium SA, ADR	44,147	1,365,467

Malaysia (1.3%):
Consumer Discretionary (0.6%):
Genting Malaysia BHD	934,700	1,191,745

Financials (0.7%):
CIMB Group Holdings BHD	1,003,200	1,499,202

See notes to schedule of investments.

Security Description	Shares	Fair Value(a)
Industrials (0.0%):(d)
Pos Malaysia BHD	74,000	$92,098
		2,783,045
Mexico (2.5%):
Consumer Staples (0.5%):
Coca-Cola Femsa, ADR	15,041	1,160,112

Financials (1.2%):
Banco del Bajio SA (b)(e)	596,294	1,144,408
Grupo Financiero Banorte SAB de CV	196,130	1,350,626
		2,495,034
Materials (0.8%):
Grupo Mexico SAB de CV, Series B	574,529	1,759,989
		5,415,135
Netherlands (0.6%):
Telecommunication Services (0.6%):
Veon Ltd., ADR	311,143	1,300,578

Philippines (0.8%):
Consumer Discretionary (0.8%):
Bloomberry Resorts Corp. (b)	7,958,500	1,677,249

Russian Federation (4.3%):
Consumer Staples (0.8%):
X5 Retail Group NV, Registered Shares, GDR (b)	41,025	1,842,021

Energy (0.8%):
LUKOIL PJSC, ADR	34,292	1,818,505

Financials (1.6%):
Sberbank of Russia PJSC, ADR	243,395	3,473,247

Materials (0.6%):
Severstal PJSC, GDR	79,020	1,193,723

Utilities (0.5%):
Inter RAO UES PJSC	16,392,000	1,058,010
		9,385,506
South Africa (4.2%):
Consumer Discretionary (2.7%):
Naspers Ltd.	26,860	5,809,637

Financials (0.5%):
Barclays Africa Group Ltd.	116,249	1,193,841

Industrials (0.4%):
KAP Industrial Holdings Ltd.	1,498,164	937,297

Materials (0.6%):
Sappi Ltd.	182,603	1,244,354
		9,185,129
Taiwan (10.6%):
Consumer Discretionary (1.0%):
Fulgent Sun International Holding Co. Ltd.	390,000	952,614
Gourmet Master Co. Ltd.	114,370	1,219,000
		2,171,614
Consumer Staples (0.6%):
TCI Co. Ltd.	190,839	1,204,655

Financials (1.0%):
Cathay Financial Holding Co. Ltd.	1,426,000	2,272,776

See notes to schedule of investments.

Security Description	Shares	Fair Value(a)
Information Technology (7.3%):
All Ring Tech Co. Ltd.	561,000	$1,148,265
ASPEED Technology, Inc.	75,000	1,738,922
Flexium Interconnect, Inc.	26,468	101,673
Hon Hai Precision Industry Co. Ltd.	1,162,000	4,036,051
Largan Precision Co. Ltd.	11,000	1,940,822
Taiwan Semiconductor Manufacturing Co. Ltd.	834,998	5,981,429
Tripod Technology Corp.	248,000	860,502
		15,807,664
Materials (0.7%):
Formosa Plastics Corp.	507,000	1,537,677
		22,994,386
Thailand (2.4%):
Energy (1.0%):
PTT PCL	171,700	2,103,121

Financials (1.4%):
Krung Thai Bank PCL	2,698,400	1,523,553
TMB Bank Public Corp.	19,950,300	1,509,595
		3,033,148
		5,136,269
Turkey (2.1%):
Consumer Discretionary (0.6%):
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS (b)	247,546	1,389,309

Financials (0.6%):
Turkiye Garanti Bankasi AS	503,124	1,367,642

Industrials (0.5%):
Pegasus Hava Tasimaciligi AS (b)	155,607	1,087,922

Materials (0.4%):
Petkim Petrokimya Holding AS	473,774	795,357
		4,640,230
United Arab Emirates (0.5%):
Real Estate (0.5%):
Emaar Properties PJSC	444,714	1,030,210

Uruguay (0.7%):
Consumer Discretionary (0.7%):
Arcos Dorados Holdings, Inc. (b)	144,142	1,448,627
Total Common Stocks (Cost $164,616,346)		212,817,156

Preferred Stocks (0.6%)
Brazil (0.6%):
Industrials (0.6%):
Randon SA Implementos e Participacoes	550,300	1,202,538
Total Preferred Stocks (Cost $844,602)		1,202,538

Rights (0.0%)(d)
Korea, Republic Of (0.0%):(d)
Industrials (0.0%):(d)
Hyundai Construction Expires 11/08/17 @ KRW 274,500(b)	1,273	108,946
Total Rights (Cost $—)		108,946

See notes to schedule of investments.

Security Description	Shares	Fair Value
Collateral for Securities Loaned (0.9%)
United States (0.9%):
Fidelity Investments Money Market Government Portfolio, Class I, 0.95% (f)	1,858,188	$1,858,188
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.88% (f)	230,727	230,727
Total Collateral for Securities Loaned (Cost $2,088,915)		2,088,915

Total Investments (Cost $167,549,863) — 99.4%		216,217,555
Other assets in excess of liabilities — 0.6%		1,243,131
NET ASSETS - 100.00%		$217,460,686

(a)	All securities, except those traded on exchanges in the United States (including ADRs), Brazil, and Mexico were fair valued at September 30, 2017. See Note 1 for further information.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Amount represents less than 0.05% of net assets.
(e)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2017, the fair value of these securities was $1,144,408 and amounted to 0.5% of net assets.

(f)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2017.

ADR—American Depositary Receipt

GDR—Global Depository Receipt

PCL—Public Company Limited

PLC—Public Liability Company

See notes to schedule of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory Sophus Emerging Markets Small Cap Fund	September 30, 2017
(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (97.4%)
Argentina (1.7%):
Energy (0.7%):
Transportadora de Gas del Sur SA, ADR (b)	9,632	$195,626

Financials (1.0%):
Grupo Supervielle SA, ADR	10,307	254,480
		450,106
Brazil (4.5%):
Consumer Discretionary (2.1%):
Cvc Brasil Operadora E Agencia de Viagens SA	21,500	277,551
Magazine Luiza SA	12,400	289,178
		566,729
Financials (0.6%):
Banco BTG Pactual SA	27,600	163,768
PPLA Partcipations Ltd. (b)	1	—
		163,768
Industrials (1.8%):
Azul SA, ADR (b)	8,632	236,948
EcoRodovias Infraestrutura e Logistica SA	71,100	256,631
		493,579
		1,224,076
Chile (1.0%):
Energy (1.0%):
Geopark Ltd. (b)	30,022	262,993

China (13.0%):
Consumer Discretionary (1.9%):
China Yongda Automobiles Services Holdings Ltd.	174,500	236,357
JNBY Design Ltd. (b)	267,000	284,698
		521,055
Consumer Staples (0.4%):
Ausnutria Dairy Corp. Ltd.	150,000	94,254

Health Care (1.8%):
Livzon Pharmaceutical Group, Inc.	48,880	283,606
Sihuan Pharmaceutical Holdings Group Ltd.	571,000	208,499
		492,105
Industrials (3.5%):
China Lesso Group Holdings Ltd.	343,000	234,556
Lonking Holdings Ltd.	638,000	270,723
Qingdao Port International Co., Class H (c)	422,000	269,303
Ten Pao Group Holdings Ltd.	524,000	190,207
		964,789
Information Technology (4.1%):
Chinasoft International Ltd. (d)	466,000	259,511
Silergy Corp.	13,000	298,545
Yirendai Ltd., ADR (d)	6,226	261,118
YY, Inc., ADR (b)	3,449	299,304
		1,118,478
Real Estate (1.3%):
Times Property Holdings, Ltd.	340,000	349,764
		3,540,445

See notes to schedule of investments.

Security Description	Shares	Fair Value(a)
Cyprus (0.8%):
Industrials (0.8%):
Global Trans, Registered Shares, GDR	24,566	$230,074

Greece (0.9%):
Energy (0.9%):
Motor Oil (Hellas) Corinth Refineries SA	10,836	259,344

Hong Kong (10.2%):
Consumer Discretionary (4.2%):
China Maple Leaf Educational Systems Ltd.	308,000	345,243
Haier Electronics Group Co. Ltd.	91,000	222,740
Man Wah Holdings Ltd.	325,600	292,185
Melco International Development Ltd.	97,000	281,009
		1,141,177
Health Care (1.6%):
Dawnrays Pharmaceutical Holdings Ltd.	416,000	240,234
Lee’s Pharmaceutical Holdings	249,500	198,023
		438,257
Industrials (1.2%):
Sinotruk Hong Kong Ltd.	228,500	317,892

Materials (1.0%):
China Resources Cement Holdings Ltd.	450,000	277,441

Real Estate (2.2%):
K Wah International Holdings Ltd.	434,000	261,970
Yuexiu Property Co. Ltd.	1,624,000	331,768
		593,738
		2,768,505
India (12.0%):
Consumer Discretionary (4.5%):
Apollo Tyres Ltd.	81,523	307,394
Exide Industries Ltd.	95,816	302,676
Sundram Fasteners Ltd.	45,567	307,228
Trident Ltd.	200,106	300,164
		1,217,462
Consumer Staples (0.9%):
LT Foods Ltd.	265,280	257,778

Financials (1.0%):
Dewan Housing Finance Corp. Ltd.	33,976	286,477

Health Care (0.9%):
Jubilant Life Sciences Ltd.	24,020	242,964

Industrials (0.9%):
Dilip Buildcon, Ltd. (c)	25,871	237,963

Materials (1.8%):
MOIL Ltd.	86,648	253,210
UPL Ltd.	18,756	223,967
		477,177
Real Estate (0.9%):
Brigade Enterprises Ltd.	61,563	235,617

Utilities (1.1%):
CESC Ltd.	19,875	300,705
		3,256,143
Indonesia (4.1%):
Consumer Discretionary (0.9%):
PT Sri Rejeki Isman TBK	10,043,500	259,881

See notes to schedule of investments.

Security Description	Shares	Fair Value(a)
Consumer Staples (1.3%):
PT Perusahaan Perkebunan London Sumatra Indonesia TBK	3,297,500	$345,520

Energy (0.9%):
PT Indo Tambangraya Megah TBK	164,500	247,591

Industrials (1.0%):
PT Jasa Marga Persero TBK	638,300	265,438
		1,118,430
Korea, Republic Of (14.0%):
Consumer Discretionary (1.2%):
Lotte Himart Co. Ltd.	5,395	309,917

Consumer Staples (0.8%):
Hyundai Greenfood Co. Ltd.	15,336	207,611

Financials (1.4%):
DGB Financial Group, Inc.	17,014	156,193
KIWOOM Securities Co. Ltd.	3,526	223,552
		379,745
Health Care (2.6%):
Daewon Pharmaceutical Co. Ltd.	10,859	169,371
Interojo Co. Ltd.	6,562	206,062
Rayence Co. Ltd.	12,384	187,738
Vieworks Co. Ltd.	4,236	145,001
		708,172
Industrials (1.4%):
Hyundai Engineering & Construction Co. Ltd.	5,562	186,936
Kyung Dong Navien Co. Ltd.	6,860	204,490
		391,426
Information Technology (3.4%):
DuzonBizon Co. Ltd.	9,100	248,293
Koh Young Technology, Inc.	4,229	247,857
LG Innotek Co. Ltd.	1,667	225,211
Wonik QnC Corp. (b)	21,526	213,890
		935,251
Materials (3.2%):
Hanil Cement Co., Ltd.	2,443	250,968
Hansol Paper Co. Ltd.	12,140	176,621
Korea Petrochemical Ind Co. Ltd.	989	214,857
SKCKOLONPI, Inc.	7,843	233,174
		875,620
		3,807,742
Luxembourg (1.1%):
Materials (1.1%):
Ternium SA, ADR	9,581	296,340

Malaysia (2.4%):
Industrials (1.7%):
Econpile Holdings BHD	340,200	246,082
Pos Malaysia BHD	186,300	231,864
		477,946
Real Estate (0.7%):
Uoa Development Berhad	302,200	185,410
		663,356

See notes to schedule of investments.

Security Description	Shares	Fair Value(a)
Mexico (2.5%):
Financials (0.9%):
Banco del Bajio SA (b)(c)	133,148	$255,538

Materials (0.7%):
Grupo Cementos de Chihuahua SAB de CV	36,543	187,096

Real Estate (0.9%):
Corporacion Inmobiliaria Vesta SAB de CV	173,674	247,458
		690,092
Philippines (1.1%):
Consumer Discretionary (1.1%):
Bloomberry Resorts Corp. (b)	1,365,400	287,757

Russian Federation (1.7%):
Financials (0.7%):
Bank St Petersburg PJSC	190,080	183,902

Utilities (1.0%):
OGK-2 PJSC	28,801,000	280,116
		464,018
Singapore (0.6%):
Information Technology (0.6%):
IGG, Inc. (d)	130,000	174,919

South Africa (3.1%):
Industrials (1.0%):
KAP Industrial Holdings Ltd.	449,643	281,311

Materials (2.1%):
African Rainbow Minerals Ltd.	43,961	331,648
Sappi Ltd.	35,616	242,706
		574,354
		855,665
Taiwan (15.0%):
Consumer Discretionary (2.0%):
Fulgent Sun International Holding Co. Ltd.	107,000	261,358
Gourmet Master Co. Ltd.	26,410	281,488
		542,846
Consumer Staples (1.0%):
TCI Co. Ltd.	41,680	263,102

Financials (0.9%):
King’s Town Bank Co. Ltd.	245,000	258,939

Industrials (0.9%):
Sinmag Equipment Corp.	48,066	244,152

Information Technology (8.3%):
All Ring Tech Co. Ltd.	126,000	257,899
ASMedia Technology, Inc.	25,000	284,972
ASPEED Technology, Inc.	14,000	324,599
Chroma ATE, Inc.	82,000	289,738
Elite Material Co. Ltd.	62,000	295,299
Flexium Interconnect, Inc.	3,763	14,455
Merry Electronics Co. Ltd.	35,000	221,347
Powertech Technology, Inc.	94,000	271,708
Tripod Technology Corp.	84,000	291,460
		2,251,477
Materials (1.0%):
Grand Pacific Petrochemical	360,000	270,607

See notes to schedule of investments.

Security Description	Shares	Fair Value(a)
Real Estate (0.9%):
Huaku Development Co., Ltd.	118,000	$257,905
		4,089,028
Thailand (2.8%):
Energy (0.9%):
Bangchak Corp. PCL	198,400	238,577

Financials (1.0%):
TMB Bank Public Corp.	3,743,100	283,232

Health Care (0.9%):
Bangkok Chain Hospital PCL	503,300	229,628
		751,437
Turkey (3.8%):
Consumer Discretionary (1.1%):
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS (b)	51,772	290,561

Financials (1.0%):
Yapi ve Kredi Bankasi AS (b)	230,888	280,259

Industrials (0.8%):
Pegasus Hava Tasimaciligi AS (b)	32,690	228,551

Materials (0.9%):
Petkim Petrokimya Holding AS	144,887	243,232
		1,042,603
Uruguay (1.1%):
Consumer Discretionary (1.1%):
Arcos Dorados Holdings, Inc. (b)	28,587	287,299
Total Common Stocks (Cost $22,586,363)		26,520,372

Preferred Stocks (0.8%)
Brazil (0.8%):
Industrials (0.8%):
Randon SA Implementos e Participacoes	104,200	227,702
Total Preferred Stocks (Cost $157,386)		227,702

Collateral for Securities Loaned (2.5%)
United States (2.5%):
Fidelity Investments Money Market Government Portfolio, Class I, 0.95% (e)	611,137	611,137
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.88% (e)	75,884	75,884
Total Collateral for Securities Loaned (Cost $687,021)		687,021

Total Investments (Cost $23,430,770) — 100.7%		27,435,095
Liabilities in excess of other assets — (0.7)%		(193,901)
NET ASSETS - 100.00%		$27,241,194

See notes to schedule of investments.

(a)	All securities, except those traded on exchanges in the United States (including ADRs), Brazil, and Mexico were fair valued at September 30, 2017. See Note 1 for further information.
(b)	Non-income producing security.
(c)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2017, the fair value of these securities was $762,804 and amounted to 2.8% of net assets.

(d)	All or a portion of this security is on loan.
(e)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2017.

ADR—American Depositary Receipt

GDR—Global Depository Receipt

PCL—Public Company Limited

See notes to schedule of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory Sophus China Fund	September 30, 2017
(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (94.5%)
China (69.1%):
Consumer Discretionary (4.6%):
China Yongda Automobiles Services Holdings Ltd.	223,000	$302,049
JNBY Design Ltd. (b)	248,000	264,439
New Oriental Education & Technology Group, Inc., ADR	3,825	337,594
Shenzhou International Group Holdings Ltd.	31,000	243,123
		1,147,205
Consumer Staples (2.3%):
Ausnutria Dairy Corp. Ltd.	89,000	55,924
Kweichow Moutai Co. Ltd.	4,347	338,913
Sun Art Retail Group Ltd.	186,000	173,274
		568,111
Energy (3.3%):
China Petroleum & Chemical Corp., Class H	779,200	587,291
China Shenhua Energy Co. Ltd.	98,000	231,715
		819,006
Financials (20.6%):
Bank of China Ltd.	2,301,000	1,143,004
China Construction Bank Corp.	1,082,000	903,993
China Merchants Bank Co. Ltd., Class H	223,500	791,456
Industrial & Commercial Bank of China Ltd.	1,023,000	764,732
PICC Property & Casualty Co. Ltd., Class H	172,000	305,123
Ping An Insurance Group Co. of China Ltd.	151,000	1,166,431
		5,074,739
Health Care (0.6%):
Sihuan Pharmaceutical Holdings Group Ltd.	395,000	144,233

Industrials (6.5%):
China Communications Construction Co. Ltd.	318,000	398,858
China Lesso Group Holdings Ltd.	295,000	201,732
Lonking Holdings Ltd.	725,000	307,640
Scud Group Ltd. (b)(c)(d)	1,650,000	65,482
Ten Pao Group Holdings Ltd.	696,000	252,642
Weichai Power Co. Ltd.	331,000	365,076
		1,591,430
Information Technology (31.2%):
AAC Technologies Holdings, Inc.	26,000	439,978
Alibaba Group Holding Ltd., ADR (b)	16,969	2,930,716
Baidu, Inc., ADR (b)	1,400	346,766
Chinasoft International Ltd. (e)	356,000	198,253
Hangzhou Hikvision Digital Technology Co. Ltd.	52,100	251,269
NetEase, Inc., ADR	723	190,735
Tencent Holdings Ltd.	59,555	2,603,886
Weibo Corp., ADR (b)	3,894	385,272
YY, Inc., ADR (b)	3,722	322,995
		7,669,870
		17,014,594
Hong Kong (21.4%):
Consumer Discretionary (6.0%):
China Maple Leaf Educational Systems Ltd.	310,000	347,485
Galaxy Entertainment Group Ltd.	39,000	275,719
Haier Electronics Group Co. Ltd.	133,000	325,542
Man Wah Holdings Ltd.	268,800	241,215

See notes to schedule of investments.

Security Description	Shares	Fair Value(a)
Melco International Development Ltd.	101,000	$292,597
		1,482,558
Energy (2.3%):
CNOOC Ltd.	428,000	554,089

Financials (1.5%):
China Taiping Insurance Holdings Co. Ltd.	137,638	370,377

Health Care (1.8%):
CSPC Pharmaceutical Group Ltd.	268,000	450,418

Information Technology (1.3%):
Asm Pacific Technology Ltd.	21,700	313,463

Materials (2.3%):
China Resources Cement Holdings Ltd.	444,000	273,742
Nine Dragons Paper Holdings Ltd.	153,000	302,807
		576,549
Real Estate (3.3%):
China Resources Land Ltd.	126,000	387,428
Shimao Property Holdings Ltd.	193,000	420,913
		808,341
Telecommunication Services (2.9%):
China Mobile Ltd.	69,500	705,588
		5,261,383
Singapore (0.5%):
Information Technology (0.5%):
IGG, Inc. (e)	95,000	127,826

Taiwan (3.5%):
Consumer Discretionary (1.0%):
Gourmet Master Co. Ltd.	22,480	239,600

Consumer Staples (1.1%):
TCI Co. Ltd.	41,079	259,308

Information Technology (1.4%):
Largan Precision Co. Ltd.	2,000	352,877
		851,785
Total Common Stocks (Cost $15,401,412)		23,255,588

Exchange-Traded Funds (3.5%)
United States (3.5%):
iShares MSCI China ETF	13,597	857,835
Total Exchange-Traded Funds (Cost $702,696)		857,835

Collateral for Securities Loaned (1.3%)
United States (1.3%):
Fidelity Investments Money Market Government Portfolio, Class I, 0.95% (f)	278,438	278,438
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.88% (f)	34,573	34,573
Total Collateral for Securities Loaned (Cost $313,011)		313,011

Total Investments (Cost $16,417,119) — 99.3%		24,426,434
Other assets in excess of liabilities — 0.7%		182,842
NET ASSETS - 100.00%		$24,609,276

See notes to schedule of investments.

(a)	All securities, except those traded on exchanges in the United States (including ADRs) were fair valued at September 30, 2017. See Note 1 for further information.
(b)	Non-income producing security.
(c)	Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.3% of the Fund’s net assets as of September 30, 2017.
(d)	The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of September 30, 2017, illiquid securities were 0.3% of the Fund’s net assets.
(e)	All or a portion of this security is on loan.
(f)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2017.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

See notes to schedule of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Partners Fund	September 30, 2017
(Unaudited)

Security Description	Shares	Value
Common Stocks (97.4%)
Banks (18.0%):
Associated Banc-Corp.	967,337	$23,457,922
Boston Private Financial Holdings, Inc.	402,117	6,655,036
Chemical Financial Corp.	193,665	10,120,933
Columbia Banking System, Inc.	319,766	13,465,346
First Horizon National Corp.	1,138,164	21,795,841
Hancock Holding Co.	97,527	4,725,183
Renasant Corp.	169,633	7,277,256
South State Corp.	75,920	6,836,596
Synovus Financial Corp.	221,249	10,190,729
UMB Financial Corp.	109,962	8,191,069
		112,715,911
Capital Markets (6.9%):
CBOE Holdings, Inc.	85,086	9,157,806
Federated Investors, Inc., Class B	604,992	17,968,262
Interactive Brokers Group, Inc., Class A	352,320	15,868,493
		42,994,561
Consumer Discretionary (7.6%):
Cooper-Standard Holding(a)	28,770	3,336,457
HSN, Inc.	234,920	9,173,626
Liberty Expedia Holdings, Inc., Class A(a)	199,757	10,609,094
Penske Automotive Group, Inc.	273,921	13,030,422
The Wendy’s Co.	707,289	10,984,198
		47,133,797
Consumer Staples (5.8%):
Hostess Brands, Inc.(a)	503,441	6,877,004
Nomad Foods, Ltd.(a)	341,480	4,975,364
Performance Food Group Co.(a)	501,795	14,175,709
TreeHouse Foods, Inc.(a)	144,042	9,755,965
		35,784,042
Energy (6.9%):
Energen Corp.(a)	173,187	9,469,865
Kosmos Energy Ltd.(a)	1,617,377	12,874,320
Matador Resources Co.(a)(b)	172,017	4,670,262
Pbf Energy, Inc.(b)	210,080	5,800,309
RPC, Inc.(b)	51,526	1,277,330
SRC Energy, Inc.(a)	921,574	8,911,621
		43,003,707
Health Care (6.3%):
Allscripts Healthcare Solutions, Inc.(a)	848,140	12,069,032
Diplomat Pharmacy, Inc.(a)	287,490	5,953,918
HMS Holdings Corp.(a)	532,500	10,575,450
Molina Healthcare, Inc.(a)	92,440	6,356,174
NuVasive, Inc.(a)	81,110	4,498,361
		39,452,935
Industrials (8.7%):
Advanced Disposal Services, Inc.(a)	375,693	9,463,707
Avis Budget Group, Inc.(a)	196,853	7,492,225
Azul SA, ADR(a)	212,389	5,830,078
H&E Equipment Services, Inc.	284,080	8,295,136
Masonite International Corp.(a)	72,596	5,023,643
Regal Beloit Corp.	82,488	6,516,552

See notes to schedule of investments.

Security Description	Shares	Value
Rexnord Corp.(a)	306,580	$7,790,198
SkyWest, Inc.	117,730	5,168,347
		55,579,886
Information Technology (14.9%):
Belden, Inc.	77,339	6,228,110
CommVault Systems, Inc.(a)	243,953	14,832,342
Cray, Inc.(a)	446,640	8,687,148
Diebold, Inc.(b)	511,090	11,678,407
Euronet Worldwide, Inc.(a)	159,440	15,113,318
MicroStrategy, Inc., Class A(a)	75,741	9,672,883
NetScout Systems, Inc.(a)	151,329	4,895,493
RealPage, Inc.(a)	152,430	6,081,957
Verint Systems, Inc.(a)	369,610	15,468,178
		92,657,836
Insurance (5.7%):
Primerica, Inc.	230,343	18,784,472
Torchmark Corp.	207,790	16,641,901
		35,426,373
Materials (5.0%):
Commercial Metals Co.	290,778	5,533,505
Compass Minerals International, Inc.(b)	255,336	16,571,307
Summit Materials, Inc., Class A(a)	284,967	9,127,493
		31,232,305
Real Estate (6.1%):
Education Realty Trust, Inc.	235,260	8,452,892
Equity Commonwealth(a)	721,851	21,944,270
Urban Edge Properties	333,060	8,033,407
		38,430,569
Thrifts & Mortgage Finance (3.9%):
Essent Group Ltd.(a)	606,711	24,571,796

Utilities (1.6%):
Black Hills Corp.	104,245	7,179,353
PNM Resources, Inc.	37,992	1,531,078
SJW Corp.	33,259	1,882,459
		10,592,890
Total Common Stocks (Cost $460,743,138)		609,576,608

Preferred Stocks (0.3%)
Health Care (0.3%):
WellDoc, Inc.(c)(d)	1,587,483	1,942,920
Total Preferred Stock (Cost $1,942,920)		1,942,920

Collateral for Securities Loaned (3.9%)
Fidelity Investments Money Market Government Portfolio, Class I, 0.95%(e)	21,563,855	21,563,855

See notes to schedule of investments.

Security Description	Shares	Value
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.88%(e)	2,677,537	$2,677,537
Total Collateral for Securities Loaned (Cost $24,241,392)		24,241,392

Total Investments (Cost $486,927,450) — 101.6%		635,760,920
Liabilities in excess of other assets — (1.6)%		(9,803,515)
NET ASSETS - 100.00%		$625,957,405

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of September 30, 2017, illiquid securities were 0.3% of the Fund’s net assets.
(d)	Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.3% of the Fund’s net assets as of September 30, 2017.
(e)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2017.

ADR—American Depositary Receipt

See notes to schedule of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Value Fund	September 30, 2017
(Unaudited)

Security Description	Shares	Value
Common Stocks (96.4%)
Consumer Discretionary (11.1%):
Aramark	311,505	$12,650,218
Expedia, Inc.	57,780	8,316,853
Liberty Interactive Corp. QVC Group, Series A, Class A(a)	431,710	10,175,405
LKQ Corp.(a)	292,690	10,533,913
MGM Resorts International	247,190	8,055,922
Service Corp. International	159,830	5,514,135
Skechers USA, Inc., Class A(a)	97,420	2,444,268
		57,690,714
Consumer Staples (6.5%):
Performance Food Group Co.(a)	360,330	10,179,323
Post Holdings, Inc.(a)	210,780	18,605,550
TreeHouse Foods, Inc.(a)	78,335	5,305,630
		34,090,503
Energy (7.8%):
Devon Energy Corp.	215,083	7,895,697
Energen Corp.(a)	161,598	8,836,179
Helmerich & Payne, Inc.(b)	126,529	6,593,426
HollyFrontier Corp.	126,101	4,535,853
Noble Energy, Inc.	455,615	12,921,241
		40,782,396
Financials (23.2%):
Athene Holding Ltd., Class A(a)	341,540	18,388,514
Brown & Brown, Inc.	376,770	18,156,546
CBOE Holdings, Inc.	74,240	7,990,451
Comerica, Inc.	188,943	14,408,794
E*TRADE Financial Corp.(a)	375,600	16,379,916
Fairfax Financial Holdings Ltd.	9,969	5,188,499
First Hawaiian, Inc.	300,622	9,105,840
Interactive Brokers Group, Inc., Class A	139,630	6,288,935
KeyCorp	577,460	10,867,797
The Progressive Corp.	308,742	14,949,288
		121,724,580
Health Care (5.7%):
Aetna, Inc.	93,975	14,942,965
Allergan PLC	59,510	12,196,575
Zimmer Biomet Holdings, Inc.	22,310	2,612,278
		29,751,818
Industrials (6.2%):
Avis Budget Group, Inc.(a)	134,850	5,132,391
Azul SA, ADR(a)	362,020	9,937,449
KAR Auction Services, Inc.	113,350	5,411,329
Sensata Technologies Holding NV(a)	83,350	4,006,635
United Rentals, Inc.(a)	56,200	7,797,188
		32,284,992
Information Technology (13.4%):
Cognizant Technology Solutions Corp., Class A	141,391	10,256,503
CommVault Systems, Inc.(a)	84,430	5,133,344
Diebold, Inc.	362,425	8,281,411
Euronet Worldwide, Inc.(a)	102,823	9,746,592
FleetCor Technologies, Inc.(a)	116,080	17,965,701

See notes to schedule of investments.

Security Description	Shares	Value
SS&C Technologies Holdings, Inc.	262,108	$10,523,636
Verint Systems, Inc.(a)	205,370	8,594,735
		70,501,922
Materials (7.2%):
Ball Corp.	364,430	15,050,959
Compass Minerals International, Inc.(b)	135,200	8,774,480
Sealed Air Corp.	204,600	8,740,512
WestRock Co.	84,580	4,798,223
		37,364,174
Real Estate (11.1%):
American Campus Communities, Inc.	183,590	8,105,499
Equity Commonwealth(a)	630,193	19,157,866
Iron Mountain, Inc.	214,158	8,330,746
MGM Growth Properties LLC, Series A	501,610	15,153,638
Spirit Realty Capital, Inc.	922,160	7,902,911
		58,650,660
Utilities (4.2%):
Atmos Energy Corp.	54,609	4,578,419
DTE Energy Co.	61,245	6,575,263
WEC Energy Group, Inc.	100,795	6,327,910
Xcel Energy, Inc.	90,855	4,299,259
		21,780,851
Total Common Stocks (Cost $420,845,454)		504,622,610

Collateral for Securities Loaned (2.5%)
Fidelity Investments Money Market Government Portfolio, Class I, 0.95%(c)	11,670,220	11,670,220
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.88%(c)	1,449,066	1,449,066
Total Collateral for Securities Loaned (Cost $13,119,286)		13,119,286

Total Investments (Cost $433,964,740) — 98.9%		517,741,896
Other assets in excess of liabilities — 1.1%		5,579,187
NET ASSETS - 100.00%		$523,321,083

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2017.

ADR—American Depositary Receipt

LLC—Limited Liability Company

PLC—Public Liability Company

See notes to schedule of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Large Cap Alpha Fund	September 30, 2017
(Unaudited)

Security Description	Shares	Value
Common Stocks (97.7%)
Banks (11.3%):
Comerica, Inc.	312,730	$23,848,789
JPMorgan Chase & Co.	195,770	18,697,993
The PNC Financial Services Group, Inc.	100,950	13,605,032
U.S. Bancorp	198,900	10,659,051
		66,810,865
Capital Markets (6.4%):
Ameriprise Financial, Inc.	41,820	6,210,688
CBOE Holdings, Inc.	96,910	10,430,423
E*TRADE Financial Corp.(a)	499,720	21,792,790
		38,433,901
Consumer Discretionary (5.1%):
Liberty Interactive Corp. QVC Group, Series A, Class A(a)	492,971	11,619,326
MGM Resorts International	325,740	10,615,867
Twenty-First Century Fox, Inc.	317,622	8,378,868
		30,614,061
Consumer Staples (6.6%):
CVS Health Corp.	145,015	11,792,620
Mondelez International, Inc., Class A	280,990	11,425,053
Post Holdings, Inc.(a)	178,830	15,785,325
		39,002,998
Energy (11.1%):
Chevron Corp.	161,385	18,962,738
ConocoPhillips	100,110	5,010,506
Devon Energy Corp.	280,288	10,289,372
Enterprise Products Partners LP	347,110	9,049,158
Helmerich & Payne, Inc.(b)	176,110	9,177,092
Noble Energy, Inc.	493,204	13,987,265
		66,476,131
Health Care (7.4%):
Aetna, Inc.	123,420	19,625,014
Allergan PLC	72,554	14,869,942
UnitedHealth Group, Inc.	33,085	6,479,697
Zimmer Biomet Holdings, Inc.	25,170	2,947,155
		43,921,808
Industrials (5.8%):
General Electric Co.	355,890	8,605,420
Sensata Technologies Holding NV(a)	211,480	10,165,844
Southwest Airlines Co.	108,380	6,067,112
Union Pacific Corp.	85,720	9,940,948
		34,779,324
Information Technology (15.7%):
Alphabet, Inc., Class A(a)	23,090	22,483,195
Cognizant Technology Solutions Corp., Class A	172,107	12,484,642
FleetCor Technologies, Inc.(a)	120,450	18,642,046
Microsoft Corp.	155,430	11,577,981
SS&C Technologies Holdings, Inc.	263,215	10,568,082
Visa, Inc., Class A	167,040	17,579,290
		93,335,236

See notes to schedule of investments.

Security Description	Shares	Value
Insurance (15.1%):
Aflac, Inc.	118,300	$9,628,437
American International Group, Inc.	183,220	11,247,876
Athene Holding Ltd., Class A(a)	584,640	31,477,018
Brown & Brown, Inc.	372,190	17,935,836
The Progressive Corp.	410,800	19,890,936
		90,180,103
Materials (6.4%):
Ball Corp.	511,210	21,112,973
LyondellBasell Industries NV, Class A	91,889	9,101,605
Sealed Air Corp.	194,590	8,312,885
		38,527,463
Real Estate (3.7%):
Equity Commonwealth(a)	392,220	11,923,488
Iron Mountain, Inc.	265,610	10,332,229
		22,255,717
Utilities (3.1%):
Duke Energy Corp.	133,920	11,238,566
Exelon Corp.	196,350	7,396,505
		18,635,071
Total Common Stocks (Cost $467,606,092)		582,972,678

Collateral for Securities Loaned (1.6%)
Fidelity Investments Money Market Government Portfolio, Class I, 0.95%(c)	8,297,354	8,297,354
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.88%(c)	1,030,264	1,030,264
Total Collateral for Securities Loaned (Cost $9,327,618)		9,327,618

Total Investments (Cost $476,933,710) — 99.3%		592,300,296
Other assets in excess of liabilities — 0.7%		3,927,363
NET ASSETS - 100.00%		$596,227,659

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2017.

LP—Limited Partnership

PLC—Public Liability Company

See notes to schedule of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Investors Fund	September 30, 2017
(Unaudited)

Security Description	Shares	Value
Common Stocks (93.8%)
Banks (8.8%):
Associated Banc-Corp.	86,240	$2,091,320
Comerica, Inc.	35,080	2,675,201
First Hawaiian, Inc.	74,720	2,263,269
		7,029,790
Capital Markets (5.6%):
E*TRADE Financial Corp.(a)	73,815	3,219,072
Federated Investors, Inc., Class B	42,000	1,247,400
		4,466,472
Consumer Discretionary (7.1%):
Aramark	58,910	2,392,335
Liberty Expedia Holdings, Inc., Class A(a)	28,970	1,538,597
LKQ Corp.(a)	49,540	1,782,945
		5,713,877
Consumer Staples (5.4%):
Post Holdings, Inc.(a)	48,890	4,315,520

Energy (9.7%):
Energen Corp.(a)	49,690	2,717,049
Kosmos Energy Ltd.(a)	261,450	2,081,142
Noble Energy, Inc.	103,292	2,929,361
		7,727,552
Health Care (7.4%):
Aetna, Inc.	15,060	2,394,691
Allergan PLC	10,843	2,222,273
Allscripts Healthcare Solutions, Inc.(a)	90,440	1,286,961
		5,903,925
Information Technology (18.1%):
Alphabet, Inc., Class A(a)	2,907	2,830,604
Cognizant Technology Solutions Corp., Class A	16,490	1,196,185
CommVault Systems, Inc.(a)	32,495	1,975,696
Euronet Worldwide, Inc.(a)	16,770	1,589,628
FleetCor Technologies, Inc.(a)	21,810	3,375,534
SS&C Technologies Holdings, Inc.	39,077	1,568,942
Verint Systems, Inc.(a)	47,570	1,990,804
		14,527,393
Insurance (13.9%):
Athene Holding Ltd., Class A(a)	81,000	4,361,040
Brown & Brown, Inc.	86,260	4,156,869
The Progressive Corp.	54,100	2,619,522
		11,137,431
Materials (7.1%):
Ball Corp.	85,880	3,546,844
Compass Minerals International, Inc.(b)	32,976	2,140,142
		5,686,986
Real Estate (7.6%):
Equity Commonwealth(a)	127,530	3,876,912
MGM Growth Properties LLC, Series A	73,520	2,221,039
		6,097,951

See notes to schedule of investments.

Security Description	Shares	Value
Thrifts & Mortgage Finance (3.1%):
Essent Group Ltd.(a)	60,500	$2,450,250
Total Common Stocks (Cost $63,378,149)		75,057,147

Collateral for Securities Loaned (2.5%)
Fidelity Investments Money Market Government Portfolio, Class I, 0.95%(c)	1,799,608	1,799,608
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.88%(c)	223,453	223,453
Total Collateral for Securities Loaned (Cost $2,023,061)		2,023,061

Total Investments (Cost $65,401,210) — 96.3%		77,080,208
Other assets in excess of liabilities — 3.7%		2,981,328
NET ASSETS - 100.00%		$80,061,536

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2017.

LLC—Limited Liability Company

PLC—Public Liability Company

See notes to schedule of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory Global Natural Resources Fund	September 30, 2017
(Unaudited)

Security Description	Shares	Value
Common Stocks (95.1%)
Metals & Mining (28.7%):
First Quantum Minerals Ltd.	11,742,483	$131,862,927
HudBay Minerals, Inc.	4,335,850	32,147,012
Taseko Mines Ltd.(a)(b)(c)	20,330,891	37,612,148
Turquoise Hill Resources Ltd.(a)	73,458,233	227,720,523
		429,342,610
Oil, Gas & Consumable Fuels (66.4%):
Antero Resources Corp.(a)(c)	6,233,989	124,056,381
Cabot Oil & Gas Corp.	147,215	3,938,001
Centennial Research Development, Inc.(a)(c)	1,129,295	20,293,431
Centennial Research Development, Inc. PIPE(a)(d)(e)	2,957,872	50,342,981
Concho Resources, Inc.(a)	539,536	71,067,682
Denbury Resources, Inc.(a)	9,418,587	12,620,907
Kosmos Energy Ltd.(a)(c)	9,008,699	71,709,244
Laredo Petroleum, Inc.(a)	11,260,272	145,595,318
Noble Energy, Inc.	2,491,268	70,652,360
Ophir Energy PLC(a)	23,137,562	22,474,788
Peyto Exploration & Development Corp.(c)	4,191,999	68,545,030
Range Resources Corp.	6,114,888	119,668,358
SRC Energy, Inc.(a)	7,511,921	72,640,276
Tourmaline Oil Corp.(a)	3,405,580	69,252,617
Whitecap Resources, Inc.(c)	9,209,445	71,602,770
		994,460,144
Total Common Stocks (Cost $1,571,916,769)		1,423,802,754

Collateral for Securities Loaned (5.2%)
Fidelity Investments Money Market Government Portfolio, Class I, 0.95%(f)	69,218,704	69,218,704
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.88%(f)	8,594,736	8,594,736
Total Collateral for Securities Loaned (Cost $77,813,440)		77,813,440

Total Investments (Cost $1,649,730,209) — 100.3%		1,501,616,194
Liabilities in excess of other assets — (0.3)%		(4,230,916)
NET ASSETS - 100.00%		$1,497,385,278

See notes to schedule of investments.

(a)	Non-income producing security.
(b)	Affiliated security.
(c)	All or a portion of this security is on loan.
(d)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. At September 30, 2017, illiquid securities were 3.4% of the Fund’s net assets.

(e)	Security was fair valued based upon procedures approved by the Board of Trustees and represents 3.4% of the Fund’s net assets as of September 30, 2017.
(f)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2017.

PIPE—Private Issuance of Public Equity

PLC—Public Liability Company

See notes to schedule of investments.

Notes to Schedules of Investments
Victory Portfolios	September 30, 2017
(Unaudited)

1. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by Victory Portfolios (the “Trust”) in the preparation of its Schedules of Portfolio Investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the Schedules of Portfolio Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Schedules of Portfolio Investments. Actual results could differ from those estimates.

The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies (Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies).

The Trust currently offers shares of 46 funds.  The accompanying Schedules of Portfolio Investments are those of the following 23 funds (collectively, the “Funds” and individually, a “Fund”).

Funds	Investment Share Classes Offered	Investment Objectives
Victory INCORE Investment Quality Bond Fund (“Investment Quality Bond Fund”)	Classes A, C, R and Y	Seeks to provide a high level of current income and capital appreciation without undue risk to principal
Victory INCORE Low Duration Bond Fund (“Low Duration Bond Fund”)	Classes A, C, R and Y	Seeks to provide a high level of current income consistent with preservation of capital
Victory High Yield Fund (“High Yield Fund”)	Classes A, C, R and Y	Seeks to provide current income with capital appreciation as a secondary objective
Victory Tax-Exempt Fund (“Tax-Exempt Fund”)	Classes A, C and Y	Seeks to maximize current income exempt from federal income taxes, consistent with the preservation of capital
Victory High Income Municipal Bond Fund (“High Income Municipal Bond Fund”)	Classes A, C and Y	Seeks to provide a high current income exempt from federal income taxes with a secondary objective of capital appreciation

Notes to Schedules of Investments —continued
Victory Portfolios	September 30, 2017
(Unaudited)

Victory Floating Rate Fund (“Floating Rate Fund”)	Classes A, C, R and Y	Seeks to provide a high level of current income
Victory Strategic Income Fund (“Strategic Income Fund”)	Classes A, C, R and Y	Seeks to provide a high current income with a secondary objective of capital appreciation
Victory RS Small Cap Growth Fund (“Small Cap Growth Fund”)	Classes A, C, R and Y	Seeks to provide long-term capital growth
Victory RS Select Growth Fund (“Select Growth Fund”)	Classes A, C, R, R6 and Y	Seeks to provide long-term capital growth
Victory RS Mid Cap Growth Fund (“Mid Cap Growth Fund”)	Classes A, C, R, R6 and Y	Seeks to provide long-term capital growth
Victory RS Growth Fund (“Growth Fund”)	Classes A, C, R and Y	Seeks to provide long-term capital growth
Victory RS Science and Technology Fund (“Science and Technology Fund”)	Classes A, C, R and Y	Seeks to provide long-term capital growth
Victory RS Small Cap Equity Fund (“Small Cap Equity Fund”)	Classes A, C, R and Y	Seeks to provide long-term capital growth
Victory RS International Fund (“International Fund”)	Classes A, C, R and Y	Seeks to provide long-term capital appreciation
Victory RS Global Fund (“Global Fund”)	Classes A, C, R and Y	Seeks to provide long-term capital appreciation
Victory Sophus Emerging Markets Fund (“Emerging Markets Fund”)	Classes A, C, R, R6 and Y	Seeks to provide long-term capital appreciation
Victory Sophus Emerging Markets Small Cap Fund (“Emerging Markets Small Cap Fund”)	Classes A, C and Y	Seeks to provide long-term capital appreciation
Victory Sophus China Fund (“China Fund”)	Classes A, C, R and Y	Seeks to provide long-term capital appreciation
Victory RS Partners Fund (“Partners Fund”)	Classes A, R and Y	Seeks to provide long-term capital appreciation
Victory RS Value Fund (“Value Fund”)	Classes A, C, R and Y	Seeks to provide long-term capital appreciation
Victory RS Large Cap Alpha Fund (“Large Cap Alpha Fund”)	Classes A, C, R and Y	Seeks to provide long-term capital appreciation
Victory RS Investors Fund (“Investors Fund”)	Classes A, C, R and Y	Seeks to provide long-term capital appreciation
Victory Global Natural Resources Fund (“Global Natural Resources Fund”)	Classes A, C, R and Y	Seeks to provide long-term capital appreciation

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

Notes to Schedules of Investments —continued
Victory Portfolios	September 30, 2017
(Unaudited)

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds, American Depositary Receipts (“ADRs”) and Rights, are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Certain non-exchange-traded derivatives, such as certain swaps, have inputs which can generally be corroborated by market data and are therefore categorized as Level 2 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ net asset values are calculated. The RS International Fund, RS Global Fund, Sophus Emerging Markets Fund, Sophus Emerging Markets Small Cap Fund and Sophus China Fund use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

Notes to Schedules of Investments —continued
Victory Portfolios	September 30, 2017
(Unaudited)

A summary of the valuations as of September 30, 2017, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedules of Portfolio Investments:

	Level 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Level 3 - Other Significant Unobservable Inputs		Total
	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
Investment Quality Bond Fund
Asset Backed Securities	$—	$—	$2,824,686	$—	$—	$—	$2,824,686	$—
Collateralized Mortgage Obligations	—	—	1,130,744	—	—	—	1,130,744	—
Residential Mortgage Backed Securities	—	—	1,493,998	—	—	—	1,493,998	—
Corporate Bonds	—	—	23,170,443	—	—	—	23,170,443	—
Government National Mortgage Association	—	—	30,350	—	—	—	30,350	—
U.S. Government Mortgage Backed Agencies	—	—	12,761,593	—	—	—	12,761,593	—
U.S. Treasury Obligations	—	—	5,714,068	—	—	—	5,714,068	—
Futures Contracts	—	(55,429)	—	—	—	—	—	(55,429)
Credit Default Swaps	—	—	—	4,992	—	—	—	4,992
Total	—	(55,429)	47,125,882	4,992	—	—	47,125,882	(50,437)

Low Duration Bond Fund
Asset Backed Securities	—	—	68,511,134	—	—	—	68,511,134	—
Collateralized Mortgage Obligations	—	—	45,498,046	—	—	—	45,498,046	—
Residential Mortgage Backed Securities	—	—	46,573,401	—	—	—	46,573,401	—
Senior Secured Loans	—	—	19,692,279	—	—	—	19,692,279	—
Corporate Bonds	—	—	309,286,100	—	—	—	309,286,100	—
U.S. Government Mortgage Backed Agencies	—	—	26,053,473	—	—	—	26,053,473	—
Collateral for Securities Loaned	1,030,000	—	—	—	—	—	1,030,000	—
Futures Contracts	—	(242,006)	—	—	—	—	—	(242,006)
Credit Default Swaps	—	—	—	83,329	—	—	—	83,329
Total	1,030,000	(242,006)	515,614,433	83,329	—	—	516,644,433	(158,677)

High Yield Fund
Common Stocks	1,787,807	—	—	—	—	—	1,787,807	—
Senior Secured Loans	—	—	12,332,525	—	—	—	12,332,525	—
Corporate Bonds	—	—	53,401,565	—	—	—	53,401,565	—
Collateral for Securities Loaned	3,123,496	—	—	—	—	—	3,123,496	—
Total	4,911,303	—	65,734,090	—	—	—	70,645,393	—

Tax-Exempt Fund
Municipal Bonds	—	—	94,272,603	—	—	—	94,272,603	—
Total	—	—	94,272,603	—	—	—	94,272,603	—

High Income Municipal Bond Fund
Municipal Bonds	—	—	81,526,687	—	—	—	81,526,687	—
Total	—	—	81,526,687	—	—	—	81,526,687	—

Notes to Schedules of Investments —continued
Victory Portfolios	September 30, 2017
(Unaudited)

	Level 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Level 3 - Other Significant Unobservable Inputs		Total
	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
Floating Rate Fund
Common Stocks	$129,470	$—	$—	$—	$—	$—	$129,470	$—
Convertible Corporate Bonds	—	—	5,050,839	—	—	—	5,050,839	—
Senior Secured Loans	—	—	364,873,480	—	—	—	364,873,480	—
Corporate Bonds	—	—	380,626,339	—	—	—	380,626,339	—
Total	129,470	—	750,550,658	—	—	—	750,680,128	—

Strategic Income Fund
Asset Backed Securities	—	—	2,459,647	—	—	—	2,459,647	—
Collateralized Mortgage Obligations	—	—	4,226	—	—	—	4,226	—
Residential Mortgage Backed Securities	—	—	1,697,675	—	—	—	1,697,675	—
Senior Secured Loans	—	—	7,693,112	—	—	—	7,693,112	—
Corporate Bonds	—	—	44,084,172	—	—	—	44,084,172	—
U.S. Government Mortgage Backed Agencies	—	—	120,548	—	—	—	120,548	—
U.S. Treasury Obligations	—	—	813,043	—	—	—	813,043	—
Exchange-Traded Funds	1,164,200	—	—	—	—	—	1,164,200	—
Collateral for Securities Loaned	2,880,950	—	—	—	—	—	2,880,950	—
Futures Contracts	—	(86,753)	—	—	—	—	—	(86,753)
Total	4,045,150	(86,753)	56,872,423	—	—	—	60,917,573	(86,753)

Small Cap Growth Fund
Common Stocks	1,571,023,226	—	—	—	—	—	1,571,023,226	—
Collateral for Securities Loaned	50,789,723	—	—	—	—	—	50,789,723	—
Total	1,621,812,949	—	—	—	—	—	1,621,812,949	—

Select Growth Fund
Common Stocks	448,229,157	—	—	—	—	—	448,229,157	—
Collateral for Securities Loaned	10,409,370	—	—	—	—	—	10,409,370	—
Total	458,638,527	—	—	—	—	—	458,638,527	—

Mid Cap Growth Fund
Common Stocks	421,143,555	—	—	—	—	—	421,143,555	—
Total	421,143,555	—	—	—	—	—	421,143,555	—

Growth Fund
Common Stocks	248,143,160	—	—	—	—	—	248,143,160	—
Total	248,143,160	—	—	—	—	—	248,143,160	—

Science and Technology Fund
Common Stocks	182,671,242	—	—	—	990,175	—	183,661,417	—
Collateral for Securities Loaned	13,226,702	—	—	—	—	—	13,226,702	—
Total	195,897,944	—	—	—	990,175	—	196,888,119	—

Small Cap Equity Fund
Common Stocks	67,679,307	—	—	—	—	—	67,679,307	—
Collateral for Securities Loaned	2,536,992	—	—	—	—	—	2,536,992	—
Total	70,216,299	—	—	—	—	—	70,216,299	—

Notes to Schedules of Investments —continued
Victory Portfolios	September 30, 2017
(Unaudited)

	Level 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs			Level 3 - Other Significant Unobservable Inputs			Total
	Investments in Securities		Other Financial Investments^	Investments in Securities		Other Financial Investments^	Investments in Securities		Other Financial Investments^	Investments in Securities	Other Financial Investments^
International Fund
Common Stocks	$—		$—	$24,032,212		$—	$—		$—	$24,032,212	$—
Preferred Stocks	—		—	278,231		—	—		—	278,231	—
Exchange-Traded Funds	379,448		—	—		—	—		—	379,448	—
Total	379,448	(a)	—	24,310,443		—	—		—	24,689,891	—

Global Fund
Common Stocks	22,667,184		—	17,956,291		—	—		—	40,623,475	—
Preferred Stocks	361,412		—	—		—	—		—	361,412	—
Total	23,028,596	(b)	—	17,956,291		—	—		—	40,984,887	—

Emerging Markets Fund
Common Stocks	52,553,830		—	160,263,326		—	—		—	212,817,156	—
Preferred Stocks	1,202,538		—	—		—	—		—	1,202,538	—
Rights	—		—	108,946		—	—		—	108,946	—
Collateral for Securities Loaned	2,088,915		—	—		—	—		—	2,088,915	—
Total	55,845,283	(c)	—	160,372,272		—	—		—	216,217,555	—

Emerging Markets Small Cap Fund
Common Stocks	3,771,328		—	22,749,044		—	—		—	26,520,372	—
Preferred Stocks	227,702		—	—		—	—		—	227,702	—
Collateral for Securities Loaned	687,021		—	—		—	—		—	687,021	—
Total	4,686,051	(d)	—	22,749,044		—	—		—	27,435,095	—

China Fund
Common Stocks	4,514,079		—	18,676,027		—	65,482		—	23,255,588	—
Exchange-Traded Funds	857,835		—	—		—	—		—	857,835	—
Collateral for Securities Loaned	313,011		—	—		—	—		—	313,011	—
Total	5,684,925	(e)	—	18,676,027		—	65,482		—	24,426,434	—

Partners Fund
Common Stocks	609,576,608		—	—		—	—		—	609,576,608	—
Preferred Stocks	—		—	—		—	1,942,920		—	1,942,920	—
Collateral for Securities Loaned	24,241,392		—	—		—	—		—	24,241,392	—
Total	633,818,000		—	—		—	1,942,920		—	635,760,920	—

Value Fund
Common Stocks	504,622,610		—	—		—	—		—	504,622,610	—
Collateral for Securities Loaned	13,119,286		—	—		—	—		—	13,119,286	—
Total	517,741,896		—	—		—	—		—	517,741,896	—

Large Cap Alpha Fund
Common Stocks	582,972,678		—	—		—	—		—	582,972,678	—
Collateral for Securities Loaned	9,327,618		—	—		—	—		—	9,327,618	—
Total	592,300,296		—	—		—	—		—	592,300,296	—

Investors Fund
Common Stocks	75,057,147		—	—		—	—		—	75,057,147	—
Collateral for Securities Loaned	2,023,061		—	—		—	—		—	2,023,061	—
Total	77,080,208		—	—		—	—		—	77,080,208	—

Global Natural Resources Fund
Common Stocks	1,350,984,985		—	22,474,788	(f)	—	50,342,981	(g)	—	1,423,802,754	—
Collateral for Securities Loaned	77,813,440		—	—		—	—		—	77,813,440	—
Total	$1,428,798,425		$—	$22,474,788		$—	$50,342,981		$—	$1,501,616,194	$—

^ Other Financial instruments include any derivative instruments not reflected in the Schedules of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

(a) All securities categorized as United States.

(b) All securities categorizes as United States (including ADRs), Brazil, Canada, and Mexico.

(c) All securities categorized as United States (including ADRs), Brazil, and Mexico.

(d) All securities categorized as United States (including ADRs), Brazil, and Mexico.

(e) All securities categorized as United States (including ADRs).

(f) Consists of holdings: Ophir Energy PLC categorized as Oil, Gas & Consumable Fuels, respectively.

(g) Consists of holdings: Centennial Research Development, Inc. PIPE categorized as Oil, Gas & Consumable Fuels.

Notes to Schedules of Investments —continued
Victory Portfolios	September 30, 2017
(Unaudited)

The following are transfers between Level 1 and Level 2 as of September 30, 2017:

Transfers from Level 2 to Level 1
FLOATING RATE FUND
Senior Secured Loans	$129,470

GLOBAL FUND
Preferred Stocks	361,413

EMERGING MARKETS FUND
Common Stocks	1,428,976
Preferred Stocks	1,202,538

EMERGING MARKETS SMALL CAP FUND
Common Stocks	256,631
Preferred Stocks	227,702

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investment In Securities	Science and Technology Fund	China Fund	Partners Fund	Global Natural Resources Fund
Balance as of December 31, 2016	$—	$65,965	$1,942,920	$18,926,984

Realized Gain (Loss)	—	—	—	—
Change in Unrealized Appreciation (Depreciation)	—	(483)	—	8,820,284
Purchases	990,175	—	—	42,889,144
Sales Proceeds	—	—	—	—
Transfer into Level 3	—	—	—	—
Transfer out of Level 3	—	—	—	(20,293,431)
Balance as of September 30, 2017	$990,175	$65,482	$1,942,920	$50,342,981

Notes to Schedules of Investments —continued
Victory Portfolios	September 30, 2017
(Unaudited)

Securities Purchased on a When-Issued Basis:

The Funds may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. As of September 30, 2017, the Funds had outstanding when-issued purchase commitments covered by segregated assets as identified in the Schedules of Portfolio Investments.

Municipal Obligations:

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payment of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

Mortgage- and Asset-Backed Securities:

The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The values of mortgage and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

Loans:

Floating rate loans in which a Fund invest are primarily “senior” loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of a Fund’s floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid. See the note below regarding Below Investment Grade Securities.

A Fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations.

Notes to Schedules of Investments —continued
Victory Portfolios	September 30, 2017
(Unaudited)

Transactions in loans often settle on a delayed basis, and a Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.

Payment-In-Kind Securities:

Certain Funds may invest in payment-in-kind securities. Payment-in-kind securities give the issuer the option at each interest payment date to pay all or a portion of their interest or dividends in the form of additional securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds.

Below Investment Grade Securities:

Certain Funds may invest in below investment grade securities (i.e. lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

Investment Companies:

Exchange-Traded Funds:

The Funds may invest in exchange-traded funds (“ETFs”). ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End & Closed-End Funds:

The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Notes to Schedules of Investments —continued
Victory Portfolios	September 30, 2017
(Unaudited)

Foreign Currency Contracts:

Each Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of September 30, 2017, the Funds had no open forward foreign exchange currency contracts.

Futures Contracts:

The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Notes to Schedules of Investments —continued
Victory Portfolios	September 30, 2017
(Unaudited)

Investment Transactions:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period.

Credit Derivatives:

The Funds may enter into credit derivatives, including centrally cleared credit default swaps on individual obligations or credit indices. The Funds may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust a Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by a Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject a Fund to greater volatility than investments in more traditional securities, as described in the Funds’ Statement of Additional Information.

Credit default swap (“CDS”) agreements on credit indices involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of a specific sector of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the CDS.

The counterparty risk for cleared swap agreements is generally lower than for uncleared over-the-counter swap agreements because generally a clearing organization becomes substituted for each counterparty to a cleared swap agreement and, in effect, guarantees each party’s performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations. However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to the Funds.

The Funds may enter into CDS agreements either as a buyer or seller. The Funds may buy protection under a CDS to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Funds may sell protection under a CDS in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Funds bear the risk of loss of the uncollateralized amount expected to be received under a CDS agreement in the event of the default or bankruptcy of the counterparty. CDS agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Funds may also enter into cleared swaps.

Upon entering into a cleared CDS, the Funds may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 3% to 6% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as ‘‘initial margin,’’ is in the nature of a performance bond or good faith deposit on the CDS and is returned to the Funds upon termination of the CDS, assuming all contractual obligations have been satisfied. Subsequent payments, known as ‘‘variation margin,’’ to and from the broker will be made daily as the price of the CDS fluctuates, making the long and short positions in the CDS contract more or less valuable, a process known as ‘‘marking-to-market.’’ The premium (discount) payments are built into the daily price of the CDS and thus are

Notes to Schedules of Investments —continued
Victory Portfolios	September 30, 2017
(Unaudited)

amortized through the variation margin. The variation margin payment also includes the daily portion of the periodic payment stream.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a CDS agreement equals the notional amount of the agreement. Notional amounts of each individual CDS agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Schedule of Portfolio Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, periodic interest payments, or net amounts received from the settlement of buy protection CDS agreements entered into by the Funds for the same referenced entity or entities.

As of September 30, 2017, the following Funds entered into centrally cleared CDS agreements primarily for the strategies listed below:

Fund	Strategy
Investment Quality Bond Fund	Asset allocation and risk exposure management
Low Duration Bond Fund	Asset allocation and risk exposure management
Strategic Income Fund	Asset allocation and risk exposure management

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement (“MSLA”) with Citibank N.A. (“Citibank” or the “Agent”). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral.  Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit.  The cash collateral is invested in short-term instruments or cash equivalents as noted in the Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Funds’ Schedules of Portfolio Investments. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Funds’ securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity, which are subject to offset under the MSLA as of September 30, 2017:

Notes to Schedules of Investments —continued
Victory Portfolios	September 30, 2017
(Unaudited)

Fund	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received	Value of Non-Cash Collateral Received	Net Amount
Low Duration Bond Fund	$999,400	$1,030,000	$—	$30,600
High Yield Fund	3,017,948	3,123,496	—	105,548
Strategic Income Fund	2,772,465	2,880,950	—	108,485
Small Cap Growth Fund	48,939,397	50,789,723	—	1,850,326
Select Growth Fund	10,214,536	10,409,370	—	194,834
Science and Technology Fund	12,727,831	13,226,702	—	498,871
Small Cap Equity Fund	2,441,893	2,536,992	—	95,099
Emerging Markets Fund	2,217,267	2,088,915	222,828	94,476
Emerging Markets Small Cap Fund	646,821	687,021	—	40,200
China Fund	293,471	313,011	—	19,540
Partners Fund	23,720,055	24,241,392	—	521,337
Value Fund	12,858,709	13,119,286	—	260,577
Large Cap Alpha Fund	9,085,274	9,327,618	—	242,344
Investors Fund	1,996,908	2,023,061	—	26,153
Global Natural Resources Fund	93,513,616	77,813,440	24,463,329	8,763,153

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions.

2. Risks:

The Funds may be subject to other risks in addition to these identified risks.

An investment in the Funds’ shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets.  The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds’ shares.  An investment in the Funds’ shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds’ distributions.

The RS International Fund, RS Global Fund, Sophus Emerging Markets Fund, Sophus Emerging Markets Small Cap Fund and Sophus China Fund invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund’s investments in certain foreign countries. Governments

Notes to Schedules of Investments —continued
Victory Portfolios	September 30, 2017
(Unaudited)

of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital re-investment, resource self-sufficiency and balance of payments position. The Schedule of Portfolio Investments includes information on each Fund’s holdings, including industry and/or geographic composition, as relevant.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties to financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Funds’ adviser, Victory Capital Management Inc., to be of comparable quality.

3. Investment Company Modernization:

In October 2016, the Securities and Exchange Commission (“SEC”) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules, which introduce two new regulatory reporting forms for investment companies, Form N-PORT and Form N-CEN, also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the Regulation S-X amendments was August 1, 2017 and compliance should be based on the reporting period-end date. The compliance date for Form N-PORT and Form N-CEN is June 1, 2018 and compliance should be based on the reporting period-end date. Management is currently evaluating the impact of the amendments on the Funds’ financial statements. The adoption is expected to have no effect on the Funds’ net assets or results of operations.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Victory Portfolios

By (Signature and Title)	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	November 28, 2017

By (Signature and Title)	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	November 28, 2017